As filed with the Securities and Exchange Commission on March 2, 2007
Registration No. 333-88300
Registration No. 811-21095

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 9	☑
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 17	☑
(Check appropriate box or boxes)

ANNUITY INVESTORS® VARIABLE ACCOUNT C
(Exact Name of Registrant)
ANNUITY INVESTORS LIFE ASSURANCE COMPANY ®
(Name of Depositor)
P.O. Box 5423
Cincinnati, Ohio 45201-5423
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number (800) 789-6771

Copy to:
MARK F. MUETHING, ESQ.	JOHN P. GRUBER, ESQ.
Executive Vice President, General Counsel and Secretary	Vice President
Annuity Investors Life Insurance Company	Annuity Investors Life Insurance Company
P.O. Box 5423	P.O. Box 5423
Cincinnati, Ohio 45201-5423	Cincinnati, Ohio 45201-5423
(Name and Address of Agent for Service)
KEVIN L. COONEY, ESQ.
Frost Brown Todd LLC
2200 PNC Center, 201 East Fifth Street
Cincinnati, Ohio 45202-4182

Approximate Date of Proposed Public Offering: Continuous Offering
It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b) of rule 485

☐	on (date) pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☑	(May 1, 2007) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Offered:	The Commodore Helmsman® Individual and Group Flexible Premium Deferred Annuities

ANNUITY INVESTORS VARIABLE ACCOUNT C
The Commodore Helmsman®
File No. 333-88300
Cross-Reference Sheet
To be updated by post-effective amendment

	Form N-4 Part A Item No.	Heading in Prospectus
1.	Cover Page	Cover Page

2.	Definitions	Definitions; Glossary of Financial Terms

3.	Synopsis	Overview

4.	Condensed Financial Information

	(a) Accumulation Unit Values	Condensed Financial Information

	(b) Financial Statements	Financial Statements

5.	General Description of Registrant, Depositor and Portfolio Companies

	(a) Depositor	Annuity Investors Life Insurance Company ®

	(b) Registrant	The Separate Account

	(c) Portfolio company	The Portfolios

	(d) Prospectus	The Portfolios

	(e) Voting	Voting Rights

	(f) Administrator	Not Applicable

6.	Deductions and Expenses

	(a) Deductions	Charges and Deductions

	(b) Sales load	Not Applicable

	(c) Special purchase plans	Not Applicable

	(d) Commissions	Distribution of Variable Annuity Contracts

	(e) Portfolio company expenses	Fee Table

	(f) Operating expenses	Fee Table

7.	General Description of Variable Annuity Contracts

	(a) Persons with rights	Persons with Rights Under a Contract; Voting Rights

	(b) (i) Allocations of premium payments	Purchase Payments

	Form N-4 Part A Item No.	Heading in Prospectus
	(ii) Transfers	Transfers

	(iii) Exchanges	Additions, Deletions or Substitutions

	(c) Changes in contracts or operations	Additions, Deletions or Substitutions

	(d) Inquiries	How Do I Contact the Company?

	(e) Frequent transfer risks	Other Risks

8.	Annuity Period	Benefit Payment Period

9.	Death Benefit	Death Benefit

10.	Purchases and Contract Values

	(a) Purchases	Purchase Payments, Investment Options -
Allocations; Account Value; Glossary of
Financial Terms

	(b) Valuation	Account Value; Definitions; Glossary of
Financial Terms; Charges and Deductions

	(c) Daily calculation	Account Value; Accumulation Units;
Definitions; Glossary of Financial Terms

	(d) Underwriter	Distribution of Variable Annuity Contracts

11.	Redemptions

	(a) By owner	Surrender and Withdrawals

	By annuitant	Not Applicable

	(b) Texas Optional	Texas Optional Retirement Program
Retirement Program

	(c) Check delay	Surrender and Withdrawals

	(d) Involuntary redemption	Termination

	(e) Free look	Right to Cancel

12.	Taxes	Federal Tax Matters

13.	Legal Proceedings	Legal Proceedings

14.	Table of Contents for Statement of Additional Information	Statement of Additional Information

Form N-4 Part B Item No.		Heading in Prospectus or SAI (as indicated)
15.	Cover Page	(SAI) Cover Page

16.	Table of Contents	(SAI) Table of Contents

17.	General Information and History	(SAI) General Information and History

18.	Services

	(a) Fees and expenses of registrant	(Prospectus) Fee Table

	(b) Management contracts	Not Applicable

	(c) Custodian	Not Applicable

	Independent auditors	(SAI) Experts

	(d) Assets of registrant	Not Applicable

	(e) Affiliated persons	Not Applicable

	(f) Principal underwriter	Not Applicable

19.	Purchase of Securities Being Offered

	(a) Purchases	(Prospectus) Distribution of Variable Annuity Contracts

	(b) Sales load	Not Applicable

	(c) Frequent transfer arrangements	(SAI) Other Restrictions

20.	Underwriters	(Prospectus) Distribution of Variable Annuity Contracts

21.	Calculation of Performance Data

	(a) Money market funded subaccounts	(SAI) Money Market Subaccount Standardized Yield Calculation

	(b) Other Subaccounts	Not Applicable

22.	Annuity Payments	(Prospectus) Fixed Dollar Benefit; Variable Dollar Benefit; (SAI) Benefits Units-Transfer Formulas

23.	Financial Statements	(SAI) Financial Statements
Part C
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT C
THE COMMODORE HELMSMAN®
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES
PROSPECTUS DATED MAY 1, 2007
This prospectus describes individual flexible premium deferred annuity contracts (the “Contracts”). Annuity Investors Life Insurance Company® (the “Company”) is the issuer of the Contracts. The Contracts are available for tax-qualified and non-tax-qualified annuity purchases. All Contracts are designed to be eligible for tax-deferred treatment during the Accumulation Period. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.
The Contracts offer both variable and fixed investment options. The variable investment options under the Contracts are Subaccounts of Annuity Investors® Variable Account C (the “Separate Account”). The Contracts currently offer [ • ] Subaccounts. Each Subaccount is invested in shares of a registered investment company or a portfolio thereof (each, a “Portfolio”). The Portfolios are listed below.

AIM Variable Insurance Funds	Janus Aspen Series
-AIM V.I. Capital Development Fund-Series II Shares	-Janus Aspen Series Balanced Portfolio-Service Shares
-AIM V.I. Core Equity Fund-Series I Shares	-Janus Aspen Series International Growth Portfolio-Service Shares
-AIM V.I. Financial Services Fund-Series I Shares	-Janus Aspen Series Large Cap Growth Portfolio-Service Shares
-AIM V.I. Global Health Care Fund -Series I Shares	-Janus Aspen Series Mid Cap Growth Portfolio-Service Shares
-AIM V.I. Government Securities Fund-Series II Shares	-Janus Aspen Series INTECH Risk-Managed Core Portfolio-Service Shares
-AIM V.I. Mid Cap Core Equity Fund-Series II Shares
-AIM V.I. Small Cap Growth Fund-Series II Shares	Neuberger Berman Advisers Management Trust
-AIM V.I. Small Cap Growth Fund-Series I Shares	-Neuberger Berman AMT Fasciano Portfolio-Class S
-AIM V.I. Utilities Fund-Series II	-Neuberger Berman AMT Guardian Portfolio-Class S

American Century Variable Portfolios	Oppenheimer Variable Account Funds
-American Century VP Large Company Value Fund-Class II-	-Oppenheimer Balanced Fund/VA-Service Shares
-American Century VP Mid Cap Value Fund-Class II	-Oppenheimer Capital Appreciation Fund/VA-Service Shares
-American Century VP Ultra® Fund-Class II	-Oppenheimer Global Securities Fund/VA-Service Shares
-American Century VP VistaSM Fund-Class I	-Oppenheimer Main Street Fund®/VA-Service Shares
-Oppenheimer Main Street Small Cap Fund/VA-Service Shares

Calamos Advisors Trust®
-Calamos Growth and Income Portfolio—	PIMCO Variable Insurance Trust
-PIMCO VIT High Yield Portfolio-Administrative Class
Davis Variable Account Fund, Inc.	-PIMCO VIT Real Return Portfolio-Administrative Class
-Davis Value Portfolio	-PIMCO VIT Total Return Portfolio-Administrative Class
Dreyfus Investment Portfolio	Rydex Variable Trust
-Dreyfus IP Technology Growth Portfolio-Initial Shares	-Rydex VT Sector Rotation Fund

The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares	Van Kampen-The Universal Institutional Funds, Inc.
-Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
Dreyfus Stock Index Fund, Inc.-Service Shares	-Van Kampen UIF Mid Cap Growth Portfolio—
-Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I
-Van Kampen UIF U.S. Real Estate Portfolio-Class I
-Dreyfus VIF Appreciation Portfolio-Service Shares Dreyfus Variable Investment Fund	-Van Kampen UIF Value Portfolio-Class I
-Dreyfus VIF Money Market Portfolio
-Dreyfus VIF Mid-Cap Stock Portfolio—	Wilshire Variable Insurance Trust-
-Wilshire 2010 Moderate Fund—
DWS Investments VIT Funds	-Wilshire 2015 Moderate Fund—
-DWS Small Cap Index VIP—Class A	-Wilshire 2025 Moderate Fund—

-Wilshire 2035 Moderate Fund—
Financial Investors Variable Insurance Trust	-Wilshire 2045 Moderate Fund—
-Ibbotson Balanced ETF Asset Allocation Portfolio—
-Ibbotson Conservative ETF Asset Allocation Portfolio—
-Ibbotson Growth ETF Asset Allocation Portfolio—
-Ibbotson Income and Growth ETF Asset Allocation Portfolio

Franklin Templeton Variable Insurance Products Trust
-Templeton Foreign Securities Fund—Class 2
This prospectus includes information you should know before investing in the Contracts. This prospectus is not complete without the current prospectuses for the Portfolios. Please keep this prospectus and the Portfolio prospectuses for future reference.
A Statement of Additional Information (“SAI”), dated May 1, 2007 contains more information about the Separate Account and the Contracts. The Company filed the SAI with the Securities and Exchange Commission (“SEC”). It is part of this prospectus. For a free copy, complete and return the form on the last page of this prospectus, or call the Company at 1-800-789-6771. You may also access the SAI (as well as all other documents filed with the SEC with respect to the Contracts, the Separate Account or the Company) at the SEC’s web site: http://www.sec.gov. The registration number is 333-88300. The table of contents for the SAI is printed on the last page of this prospectus.
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

These securities may be sold by a bank or credit union, but are not financial institution products.
▪	The Contracts are Not FDIC or NCUSIF Insured
▪	The Contracts are Obligations of the Company and Not of the Bank or Credit Union
▪	The Bank or Credit Union Does Not Guarantee the Company’s Obligations Under the Contracts
▪	The Contracts Involve Investment Risk and May Lose Value

TABLE OF CONTENTS
TO BE UPDATED BY POST-EFFECTIVE AMENDMENT

DEFINITIONS	5
OVERVIEW
What is the Separate Account?
What Are the Contracts?
How Do I Purchase or Cancel a Contract?
Will Any Penalties or Charges Apply If I Make Withdrawals or Surrender a Contract?
What Other Charges and Deductions Apply to the Contract?
How Do I Contact the Company?
EXPENSE TABLES	7
Contract Owner Transaction Expenses
Annual Contract Maintenance Fee
Separate Account Annual Expenses
Total Annual Portfolio Operating Expenses
Portfolio Annual Expenses (Before Expense Reimbursement)
Examples
CONDENSED FINANCIAL INFORMATION
Financial Statements
Performance Information
Yield Data
Total Return Data
Other Performance Measures
PORTFOLIOS
AIM Variable Insurance Funds
American Century Variable Portfolios, Inc.
Advisor — American Century Investment Management, Inc.
Dreyfus Portfolios
Janus Aspen Series
Neuberger Berman Advisers Management Trust
Oppenheimer Variable Account Funds
PIMCO Variable Insurance Trust
Rydex Variable Trust Funds
Van Kampen The Universal Institutional Funds, Inc.
Additions, Deletions, or Substitutions
Voting Rights
ANNUITY INVESTORS LIFE INSURANCE COMPANY®
THE SEPARATE ACCOUNT
DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS
CHARGES AND DEDUCTIONS	17
Charges and Deductions By the Company	17
Contingent Deferred Sales Charge (“CDSC”)	17
Contract Maintenance Fee	18
Transfer Fee	18
Administration Charge	18
Mortality and Expense Risk Charge	19
Premium Taxes	19
Discretionary Waivers of Charges	19
Expenses of the Portfolios	19
THE CONTRACTS
Right to Cancel
Persons With Rights Under a Contract
ACCUMULATION PERIOD	20
Account Statements
Account Value
Accumulation Units

Stepped-Up Account Value for Successor Owner
Purchase Payments	20
Investment Options—Allocations	20
Fixed Account Options	21
Principal Guarantee Program	21
Renewal of Fixed Account Guaranteed Interest Rate Options	21
Transfers	22
Automatic Transfer Programs	22
Termination of Automatic Transfer Programs	23
Telephone, Facsimile or Internet Transfers	23
Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers
U.S. Mail Restrictions
Managers of Multiple Contracts
Other Restrictions
Surrender and Withdrawals	31
Free Withdrawal Privilege	31
Long-Term Care Waiver Rider	31
Systematic Withdrawal	32
Contract Loans	32
Termination	32
BENEFIT PAYMENT PERIOD
Annuity Benefit	34
Death Benefit	34
Step Up in Value for Successor Owner	35
Payment of Benefits	36
Settlement Options	36
Calculation of Fixed Dollar Payments	37
Calculation of Variable Dollar Payments
Commuted Values
FEDERAL TAX MATTERS	41
Tax Deferral on Annuities	41
Tax-Qualified Retirement Plans	41
Individual Retirement Annuities	41
Roth IRAs	42
Tax-Sheltered Annuities	42
Texas Optional Retirement Program	42
Pension and Profit Sharing Plans	42
Roth TSAs and Roth 401(k)s	42
Governmental Deferred Compensation Plans	42
Nonqualified Deferred Compensation Plans	42
Summary of Income Tax Rules	43
GLOSSARY OF FINANCIAL TERMS	45
THE REGISTRATION STATEMENT	48
OTHER INFORMATION AND NOTICES
Householding — Revocation of Consent
Electronic Delivery of Required Documents
Legal Proceedings
STATEMENT OF ADDITIONAL INFORMATION	49

DEFINITIONS
The capitalized terms defined on this page will have the meanings given to them when used in this prospectus. Other terms which may have a specific meaning under the Contracts, but which are not defined on this page, will be explained as they are used in this prospectus.
TO BE UPDATED BY POST-EFFECTIVE AMENDMENT
Account Value
The value of a Contract during the Accumulation Period. It is equal to the sum of the value of the Owner’s interest in the Subaccounts and the Owner’s interest in the Fixed Account options.
Accumulation Period
The period during which purchase payments and accumulated earnings are invested according to the investment options elected. The Accumulation Period ends when a Contract is annuitized or surrendered, or on the Death Benefit Valuation Date.
Accumulation Unit
A share of a Subaccount that an Owner purchases during the Accumulation Period.
Accumulation Unit Value
The value of an Accumulation Unit at the end of a Valuation Period. See the Glossary of Financial Terms of this prospectus for an explanation of how Accumulation Unit Values are calculated.
Annuity Commencement Date
The first day of the first payment interval for which an annuity benefit payment is to be made. For tax-qualified forms, the Annuity Commencement Date generally must be no later than the Contract anniversary following the Owner’s 70th birthday. For non-tax-qualified forms, the Annuity Commencement Date is generally the Owner’s 85th birthday, or five years after the Contract’s effective date, if later.
Benefit Payment Period
The period during which either annuity benefit or death benefit payments are paid under a settlement option. The Benefit Payment Period begins on the first day of the first payment interval in which a benefit payment will be paid.
Benefit Unit
A share of a Subaccount that is used to determine the amount of each variable dollar benefit payment during the Benefit Payment Period.
Benefit Unit Value
The value of a Benefit Unit at the end of a Valuation Period. See the Glossary of Financial Terms of this prospectus for an explanation of how Benefit Unit Values are calculated.
Death Benefit Valuation Date
The date the death benefit is valued. It is the date that the Company receives both proof of the death of the Owner and instructions as to how the death benefit will be paid. If instructions are not received within one year of the date of death, the Death Benefit Valuation Date will be one year after the date of death.
Net Asset Value
The price computed by or for each Portfolio, no less frequently than each Valuation Period, at which the Portfolio’s shares or units are redeemed in accordance with the rules of the SEC.
Net Investment Factor

The factor that represents the percentage change in the Accumulation Unit Values and Benefit Unit Values from one Valuation Period to the next. See the Glossary of Financial Terms of this prospectus for an explanation of how the Net Investment Factor is calculated.
Valuation Date
A day on which Accumulation Unit Values and Benefit Unit Values can be calculated. Each day that the New York Stock Exchange is open for business is a Valuation Date.
Valuation Period
The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.

EXPENSE TABLES
These tables describe the fees and expenses that you will pay when you buy, hold or withdraw amounts from the Contract.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, withdraw amounts from the Contract, surrender the Contract, transfer cash value between investment options or borrow money under the Contract. Premium taxes may also be deducted.
Contract Owner Transaction Expenses

Maximum Contingent Deferred Sales Charge (as a percentage of purchase payments only)	7%
Maximum Transfer Fee, Maximum Automatic Transfer Fee, Maximum Systematic Withdrawal Fee	$30
Current Transfer Fee (applies to transfers in excess of 12 in any contract year)	$25
Loan Interest Spread*	3%

*	The Loan Interest Spread is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to that portion of the Contract used to secure the loan.
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

Annual Contract Maintenance Fee	$30

Separate Account Annual Expenses (as a percentage of the average value of the Owner’s interest in the Subaccounts)
Mortality and Expense Risk Charge	1.25%
Administration Charge	0.15%

Total Separate Account Annual Expenses	1.40%
The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.
Total Annual Portfolio Operating Expenses

	Minimum	Maximum
Before any fee reduction or expense reimbursement *	0.52%	2.10%
After contractual fee reduction and/or expense reimbursement **	0.52%	1.70%

*	The expenses are shown for the year ended December 31, 2006, and do not reflect any fee waiver or expense reimbursements.

**	The advisors and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds’ expenses in order to keep the Funds’ expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through December 31, 2009. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund’s prospectus.

Portfolio Annual Expenses (Before Fee Reduction and/or Expense Reimbursement)

	Management	12b-1		Total Annual
Portfolio	Fees	Fees	Other Expenses	Expenses(1)
AIM V.I. Capital Development Fund-Series II Shares(2)(3)
AIM V.I. Core Equity Fund-Series I Shares(4)(5)
AIM V.I. Financial Services Fund-Series I Shares(4)
AIM V.I. Global Health Care Fund-Series I Shares(3)(4)
AIM V.I. Government Securities Fund-Series II Shares(6)
AIM V.I. Mid Cap Core Equity Fund-Series II(2)
AIM V.I. Small Cap Growth Fund-Series II Shares(3)(7)
AIM V.I. Small Cap Growth Fund-Series I Shares(3)(8)
AIM V.I. Utilities Fund-Series II Shares(9)
American Century VP Large Company Value Fund-Class II Shares(10)(11)
American Century VP Mid Cap Value Fund-Class II Shares(10)
American Century VP Ultra® Fund-Class II Shares(10)(11)
American Century VP VistaSM Fund -Class I Shares(10)
Calamos Growth and Income Portfolio
Davis Value Portfolio
Dreyfus IP Technology Growth Portfolio-Initial Shares
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares
Dreyfus Stock Index Fund, Inc.-Service Shares
Dreyfus VIF Appreciation Portfolio-Service Shares
Dreyfus VIF Mid-Cap Stock Portfolio
Dreyfus VIF Money Market Portfolio
DWS Small Cap Index VIP—Class A
Ibbotson Balanced ETF Asset Allocation Portfolio
Ibbotson Conservative ETF Asset Allocation Portfolio
Ibbotson Growth ETF Asset Allocation Portfolio
Ibbotson Income and Growth ETF Asset Allocation Portfolio
Janus Aspen Series Balanced Portfolio-Service Shares
Janus Aspen Series International Growth Portfolio-Service Shares
Janus Aspen Series Large Cap Growth Portfolio-Service Shares
Janus Aspen Series Mid Cap Growth Portfolio-Service Shares
Janus Aspen Series INTECH Risk-Managed Core Portfolio-Service Shares(12)
Neuberger Berman AMT Fasciano Portfolio-Class S(13)
Neuberger Berman AMT Guardian Portfolio-Class S(13)
Oppenheimer Balanced Fund/VA-Service Shares (14)
Oppenheimer Capital Appreciation Fund/VA-Service Shares (14)
Oppenheimer Global Securities Fund/VA-Service Shares (14)
Oppenheimer Main Street Fund® Fund/VA-Service Shares (14)
Oppenheimer Main Street Small Cap Fund/VA-Service Shares (14)
PIMCO VIT High Yield Portfolio-Administrative Class(15)
PIMCO VIT Real Return Portfolio-Administrative Class(16)
PIMCO VIT Total Return Portfolio-Administrative Class (17)
Rydex VT Sector Rotation Fund
Templeton Foreign Securities Fund—Class 2
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
Van Kampen UIF Mid Cap Growth Portfolio

	Management	12b-1		Total Annual
Portfolio	Fees	Fees	Other Expenses	Expenses(1)
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I
Van Kampen UIF U.S. Real Estate Portfolio-Class I
Van Kampen UIF Value Portfolio-Class I
Wilshire 2010 Moderate Fund
Wilshire 2015 Moderate Fund
Wilshire 2025 Moderate Fund
Wilshire 2035 Moderate Fund
Wilshire 2045 Moderate Fund

(1)	Data for each Portfolio are for its fiscal year ended December 31, 2006. Actual expenses in future years may be higher or lower. Portfolios may have agreements with their advisors to cap or waive fees, and/or to reduce or waive expenses or to reimburse expenses. The specific terms of such waivers, reductions, or reimbursements are discussed in the Portfolio prospectuses. The net fees and expenses for Portfolios with such agreements are as follows:

				Reduction or	Total Net Annual
Portfolio	Management Fees	12b-1 Fees	Other Expenses	Reimbursement	Expenses
AIM V.I. Government Securities Fund(6)
AIM V.I. Utilities Fund(9)
AIM V.I. Small Company Growth Fund(3)(8)
AIM V.I. Small Cap Growth Fund(3)(7)
Neuberger Berman AMT Fasciano Portfolio(13)
Neuberger Berman AMT Guardian Portfolio(13)
Van Kampen UIF Value Portfolio

(2)	The Fund’s advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series II shares to 1.45% of average daily net assets. In determining the advisor’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: interest; taxes; dividend expense on short sales; extraordinary items; expenses related to a merger or reorganization, as approved by the Fund’s Board of Trustees; and expenses that the Fund incurred but did not actually pay because of an expense offset arrangement. The expense limitation agreement is in effect through April 30, 2007.

(3)	Effective January 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees. The fee waiver reflects this agreement.

(4)	The Fund’s advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (subject to the same exclusions above) of Series I shares to the 1.30% of average daily net assets. The expense limitation agreement is in effect through April 30, 2007.

(5)	As a result of a reorganization of another Fund into the Fund, which will occur on or about May 1, 2006 for AIM V.I. Core Equity Fund, the Fund’s Total Annual Operating Expenses have been restated to reflect such reorganization. Effective upon the closing of the Reorganization which will occur on or about May 1, 2006, the advisor for AIM V.I. Core Equity Fund has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (subject to the same exclusions listed above) of Series I shares to 0.91% of average daily net assets. The expense limitation agreement is in effect through April 30, 2007.

(6)	Effective July 1, 2005, the Fund’s advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (subject to the same exclusions above) of Series II shares to 0.98% of average daily net assets. The Fee Waiver has been restated to reflect this agreement. This limitation agreement is in effect through April 30, 2007. Other Expenses includes interest expense of 0.11%.

(7)	Effective July 1, 2005, the Fund’s advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (subject to the same exclusions above) of Series II shares to 1.40% of average daily net assets. The Fee Waiver has been restated to reflect this agreement. This limitation agreement is in effect through April 30, 2007.

(8)	Effective July 1, 2005, the Fund’s advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (subject to the same exclusions above) of Series I shares to 1.20% of average daily net assets. The Fee Waiver has been restated to reflect this agreement. This limitation agreement is in effect through April 30, 2007.

(9)	Effective September 23, 2005, the Fund’s advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (subject to the same limitations above) of Series II shares to 1.18% of average daily net assets. The Fee Waiver has been restated to reflect this agreement. This limitation agreement is in effect through April 30, 2007.

(10)	Other expenses, which include the fees and expenses of the fund’s independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

(11)	The fund has a stepped fee schedule. As a result, the fund’s management fee rate generally decreases as the fund’s assets increase and increases as the fund’s assets decrease.

(12)	The Fund was formerly known as “Janus Aspen Series Risk-Managed Core Portfolio-Service Shares.” Effective January 1, 2006, the Portfolio’s investment advisory fee rate changed from a fixed rate to a rate that adjusts upward or downward based upon the Portfolio’s performance relative to its benchmark index. This change will not impact the investment advisory fee shown until February of 2007 when the performance adjustment takes effect.

(13)	Neuberger Berman Management Inc. (“NBMI”) has undertaken through December 31, 2009 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.40% of average net daily asset value of the Fasciano Portfolio and 1.25% of average net daily asset value of the Guardian Portfolio.

(14)	Expenses may vary in future years. “Other expenses” in the table include transfer agent fees, custodial fees, and accounting and legal expenses the Fund pays. The Fund’s transfer agent has voluntarily agreed to limit transfer and shareholder servicing fees to 0.35% per fiscal year, for both classes. That undertaking may be amended or withdrawn at any time. For the Fund’s fiscal year ended December 31, 2005, the transfer agent fees did not exceed the expense limitation described above.

(15)	“Other Expenses” reflect an Administrative Fee of 0.35%.

(16)	“Other Expenses” reflect an Administrative Fee of 0.25% and interest expense. Interest Expense is generally incurred as a result of investment management activities. Ratio of net expenses to average net assets excluding interest expense is 0.65%.

(17)	“Other Expenses” reflect an Administrative Fee of 0.25%.
Examples
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table), the annual contract maintenance fee and the Separate Account expenses (described in the second table), and Portfolio fees and expenses (described in the third table). These examples take into consideration the fee waiver and expense reimbursement arrangements of the Funds. If these arrangements were not taken into consideration, the expenses shown would be higher.
These examples assume you invest $10,000 in the Contract for the time periods indicated, and that your investment has a 5% return each year. The examples also assume either the maximum (___%) or the minimum (___%) fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum
Minimum
(2) If you annuitize your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum
Minimum
(3) If you do not surrender your Contract:

	1 year	3 years	5 years	10 years
Maximum
Minimum

FINANCIAL INFORMATION
Condensed Financial Information
Condensed financial information for the Contracts is set forth in Appendix A to this prospectus. This information includes the following information:
•	year-end accumulation unit value for each Closed Subaccount from the end of the year of inception through December 31, 2006
•	number of accumulation units outstanding as of the end of each period.
Financial Statements
The financial statements and reports of the independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.

OVERVIEW
What is the Separate Account?
The Separate Account is a unit investment trust registered with the SEC under the Investment Company Act of 1940. The Separate Account is divided into Subaccounts. Each Subaccount is invested in one of the Portfolios listed on the cover page of this prospectus. If you choose a variable investment option, you are investing in the Subaccounts, not directly in the Portfolios.
What Are the Contracts?
The Contracts are individual deferred variable annuities, which are insurance products. The Contracts are sold with a fee structure that is described in the Expense Tables of this prospectus. The Contracts are available in both tax-qualified and non-tax-qualified forms, both of which are designed to be eligible for tax-deferred investment status. See the Federal Tax Matters section of this prospectus for more information about tax qualifications and taxation of annuities in general. During the Accumulation Period, the amounts you contribute can be allocated among any of the then available variable investment options and Fixed Account options. The variable investment options are the Subaccounts of the Separate Account, each of which is invested in a Portfolio. The Owner bears the risk of any investment gain or loss on amounts allocated to the Subaccounts. The Fixed Account options earn a rate of interest declared from time to time by the Company, which will be no less than the minimum permitted under the law of the state when and where the Contract is issued. The Company guarantees amounts invested in the Fixed Account options and the earnings thereon so long as those amounts remain in the Fixed Account.
During the Benefit Payment Period, payments can be allocated between variable dollar and fixed dollar options. If a variable dollar option is selected, Benefit Units can be allocated to any of the Subaccounts that are then available.
How Do I Purchase or Cancel a Contract?
The requirements to purchase a Contract are explained in The Contracts section of this prospectus. You may purchase a Contract only through a licensed securities representative. You may cancel a Contract within ten days after you receive it (the right to cancel may be longer in some states). In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts prior to cancellation. The right to cancel is described in the Right to Cancel section of this prospectus.
Will Any Penalties or Charges Apply If I Make Withdrawals or Surrender a Contract?
A contingent deferred sales charge (“CDSC”) may apply to amounts withdrawn or surrendered depending on the timing and amount of the withdrawal or surrender. The maximum CDSC is 7% for each purchase payment. The CDSC percentage decreases to 0% after seven years from the date of receipt of each purchase payment. Withdrawal and surrender procedures and the CDSC are described in the Surrender and Withdrawals section of this prospectus. A penalty tax may also be imposed at the time of a withdrawal or surrender depending on your age and other circumstances of the withdrawal or surrender. Tax consequences of a withdrawal or surrender are described in the Federal Tax Matters section of this prospectus. The right to make withdrawals or surrender may be restricted prior to age 59 1/2 if the Contract is issued with a tax sheltered annuity endorsement or an employer plan endorsement.
What Other Charges and Deductions Apply to the Contract?
Other than the CDSC, the Company will charge the fees and charges listed below unless the Company reduces or waives the fee or charge as discussed in the Charges and Deductions section of this prospectus:
▪	a transfer fee for certain transfers among investment options;
▪	an annual contract maintenance fee;
▪	a mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts (this charge may never be waived);
▪	an administration charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts; and
▪	premium taxes, if any.
In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to Owners. Portfolio expenses for the fiscal year ended December 31, 2005 are included in the Expense Tables of this prospectus and are described in the prospectuses and statements of additional information for the Portfolios.
How Do I Contact the Company?
Any questions or inquiries should be directed to the Company’s Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423, 1-800-789-6771. Please include the Contract number and the Owner’s name. You may also contact us through our web site, www.annuityinvestors.com.

PORTFOLIOS
Portfolios
The Separate Account currently is divided into [ • ] Subaccounts. Each Subaccount invests in the corresponding Portfolio listed below. The current Portfolio prospectuses, which accompany this prospectus, contain additional information concerning the investment objectives and policies of each Portfolio, the investment advisory services and administrative services of each Portfolio and the charges of each Portfolio.
You should read the Portfolio prospectuses carefully before making any decision concerning the allocation of purchase payments to, or transfers among, the Subaccounts.
There is no assurance that the Portfolios will achieve their stated objectives. The SEC does not supervise the management or the investment practices and/or policies of any of the Portfolios.
All dividends and capital gains distributed by the Portfolios are reinvested by the Separate Account and reflected in Accumulation Unit Values. Portfolio dividends and net capital gains are not distributed to Owners.
The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.

Portfolio	Adviser and Type of Fund
AIM Variable Insurance Funds
AIM V.I. Capital Development Fund Series II Shares	A I M Advisors, Inc. Equity fund
AIM V.I. Core Equity Fund Series I Shares	A I M Advisors, Inc. Equity fund
AIM V.I. Financial Services Fund Series I Shares	A I M Advisors, Inc. Equity fund
AIM V.I. Global Health Care Fund Series I Shares	A I M Advisors, Inc. Equity fund
AIM V.I. Government Securities Fund Series II Shares	A I M Advisors, Inc. Equity fund
AIM V.I. Mid Cap Core Equity Fund Series II Shares	A I M Advisors, Inc. Equity fund
AIM V.I. Small Cap Growth Fund Series II Shares	A I M Advisors, Inc. Equity fund
AIM V.I. Small Cap Growth Fund Series I Shares	A I M Advisors, Inc. Equity fund
AIM V.I. Utilities Fund Series II Shares	A I M Advisors, Inc. Equity fund

American Century Variable Portfolios, Inc.
American Century VP Large Company Value Fund Class II Shares	American Century Investment Management, Inc. Equity fund
American Century VP Mid Cap Value Fund Class II Shares	American Century Investment Management, Inc. Equity fund
American Century VP Ultra® Fund Class II Shares	American Century Investment Management, Inc. Equity fund
American Century VP VistaSM Fund Class I Shares	American Century Investment Management, Inc. Equity fund

Portfolio	Adviser and Type of Fund
Calamos® Advisors Trust
Calamos Growth and Income Portfolio	Calamos Advisors LLC Balanced fund

Davis Variable Account Fund, Inc.
Davis Value Portfolio	Davis Selected Advisers, L.P. Sub-Adviser—Davis Selected Advisers-NY, Inc. Equity fund

Dreyfus Portfolios
Dreyfus Investment Portfolio Technology Growth Portfolio Initial Shares	The Dreyfus Corporation Equity fund
The Dreyfus Socially Responsible Growth Fund, Inc. Service Shares	The Dreyfus Corporation Equity fund
Dreyfus Stock Index Fund, Inc. Service Shares	The Dreyfus Corporation Index Manager—Mellon Equity Associates (an affiliate of Dreyfus) Index fund
Dreyfus Variable Investment Fund Appreciation Portfolio Service Shares	The Dreyfus Corporation Sub-Adviser—Fayez Sarofim & Co Equity fund
Dreyfus Variable Investment Fund Mid-Cap Stock Portfolio	The Dreyfus Corporation Equity fund
Dreyfus Variable Investment Fund Money Market Portfolio	The Dreyfus Corporation Money market fund

DWS Investments VIT Funds
DWS Small Cap Index VIP Class A	Deutsche Asset Management, Inc. Sub-Adviser—Northern Trust Investments, N.A. Index fund

Financial Investors Variable Insurance Trust
Ibbotson Balanced ETF Asset Allocation Portfolio	ALPS Advisers, Inc. Sub-Adviser—Ibbotson Associates, Inc. Balanced fund of funds
Ibbotson Conservative ETF Asset Allocation Portfolio	ALPS Advisers, Inc. Sub-Adviser—Ibbotson Associates, Inc. Fixed income fund of funds
Ibbotson Growth ETF Asset Allocation Portfolio	ALPS Advisers, Inc. Sub-Adviser—Ibbotson Associates, Inc. Equity fund of funds
Ibbotson Income and Growth ETF Asset Allocation Portfolio	ALPS Advisers, Inc. Sub-Adviser—Ibbotson Associates, Inc. Balanced fund of funds

Franklin Templeton Variable Insurance Products Trust
Templeton Foreign Securities Fund Class 2	Advisor—Templeton Investment Counsel, LLC Sub-Advisor—Franklin Templeton Investment Management Limited Equity fund

Janus Aspen Series
Janus Aspen Series Balanced Portfolio Service Shares	Janus Capital Management LLC Balanced fund
Janus Aspen Series International Growth Portfolio Service Shares	Janus Capital Management LLC Equity fund
Janus Aspen Series Large Cap Growth Portfolio Service Shares	Janus Capital Management LLC Equity fund
Janus Aspen Series Mid Cap Growth Portfolio Service Shares	Janus Capital Management LLC Equity fund

Portfolio	Adviser and Type of Fund
Janus Aspen Series INTECH Risk Managed Core Portfolio Service Shares	Janus Capital Management LLC Equity fund

Neuberger Berman Advisors Management Trust
Neuberger Berman AMT Fasciano Portfolio Class S	Advisor—Neuberger Berman Management Inc. Sub-Advisor—Neuberger Berman, LLC [ • ]
Neuberger Berman AMT Guardian Portfolio Class S	Advisor—Neuberger Berman Management Inc. Sub-Advisor—Neuberger Berman, LLC [ • ]

Oppenheimer Variable Account Funds
Oppenheimer Balanced Fund/VA Service Shares	OppenheimerFunds Balanced fund
Oppenheimer Capital Appreciation Fund/VA Service Shares	OppenheimerFunds Equity fund
Oppenheimer Global Securities Fund/VA Service Shares	OppenheimerFunds Equity fund
Oppenheimer Main Street Fund®/VA Service Shares	OppenheimerFunds Equity fund
Oppenheimer Main Street Small Cap Fund/VA Service Shares	OppenheimerFunds Equity fund

PIMCO Variable Insurance Trust
PIMCO VIT High Yield Portfolio Administrative Class	Pacific Investment Management Company LLC Equity fund
PIMCO VIT Real Return Portfolio Administrative Class	Pacific Investment Management Company LLC Equity fund
PIMCO VIT Total Return Portfolio Administrative Class	Pacific Investment Management Company LLC Equity fund

Rydex Variable Trust
Rydex VT Sector Rotation Fund	Rydex Investments [ • ]

Van Kampen—The Universal Institutional Funds, Inc.
Van Kampen UIF Core Plus Fixed Income Portfolio Class I	Van Kampen(1) Bond fund
Van Kampen UIF Mid Cap Growth Portfolio	Van Kampen(1) Equity fund
Van Kampen UIF U.S. Mid Cap Value Portfolio Class I	Van Kampen(1) Equity fund
Van Kampen UIF U.S. Real Estate Portfolio Class I	Van Kampen(1) Equity fund
Van Kampen UIF Value Portfolio Class I	Van Kampen(1) Equity fund

Wilshire
Wilshire 2010 Moderate Fund	Wilshire Associates Incorporated Balanced fund of funds
Wilshire 2015 Moderate Fund	Wilshire Associates Incorporated Balanced fund of funds
Wilshire 2025 Moderate Fund	Wilshire Associates Incorporated Equity fund of funds
Wilshire 2035 Moderate Fund	Wilshire Associates Incorporated Equity fund of funds
Wilshire 2045 Moderate Fund	Wilshire Associates Incorporated Equity fund of funds

(1)	Morgan Stanley Investment Management Inc., which does business in certain instances using the name “Van Kampen,” serves as the investment advisor to the U.S. Mid Cap Value, Value, Core Plus Fixed Income and U.S. Real Estate Portfolios.

Additions, Deletions, or Substitutions of Portfolios
We may add or delete Subaccounts and may merger and combine Subaccounts. We may substitute the shares of a different portfolio or a different class of shares for shares held in a Portfolio. We do not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of Purchase Payments or variable dollar payments or transfers. In the event of any addition, deletion, merger, combination or substitution, we may make such changes in the Contract as may be necessary or appropriate to reflect such event.
Additions, deletions, mergers, combinations or substitutions of Subaccounts or Portfolios may be due to an investment decision by the Company, or due to an event not within our control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company which offers the Portfolio. The Portfolio prospectuses describe the possibility of material conflicts of interest in greater detail.
We will obtain approval of additions, deletions, mergers, combinations or substitutions from the SEC to the extent required by the Investment Company Act of 1940, as amended (“1940 Act”), or other applicable law. We will also notify you before we eliminate a Subaccount or make a substitution.
New Subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions so warrant. Any new Subaccounts will be made available to existing Owners on a basis to be determined by us.
If deemed to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more separate accounts.

CHARGES AND DEDUCTIONS
Charges and Deductions By the Company
There are two types of charges and deductions by the Company. There are charges assessed to the Contract, which are reflected in the Account Value of the Contract, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the contingent deferred sales charge, the annual contract maintenance fee, premium taxes (where applicable) and transfer fees. There are also charges assessed pro rata against the Separate Account. These charges are reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Subaccounts. These charges are the mortality and expense risk charge and the administration charge.
Except as described below, the Company will never charge more to a Contract than the fees and charges described even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to Owners.
The Company reserves the right to change the amount of the transfer fee in the future, or the number of transfers that can be made without incurring the transfer fee, and/or to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Surrender and Withdrawals section of this prospectus, if in the Company’s discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals. The maximum amount of these charges and fees is described below.
Contingent Deferred Sales Charge (“CDSC”)

Purpose of Charge	Offset expenses incurred by the Company in the sale of the Contracts, including commissions paid and costs of sales literature.

Amount of Charge	Up to 7% of each purchase payment, depending on the number of years elapsed since receipt of the purchase payment.

Number of full years elapsed between date of receipt of purchase payment and date request for withdrawal or surrender received	0	1	2	3	4	5	6	7 or more
CDSC as a percentage of purchase payment withdrawn or surrendered	7%	7%	7%	6%	5%	4%	2%	0%

When Assessed	On surrender or withdrawal of purchase payments during the Accumulation Period.

Assessed Against What	Purchase payments only, not earnings. See the Surrender and Withdrawals section of this prospectus for information on order of withdrawal of purchase payments and earnings.

Waivers	▪ Free withdrawal privilege. See the Surrender and Withdrawals section for information.

▪ In the Company’s discretion where the Company incurs reduced sales and servicing expenses.

▪   If the Contract is issued with a tax sheltered annuity endorsement: (i) upon separation from service if Owner has attained age 55 and the Contract has been in force for at least seven years; or (ii) after the Contract has been in force ten years or more.

▪ Long term care waiver rider. See the Surrender and Withdrawals section for information.

▪ If the Social Security Administration determines after the Contract is issued that the Owner is “disabled” as that term is defined in the Social Security Act of 1935, as amended.

▪ If the spouse becomes Successor Owner. See the Account Value section for information.

▪ Where required to satisfy state law.

Contract Maintenance Fee

Purpose of Charge	Offset expenses incurred in issuing the Contracts and in maintaining the Contracts and the Separate Account.

Amount of Charge	$30.00 per year.

When Assessed	During the Accumulation Period the charge is deducted on each anniversary of the effective date of the Contract, and at time of surrender. During the Benefit Payment Period a pro rata portion of the charge is deducted from each benefit payment.

Assessed Against What	Amounts invested in the Subaccounts and Fixed Account options. During the Accumulation Period, the charge is deducted pro rata from the Subaccounts and Fixed Account options in which the Contract has an interest on the date of the charge. During the Benefit Payment Period, a pro rata portion of the annual charge is deducted from each benefit payment.

Waivers	▪ During the Accumulation Period if the Account Value is at least $40,000 on the date the charge is due.

▪ During the Benefit Payment Period if the amount applied to the annuity benefit is at least $40,000.

▪ If the Contract is issued with a tax sheltered annuity endorsement.

▪ In the Company’s discretion where the Company incurs reduced sales and servicing expenses.

▪ During the Benefit Payment Period where required to satisfy state law.

Transfer Fee

Purpose of Charge	Offset cost incurred in administering the Contracts.

Amount of Charge	$25 for each transfer in excess of 12 in any contract year. The Company reserves the right to change the amount of this charge, or the number of transfers which can be made without incurring the charge at any time. The transfer fee will never exceed $30 for each transfer, and the number of transfers that can be made without a charge will never be fewer than 8.

When Assessed	During the Accumulation Period.

Assessed Against What	Deducted from amount transferred.

Waivers	Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. Transfers associated with these programs do not count toward the free transfers permitted in a contract year. The Company reserves the right to eliminate this waiver at any time.

Administration Charge

Purpose of Charge	Offset expenses incurred in administering the Contracts and the Separate Account.

Amount of Charge	Daily charge equal to 0.000411% of the daily Net Asset Value for each Subaccount, which corresponds to an annual effective rate of 0.15%.

When Assessed	During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected.

Assessed Against What	Amounts invested in the Subaccounts.

Waivers	May be waived or reduced in the Company’s discretion where the Company incurs reduced sales and servicing expenses.

Mortality and Expense Risk Charge

Purpose of Charge	Compensation for bearing certain mortality and expense risks under the Contract. Mortality risks arise from the Company’s obligation to pay benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company’s actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.

Amount of Charge	Daily charge equal to 0.003446% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.25%.

When Assessed	During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected.

Assessed Against What	Amounts invested in the Subaccounts.

Waivers	None.
Premium Taxes
Currently some state governments impose premium taxes on annuity purchase payments. These taxes currently range from zero to 3.5% depending upon the jurisdiction. A federal premium tax has been proposed but not enacted. The Company will deduct any applicable premium taxes from the Account Value either upon death, withdrawal, surrender, annuitization, or at the time purchase payments are made, but no earlier than when the Company incurs a tax liability under applicable law.
Discretionary Waivers of Charges
The Company will look at the following factors to determine if it will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the total amount of purchase payments to be received; and (2) any prior or existing relationship with the Company. The Company would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales and servicing expenses. In no event will the Company waive a charge where such waiver would be unfairly discriminatory to any person.
Expenses of the Portfolios
In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses which are described in the prospectus and Statement of Additional Information for each Portfolio. The actual Portfolio fees and expenses for the prior calendar year are included in the Expense Tables of this prospectus, unless a Portfolio commenced operations in the current calendar year. In that case, estimated Portfolio expenses are included in the Expense Tables of this prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

PURCHASE PAYMENTS AND ALLOCATION TO INVESTMENT OPTIONS
Each Contract allows for an Accumulation Period during which purchase payments are invested according to the Owner’s instructions. During the Accumulation Period, the Owner can control the allocation of investments through transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing and interest sweep. These programs and telephone, facsimile and Internet transfer procedures are described in the Transfers section of this prospectus. The Owner can access the Account Value during the Accumulation Period through surrender or withdrawals, systematic withdrawal, or contract loans (if available). These withdrawal features are described more fully in the Surrender and Withdrawals and Contract Loans sections of this prospectus.
Purchase Payments
Purchase payments may be made at any time during the Accumulation Period. The current restrictions on purchase payment amounts are:

	Tax-Qualified	Non-Tax-Qualified
Minimum initial purchase payment	$2,000	$10,000
Minimum monthly payment under periodic payment program	$ 50	Not Applicable
Minimum additional payments	$ 50	$ 100
Maximum single purchase payment	$1,000,000*or Company approval	$1,000,000* or Company approval

*	The maximum single purchase payment is $500,000 for issue ages above age 80 or Company approval.
The Company reserves the right to increase or decrease the minimum initial purchase payment, or the minimum monthly payment, or the minimum allowable additional purchase payment, or the maximum single purchase payment, at its discretion and at any time, where permitted by law.
Each purchase payment will be applied by the Company to the credit of the Owner’s account. If the application or order ticket is in good order, the Company will apply the initial purchase payment to an account for the Owner within two business days of receipt of the purchase payment. If the application or order ticket is not in good order, the Company will attempt to get the application or order ticket in good order within five business days. If the application or order ticket is not in good order at the end of this period, the Company will inform the purchaser of the reason for the delay and that the purchase payment will be returned immediately unless the purchaser specifically consents to the Company keeping the purchase payment until the application or order ticket is in good order. Once the application or order ticket is in good order, the initial purchase payment will be applied to the Owner’s account within two business days. During the right to cancel period, the Company reserves the right to allocate all purchase payments to either the Fixed Accumulation Account or a money market Subaccount. If we exercise this right, we will allocate the Account Value as of the end of the right to cancel period to the Fixed Account options and/or to the Subaccounts in the percentages that the Owner has instructed.
Each additional purchase payment is credited to a Contract as of the Valuation Date on which the Company receives the purchase payment. If the purchase payment is allocated to a Subaccount, it will be applied at the Accumulation Unit Value calculated at the end of the Valuation Period in which that Valuation Date occurs.
The Company may, in its sole discretion, restrict or prohibit the credit of purchase payments to any Fixed Account option or any Subaccount from time to time on a non-discriminatory basis.
Investment Options—Allocations
Purchase payments can be allocated in whole percentages to any of the available Subaccounts or Fixed Account options. See the Portfolios section of this prospectus for a listing and description of the currently available Subaccounts. Interests in the Subaccounts are securities registered with the Securities and Exchange Commission. The Owner bears the risk of investment gain or loss on amounts allocated to the Subaccounts.

Interests in the Fixed Account options are not securities and are not registered with the SEC. Amounts allocated to the Fixed Account options will receive a stated rate of interest, which will be no less than the minimum permitted under the law of the state when and where the Contract is issued. The interest rate credited to each purchase payment to the Fixed Accumulation Account will not be changed for at least 12 months after its allocation. The interest rate credited to an amount that is held under a Fixed Account guaranteed interest rate option will not be changed until the end of the guarantee period. The guarantee period is measured from the date that the amount is allocated or transferred to that option. Interest on amounts allocated to the Fixed Account options is earned daily. Amounts allocated to the Fixed Account options and interest credited to the Fixed Account options are guaranteed by the Company.
The Company may, in its sole discretion, restrict or prohibit allocations to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.
Fixed Account Options
The currently available Fixed Account options are:
Fixed Accumulation Account Option
Three-Year Guaranteed Interest Rate Option
Seven-Year Guaranteed Interest Rate Option
The current restrictions on allocations for either tax-qualified or non-tax-qualified Contracts are:

Minimum allocation to any Subaccount	$10
Minimum allocation to Fixed Accumulation Account	$10
Minimum allocation to Three- or Seven-Year Guaranteed Interest Rate Option or any other Fixed Account guaranteed period option which may be offered	$2,000 No amounts may be allocated to any guarantee period option which would extend beyond the Annuity Commencement Date.

Allocations to Seven-Year Guaranteed Interest Rate Option	For Contracts issued after May 1, 2004 in states where the Company has received regulatory approval, amounts may be allocated to the Seven-Year Guaranteed Interest Rate Option only during the first contract year.

Allocation during right to cancel period	No current restrictions, but the Company reserves the right to require that purchase payment(s) be allocated to the money market Subaccount or to the Fixed Accumulation Account option during the right to cancel period.
Principal Guarantee Program
An Owner may elect to have the Company allocate a portion of a purchase payment to the Seven Year Guaranteed Interest Rate Option such that, at the end of the seven year guarantee period, that account will grow to an amount equal to the total purchase payment (so long as there are no surrenders or loans from the Contract). The Company determines the portion of the purchase payment that must be allocated to the Seven Year Guaranteed Interest Rate Option such that, based on the interest rate then in effect, that account will grow to equal the full amount of the purchase payment after seven years. The remainder of the purchase payment will be allocated according to the Owner’s instructions. The minimum purchase payment eligible for the principal guarantee program is $5,000. The principal guarantee program is only available during the first contract year.
Renewal of Fixed Account Guaranteed Interest Rate Options
An amount that is allocated or transferred to a Fixed Account guaranteed interest rate option will mature at the end of the guarantee period. When an amount matures, the Owner may elect to transfer it to any of the investment options then available under the Contract. Such an election must be made within the 30-day period ending on the date that the amount matures. If the Owner does not transfer the amount, then it will be applied to a new guarantee period under the same Fixed Account guaranteed interest rate option, if available to the Owner. The interest rate for the new guarantee period will be the then current rate for that option. If that option is not available, then the amount will be transferred to the Fixed Accumulation Account option. Such a transfer or renewal will be effective on the day after the amount matures.

TRANSFERS
Transfers
If allowed by the Company, in our sole discretion, during the Accumulation Period, an Owner may transfer amounts among Subaccounts, among Fixed Account options, and/or between Subaccounts and Fixed Account options by written request once each Valuation Period.
The current restrictions on transfers for either tax-qualified or non-tax-qualified Contracts are:

Minimum transfer to any Fixed Account guarantee period option	$2,000 No amounts may be transferred to a guarantee period option which would extend beyond the Annuity Commencement Date.

Maximum transfer from Fixed Account option other than Fixed Account guaranteed period option which is maturing	During any contract year, 20% of the Fixed Account option’s value as of the most recent contract anniversary.

Transfers to Seven-Year Guaranteed Interest Rate Option	For contracts issued after May 1, 2004 in states where the Company has received regulatory approval, amounts may be transferred to the Seven-Year Guaranteed Interest Rate Option only during the first contract year.

Other restrictions on transfers from Fixed Account options
▪   May not be made prior to first contract anniversary.

▪   Amounts transferred from Fixed Account options to Subaccounts may not be transferred back to Fixed Account options for a period of 6 months from the date of the original transfer.

A transfer is effective on the Valuation Date during which the Company receives the request for transfer, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs. The Company may, in its sole discretion, restrict or prohibit transfers to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.
Automatic Transfer Programs
During the Accumulation Period, the Company offers the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from the Company by calling 1-800-789-6771. There are risks involved in switching between investments available under the Contract.
Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the twelve transfers permitted under the Contract without a transfer fee. However, the Company reserves the right to impose a fee in such amount as the Company may then determine to be reasonable for participation in automatic transfer programs, as described in the Charges and Deductions section of this prospectus.

Minimum Account
Service	Description	Requirements	Limitations/Notes
Dollar Cost Averaging
Dollar cost averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. You should consider your financial ability to continue dollar cost averaging transfers through periods of changing price levels.
	Automatic transfers from the money market Subaccount to any other Subaccount(s), or from the Fixed Accumulation Account option to any Subaccount(s) other than the money market Subaccount, on a monthly or quarterly basis.	Source of funds must be at least $10,000. Minimum transfer is $500. When balance of source of funds falls below $500, entire balance will be allocated according to dollar cost averaging instructions.	Dollar cost averaging transfers may not be made to any of the Fixed Account options, or to the money market Subaccount. The dollar cost averaging transfers will take place on the last Valuation Date of each calendar month or quarter as requested by the Owner.

Portfolio Rebalancing Portfolio rebalancing does not guarantee profits or prevent losses in a declining market.	Automatically transfer amounts among the Subaccounts and the Fixed Accumulation Account option to maintain the percentage allocations selected by the Owner.	Minimum Account Value of $10,000.	Transfers will take place on the last Valuation Date of each calendar quarter. Portfolio rebalancing will not be available if the dollar cost averaging program or an interest sweep from the Fixed Accumulation Account option is being utilized.

Interest Sweep	Automatic transfers of the interest from any Fixed Account option(s) to any Subaccount(s).	Balance of each Fixed Account option selected must be at least $5,000. Maximum transfer from each Fixed Account option selected is 20% of such Fixed Account Option’s value per year. Amounts transferred under the interest sweep program will reduce the 20% maximum transfer amount otherwise allowed.	Interest sweep transfers will take place on the last Valuation Date of each calendar quarter. Interest sweep is not available from the Seven Year Guaranteed Interest Rate Option if the Principal Guarantee Program is selected.
Termination of Automatic Transfer Programs
The Owner may terminate any of the automatic transfer programs at any time, but must give the Company at least 30 days’ notice to change any automatic transfer instructions that are already in place. Termination and change instructions will be accepted by U.S. or overnight mail, or by facsimile at 513-412-3766. The Company may terminate, suspend or modify any aspect of the automatic transfer programs described above without prior notice to Owners, as permitted by applicable law. Any such termination, suspension or modification will not affect automatic transfer programs already in place.
The Company may also impose an annual fee or increase the current annual fee, as applicable, for any of the foregoing automatic transfer programs in such amount(s) as the Company may then determine to be reasonable for participation in the program. The maximum amount of the annual fee that would be imposed for participating in each automatic transfer program is $30.
Telephone, Facsimile or Internet Transfers
Currently, instead of placing a request in writing, an Owner may place a request for all or part of the Account Value to be transferred by telephone, facsimile or over the Internet. All transfers must be in accordance with the terms of the

Contract. Transfer instructions are currently accepted once each Valuation Period by telephone at 1-800-789-6771, or via facsimile at 513-412-3766, or over the Internet through the Company’s web site at www.annuityinvestors.com, between 9:30 a.m. and 4:00 p.m. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period. Access to these alternate methods of placing transfer requests, particularly through the Company’s web site, may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. The Company may withdraw the right to make transfers by telephone, facsimile or over the Internet upon 10 days’ written notice to affected Contract Owners.
The Company will not be liable for complying with transfer instructions that the Company reasonably believes to be genuine, or for any loss, damage, cost or expense in acting on such instructions. The Owner or person with the right to control payments will bear the risk of such loss. The Company will employ reasonable procedures to determine that telephone, facsimile or Internet instructions are genuine. If the Company does not employ such procedures, the Company may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.
Transfer Restrictions Related to Active Trading Strategies
Neither the Contracts described in this prospectus nor the underlying Portfolios are designed to support active trading strategies that involve frequent movement between or among Subaccounts (sometimes referred to as “market-timing” or “short-term trading”). An Owner who intends to use an active trading strategy should consult his/her registered representative and request information on variable annuity contracts that offer underlying Portfolios designed specifically to support active trading strategies.
We have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Appendix C to this prospectus contains more information about these processes and restrictions.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT
Guaranteed Lifetime Withdrawal Benefit

✓	Benefit	A guaranteed withdrawal benefit that is available under the Benefits section of the Rider.

✓	Benefit Base Amount	The amount on which Rider charges and Benefit payments are based.

✓	Benefit Start Date	The first day that a Benefit under the Rider is to be paid.

✓	Benefit Year	A 12 month period beginning on the Benefit Start Date or on an anniversary of the Benefit Start Date.

✓	Excess Withdrawal	(1) A withdrawal from the Contract after the Rider Effective Date and before the Benefit Start Date or (2) a withdrawal from the Contract on or after the Benefit Start Date to the extent that the withdrawal exceeds the Benefit amount that is available on the date of payment.

✓	Designated Subaccount	Each Subaccount that we designate from time to time to hold Contract values on which Benefits may be based.

✓	Insured	The person whose lifetime is used to measure the Benefits under the Rider. The Insured is set out on the Rider specifications page. The Insured cannot be changed after the issue date of the Rider as shown on the Rider specifications page.

✓	Rider Anniversary	The date in each year that is the annual anniversary of the Rider Effective Date.

✓	Rider Effective Date	The Contract Effective Date or Contract Anniversary on which the Rider is activated.

✓	Rider Year	Each 12 month period that begins on the Rider Effective Date or a Rider Anniversary.
Introduction
We offer a Guaranteed Lifetime Withdrawal Benefit through a rider (the “Rider”) to this Contract. If you choose to activate the Rider, it will provide a lifetime withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero. The Insured must be at least 55 years old on the Benefit Start Date to receive a Benefit under the Rider.
You cannot activate the Rider if, on the Rider Effective Date, the Insured will be 81 years old or older (86 years old or older for a non tax qualified Contract). You cannot activate the Rider if the Guaranteed Minimum Withdrawal Benefit Rider is in effect. You cannot activate the Rider if in the future we are no longer issuing the Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis. Once the Rider is activated, you may not participate in the dollar cost averaging program otherwise available under the Contract.
➢	The Rider is not available in all states. To find out if the Rider is available in the state where you live, contact us at our Administrative Office, P.O. Box 5423, Cincinnati OH 45201-5423, 1-800-789-6771.
Rider Charge
In exchange for the ability to receive Benefits for life, we will assess an annual charge not to exceed x.xx% of the current Benefit Base Amount. Currently, the charge is x.xx% of the current Benefit Base Amount. After the Rider is activated, the charge for your Rider will not change except under the circumstances described in “Reset Opportunities” below.
We will assess the Rider charge on each Rider Anniversary. We will also assess a prorated charge upon surrender of the Contract or termination of the Rider. We will take the Rider charge by withdrawing amounts proportionally from each Designated Subaccount (as discussed below) to which you have allocated your Account Value at the time the charge is taken.
Designated Subaccounts
Before the Rider Effective Date, you must transfer your Account Value to one or more Designated Subaccount(s) that you select. The required transfers must be made by Written Request. If you do not make the required transfers, we will reject your request to activate the Rider.
➢ Please review the explanation of a Written Request in the Definitions section of this prospectus.
The Designated Subaccounts are listed below.
[insert list of Designated Subaccounts]
➢ Additional information about the Designated Subaccounts is located in The Portfolios section and Appendix B of this prospectus.
Following the Rider Effective Date, you may reallocate your Account Value among the Designated Subaccounts in accordance with the Transfer provisions of the Contract.
Impact of the Rider on the Contract
Following the Rider Effective Date, we may decline to accept Purchase Payments to the Contract in excess of $50,000 per Contract Year. Before or after the Rider Effective Date, we may decline to accept any additional Purchase Payments to the Contract if we are no longer issuing annuity contracts with the Rider unless you reject or terminate the Rider. If the Contract allows loans, all loans must be paid off by the Benefit Start Date, and no new loans may be taken after the Benefit Start Date.
Benefit Base Amount Before the Benefit Start Date
The amount of the Benefit payments that will be available to you under the Rider depends on the Benefit Base Amount.
On or before the Benefit Start Date, the Benefit Base Amount will equal the greater of:
(1)	your Account Value as of the most recent Rider Anniversary for which you elect to reset, less adjustments for any Excess Withdrawals since that Rider Anniversary; and
(2) the sum of the following amounts (the “5% simple interest calculation”):
(a)	your Account Value as of the Rider Effective Date, plus a credit at the end of each of the first 5 Rider Years equal to 5% of your Account Value less your Fixed Account value; and

(b)	Purchase Payments received after the Rider Effective Date, plus a credit at the end of each of the first 5 Rider Years equal to 5% of each such Purchase Payment prorated based on the number of days that the Purchase Payment was held during such Rider Year;
and less adjustments for any Excess Withdrawals. The 5% simple interest credits will stop if you take an Excess Withdrawal.
The amount of any adjustment to the Benefit Base Amount will be proportional to the reduction in your Account Value due to the Excess Withdrawal.
Lifetime Withdrawals
Anytime after the Rider Effective Date, you may begin taking the lifetime withdrawal Benefit if the Insured is at least 55 years old.

On the Benefit Start Date, the Benefit Base Amount is set and will not change unless you take an Excess Withdrawal. Unless a Spousal Benefit is in effect, the Benefit Percentage is determined based on the age of the Insured (who is typically you) on the Benefit Start Date as set out below.

Age of Insured on Benefit Start Date	Benefit Percentage

At least age 55 but under age 60	4.0%

Age 60 or older	5.0%
On the Benefit Start Date and each anniversary of the Benefit Start Date, the Benefit Base Amount will be multiplied by the Benefit Percentage to determine the Benefit amount for the following Benefit Year. Generally, the Benefit amount is the maximum amount that can be withdrawn from the Contract before the next anniversary of the Benefit Start Date without reducing the Benefit Base Amount. The ability to take a withdrawal Benefit will continue until the earlier of your death, annuitization, or any other event that terminates the Rider.
Although lifetime withdrawals up to the Benefit amount do not reduce the Benefit Base Amount, they do reduce Contract values, the Death Benefit, and the amount available for annuitization. We will make lifetime withdrawals proportionally from the Designated Subaccounts as of the date the Benefit payment is made. In addition, withdrawal Benefits taken before you are 59 1/2 may be subject to penalty taxes for early withdrawal.
Purchase Payments that we receive after the Benefit Start Date will not increase the Benefit Base Amount. Excess Withdrawals taken after the Benefit Start Date will cause an adjustment in the Benefit Base Amount. The amount of the adjustment to the Benefit Base Amount is proportional to the reduction in your Account Value due to the Excess Withdrawal. An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.
The Benefit amount at any point during a Benefit Year will never be less than the Internal Revenue Code “required minimum distribution” for the applicable calendar year. For this purpose, we will compute the required minimum distribution based on the values of the Contract without considering any other annuity or tax-qualified account. The required minimum distribution will be reduced by all prior withdrawals or Benefit payments from the Contract made in the applicable calendar year. In calculating the required minimum distribution for this purpose, we may choose to disregard changes in the federal tax law that are made after the issue date of the Rider shown on the Rider specifications page if such changes would increase the required minimum distribution. We will notify you if we make this choice.
Reset Opportunities
On each Rider Anniversary before the Benefit Start Date and on the Benefit Start Date, you will have the opportunity to reset the Benefit Base Amount equal to your Account Value as of that Rider Anniversary or the Benefit Start Date, whichever is applicable. If you elect to reset the Benefit Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for the next Rider Year. To make a reset election, you must send us a Written Request and we must receive the Written Request before the Benefit Start Date and no later than 30 days after the “reset date” itself.
Generally it would be to your advantage to elect a reset on (1) any Rider Anniversary when your Account Value is higher than the Benefit Base Amount on that Rider Anniversary, and (2) on the Benefit Start Date if your Account Value on the Benefit Start Date is higher than the Benefit Base Amount on that date.
At any time before the Benefit Start Date, you may choose to automatically reset the Benefit Base Amount equal to your Account Value, if higher, on each Rider Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Rider Anniversary. If an automatic reset triggers an increase in the Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.

Spousal Benefit

✓	Spousal Benefit	A Benefit available after the death of the Insured for the remaining life of the Spouse.

✓	Spouse	The person who is the spouse of the Insured as of the Rider Effective Date.
A spouse will cease to be considered the Spouse if the marriage of the Insured and Spouse is terminated by divorce, dissolution, annulment, or for other cause apart from the death of the Insured.

A new spouse cannot be substituted after the Rider Effective Date.
For an additional annual charge, you can elect, at the time that you activate the Rider, to add a Spousal Benefit if the Insured is married on that date.
The Spousal Benefit allows a surviving Spouse to continue to receive, for the duration of his/her lifetime, a withdrawal Benefit provided the following 4 conditions are satisfied:
•	you added the Spousal Benefit at the time that you activated the Rider;

•	the Spouse as of the Rider Effective Date remains the Spouse of the Insured through the death of the Insured;

•	no Death Benefit becomes payable under the Contract; and

•	the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract.
The Spouse’s right to a withdrawal Benefit will continue until his/her death or the termination of the Rider, whichever is first.
If the Spousal Benefit is in effect, the Benefit Percentage is determined based on the age of the Insured or the age of the Spouse, whichever is less, on the Benefit Start Date as set out below.

Age of Younger of Insured or Spouse on
Benefit Start Date	Benefit Percentage

At least age 55 but under age 60	4.0%

Age 60 or older	5.0%
Currently, the additional annual charge for the Spousal Benefit is 0.15% of the Benefit Base Amount. After the Rider including the Spousal Benefit is activated, the annual Rider charge rate will never exceed 1.20% of the Benefit Base Amount.
If during the life of the Insured the marriage terminates due to divorce, dissolution or annulment, or death of the Spouse, the Spousal Benefit will end. We will stop the associated Rider charge when we receive evidence of the termination of the marriage that is satisfactory to us. Once the Spousal Benefit has ended, it may not be re-elected or added to cover a subsequent spouse.
Impact on Outstanding Loans
As a general rule, you must transfer your Account Value to one or more Designated Subaccounts before the Rider Effective Date. We will make an exception with respect to collateral for Contract loans outstanding before the Benefit Start Date. The following table describes the special transfer rules applicable to collateral for Contract loans.

Time/Period	Transfer Rule

At the time of activation	You are not required to transfer the portion of your Fixed Account value that is then needed as collateral for a Contract loan.

From time to time after activation and before the Benefit Start Date	We may require you to transfer the portion of your Fixed Account value that is no longer needed as collateral for a Contract loan. You must make this transfer within 30 days of our written notice to you of this requirement.

On or before the Benefit Start Date	You must pay off the Contract loan and transfer the portion of your Fixed Account value that is no longer needed as collateral.
Termination of the Rider
All rights under the Rider will terminate at the time indicated if any of the following events occurs:
•	upon your Written Request to reject or terminate the Rider;

•	at any time that the Insured transfers or assigns an ownership interest in the Contract;

•	if you or a joint owner of the Contract is not a human being, at any time that the Insured is no longer named as an Annuitant under the Contract;

•	upon a failure to transfer funds as called for by the Required Transfers provision of the Rider;

•	upon a transfer of funds within the Contract after the Rider Effective Date to an investment option that is not a Designated Subaccount, except to the limited extent required for collateral for a loan;

•	upon an Excess Withdrawal from the Contract that reduces the Benefit Base Amount below $1,250;

•	upon the surrender or annuitization of the Contract;

•	upon a death that would give rise to a Death Benefit under the Contract, unless the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract;

•	upon the death of the Insured before the Benefit Start Date; or

•	upon the complete payment of all Benefits under the Rider.
You may reject the Rider at any time by Written Request.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT
Guaranteed Minimum Withdrawal Benefit

✓	Benefit	A guaranteed withdrawal benefit that is available under the Benefits section of the Rider.

✓	Benefit Base Amount	The amount on which Rider charges and Benefit payments are based.

✓	Benefit Start Date	The first day that a Benefit under the Rider is to be paid.

✓	Benefit Year	A 12 month period beginning on the Benefit Start Date or on an anniversary of the Benefit Start Date.

✓	Excess Withdrawal	A withdrawal from the Contract after the Rider Effective Date to the extent that the withdrawal exceeds the Benefit amount that is available on the date of payment.

✓	Designated Subaccount	Each Subaccount that we designate from time to time to hold Contract values on which Benefits may be based.

✓	Rider Anniversary	The date in each year that is the annual anniversary of the Rider Effective Date.

✓	Rider Effective Date	The Contract Effective Date or Contract Anniversary on which the Rider is activated.

✓	Rider Year	Each 12 month period that begins on the Rider Effective Date or a Rider Anniversary.
Introduction
We offer a Guaranteed Minimum Withdrawal Benefit through a rider (the “Rider”) to this Contract. If you choose to activate the Rider, it will provide a minimum withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero.
You cannot activate the Rider if, on the Rider Effective Date, the Insured will be 81 years old or older (86 years old or older for a non tax qualified Contract). You cannot activate the Rider if the Guaranteed Lifetime Withdrawal Benefit Rider is in effect. You cannot activate the Rider if in the future we are no longer issuing the Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis. Once the Rider is activated, you may not participate in the dollar cost averaging program otherwise available under the Contract.
Rider Charge
In exchange for the ability to receive minimum withdrawal Benefits, we will assess an annual charge not to exceed x.xx% of the current Benefit Base Amount. Currently, the charge is x.xx% of the current Benefit Base Amount. After the Rider is activated, the charge for your Rider will not change except under the circumstances described in “Reset Opportunities” below.
We will assess the Rider charge on each Rider Anniversary. We will also assess a prorated charge upon surrender of the Contract or termination of the Rider. We will take the Rider charge by withdrawing amounts proportionally from each Designated Subaccount (as discussed below) to which you have allocated your Account Value at the time the charge is taken. Amounts withdrawn pursuant to the Rider charge will not be subject to any contingent deferred sales charge, and will not reduce amounts available under the free partial withdrawal provision.
Designated Subaccounts
Before the Rider Effective Date, you must transfer your Account Value to one or more Designated Subaccount(s) that you select. The required transfers must be made by Written Request. If you do not make the required transfers, we will reject your request to activate the Rider.

➢ Please review the explanation of a Written Request in the Definitions section of this prospectus.
The Designated Subaccounts are listed below.
[insert list of Designated Subaccounts]
➢ Additional information about the Designated Subaccounts is located in The Portfolios section and Appendix B of this prospectus.
Following the Rider Effective Date, you may reallocate your Account Value among the Designated Subaccounts in accordance with the Transfer provisions of the Contract.
Impact of the Rider on the Contract

Following the Rider Effective Date, we may decline to accept Purchase Payments to the Contract in excess of $50,000 per Contract Year. Before or after the Rider Effective Date, we may decline to accept any additional Purchase Payments to the Contract if we are no longer issuing annuity contracts with the Rider unless you reject or terminate the Rider. If the Contract allows loans, all loans must be paid off by the Benefit Start Date, and no new loans may be taken after the Benefit Start Date.
Benefit Base Amount

The amount of the Benefit payments that will be available to you under the Rider depends on the Benefit Base Amount.
Unless you elect to reset, the Base Benefit Amount is equal to the Account Value on the Rider Effective Date, less adjustments for any Excess Withdrawals since the Rider Effective Date. On or after the most recent Rider Anniversary for which you elect to reset, the Benefit Base Amount will be equal to your Account Value as of that Rider Anniversary, less adjustments for any Excess Withdrawals since that Rider Anniversary
No reset may be elected after the Benefit Start Date. The amount of any adjustment to the Benefit Base Amount will be proportional to the reduction in your Account Value due to the Excess Withdrawal.
Minimum Withdrawals

Anytime after the Rider Effective Date, you may begin taking the minimum withdrawal Benefit.
The Benefit amount that may be withdrawn during each Benefit Year is equal to 5% of the current Benefit Base Amount. The ability to take a withdrawal Benefit will continue until the total Benefit payments equal the current Benefit Base Amount. The ability to take a withdrawal Benefit will end earlier if you annuitize the Contract, a death benefit becomes payable under the Contract, or any other event occurs that terminates the Rider.
Although withdrawals up to the Benefit amount do not reduce the Benefit Base Amount, they do reduce the total Benefits that remain to be paid under the Rider. They also reduce Contract values, the Death Benefit, and the amount available for annuitization. We will make withdrawals proportionally from the Designated Subaccounts as of the date the Benefit payment is made. In addition, withdrawal Benefits taken before you are 59 1/2 may be subject to penalty taxes for early withdrawal.
Purchase Payments that we receive after the Benefit Start Date will not increase the Benefit Base Amount. An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.
The Benefit amount at any point during a Benefit Year will never be less than the Internal Revenue Code “required minimum distribution” for the applicable calendar year. For this purpose, we will compute the required minimum distribution based on the values of the Contract without considering any other annuity or tax-qualified account. The required minimum distribution will be reduced by all prior withdrawals or Benefit payments from the Contract made in the applicable calendar year. In calculating the required minimum distribution for this purpose, we may choose to disregard changes in the federal tax law that are made after the issue date of the Rider shown on the Rider specifications page if such changes would increase the required minimum distribution. We will notify you if we make this choice.

Reset Opportunities

On each Rider Anniversary before the Benefit Start Date and on the Benefit Start Date, you will have the opportunity to reset the Benefit Base Amount equal to your Account Value as of that Rider Anniversary or the Benefit Start Date, whichever is applicable. If you elect to reset the Benefit Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for the next Rider Year. To make a reset election, you must send us a Written Request and we must receive the Written Request before the Benefit Start Date and no later than 30 days after the “reset date” itself.
Generally it would be to your advantage to elect a reset on (1) any Rider Anniversary when your Account Value is higher than the Benefit Base Amount on that Rider Anniversary, and (2) on the Benefit Start Date if your Account Value on the Benefit Start Date is higher than the Benefit Base Amount on that date.
At any time before the Benefit Start Date, you may choose to automatically reset the Benefit Base Amount equal to your Account Value, if higher, on each Rider Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Rider Anniversary. If an automatic reset triggers an increase in the Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.
Impact on Outstanding Loans

As a general rule, you must transfer your Account Value to one or more Designated Subaccounts before the Rider Effective Date. We will make an exception with respect to collateral for Contract loans outstanding before the Benefit Start Date. The following table describes the special transfer rules applicable to collateral for Contract loans.

Time/Period	Transfer Rule

At the time of activation	You are not required to transfer the portion of your Fixed Account value that is then needed as collateral for a Contract loan.

From time to time after activation and before the Benefit Start Date	We may require you to transfer the portion of your Fixed Account value that is no longer needed as collateral for a Contract loan. You must make this transfer within 30 days of our written notice to you of this requirement.

On or before the Benefit Start Date	You must pay off the Contract loan and transfer the portion of your Fixed Account value that is no longer needed as collateral.
Termination of the Rider

All rights under the Rider will terminate at the time indicated if any of the following events occurs:
•	upon your Written Request to reject or terminate the Rider;

•	upon a failure to transfer funds as called for by the Required Transfers provision of the Rider;

•	upon a transfer of funds within the Contract after the Rider Effective Date to an investment option that is not a Designated Subaccount, except to the limited extent required for collateral for a loan;

•	upon an Excess Withdrawal from the Contract that reduces the Benefit Base Amount below $1,250;

•	upon the surrender or annuitization of the Contract;

•	upon a death that would give rise to a Death Benefit under the Contract, unless the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract;

•	upon the death of the Insured before the Benefit Start Date; or

•	upon the complete payment of all Benefits under the Rider.
Rejection of the Rider

You may reject the Rider at any time by Written Request.

WITHDRAWALS AND SURRENDERS
Surrender and Withdrawals
An Owner may surrender a Contract in full or take withdrawals from a Contract during the Accumulation Period. A CDSC may apply on a surrender or withdrawal. The restrictions and charges on surrender and withdrawals are:

	Tax-Qualified	Non-Tax-Qualified
Minimum amount of withdrawal	$500

Minimum remaining Surrender Value after withdrawal	$500

Amount available for surrender or withdrawal	Account Value subject to tax	Account Value
(valued as of end of Valuation Period in which	law and retirement plan
request for surrender or withdrawal is received	restrictions on surrender
by the Company)	and withdrawals

Tax penalty for early withdrawal	When applicable, 10% of amount distributed before age 59 1/2 (25% for SIMPLE IRAs in the first two years)

Contract maintenance fee on surrender	$30 (no CDSC applies to fee)

Contingent deferred sales charge (“CDSC”)	Up to 7% of purchase payments

Order of withdrawal for purposes of CDSC (order may be different for tax purposes)	First from purchase payments on “first-in, first-out” basis (CDSC may apply) and then from accumulated earnings (no CDSC applies)

*	The right to make withdrawals or surrender may be restricted if the Contract is issued with a tax sheltered annuity endorsement or an employer plan endorsement.
A surrender will terminate the Contract. Withdrawals are taken proportionally from all Subaccounts and Fixed Account options in which the Contract is invested on the date the Company receives the withdrawal request, unless the Owner requests that the withdrawal be taken from a specific investment option. A surrender or withdrawal is effective on the Valuation Date during which the Company receives the request for surrender or withdrawal, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs. Payment of the amount surrendered or withdrawn may be delayed if the amount was paid to the Company by a check that has not yet cleared. Payment of the amount surrendered or withdrawn from a Fixed Account option may be delayed for up to six months after receipt of the request for surrender or withdrawal as allowed by state law. Payment of the amount surrendered or withdrawn from the Subaccounts may be delayed during any period the New York Stock Exchange is closed or trading is restricted, or when the SEC either: (1) determines that there is an emergency which prevents valuation or disposal of securities held in the Separate Account; or (2) permits a delay in payment for the protection of security holders.
Free Withdrawal Privilege
The Company will waive the CDSC on withdrawals of 15% or less of all purchase payments received that have not been previously withdrawn and that would otherwise still be subject to a CDSC. No Free Withdrawal Privilege is available on surrender of a Contract. The Company reserves the right to reduce the Account Value by the amount of any CDSC waived on any withdrawal(s) taken within the six months preceding a request for a surrender. This is in addition to any other applicable deductions.
If the Free Withdrawal Privilege is not exercised during a contract year, it does not carry over to the next contract year.
Long-Term Care Waiver Rider
If a Contract is modified by the Long-Term Care Waiver Rider, a surrender or withdrawals may be made free of any CDSC if the Owner has been confined in a qualifying licensed hospital or long-term care facility for at least 90 days beginning on or after the first contract anniversary. There is no charge for this rider, but it may not be available in all states.

Systematic Withdrawal
During the Accumulation Period, an Owner may elect to automatically withdraw money from the Contract. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. The minimum monthly amount that can be withdrawn is $100. Systematic withdrawals will be subject to the CDSC to the extent the amount withdrawn exceeds the free withdrawal privilege. The Owner may begin or discontinue systematic withdrawals at any time by request to the Company, but at least 30 days’ notice must be given to make a change to any systematic withdrawal instructions that are currently in place. The Company reserves the right to discontinue offering systematic withdrawals at any time. Currently, the Company does not charge a fee for systematic withdrawal services. However, the Company reserves the right to impose an annual fee in such amount as the Company may then determine to be reasonable for participation in the systematic withdrawal program. If imposed, the fee will not exceed $30 annually.
Before electing a systematic withdrawal program, you should consult with a tax advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and potentially different amount of total payments over the life of the Contract than if annuitization were elected.
CONTRACT LOANS
Contract Loans
The Company may make loans to Owners of a Contract that is issued with a tax sheltered annuity endorsement or a governmental 457 plan endorsement, as allowed under tax law. Any such loans (including unpaid interest thereon) will be secured with an interest in the Contract. Loans may be taken only from the Fixed Accumulation Account. An amount equal to 110% of the loan requested must be in the Fixed Accumulation Account prior to taking the loan. If the Fixed Accumulation Account is insufficient, the collateral for the loan will be moved from the Subaccounts you designate to the Fixed Accumulation Account and earn a fixed rate of interest applicable to loan collateral. If you do not designate any Subaccounts, the collateral for the loan will be moved from all the Subaccounts on a pro rata basis to the Fixed Accumulation Account. Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code, and default on a loan will result in a taxable event. You should consult a tax advisor prior to exercising loan privileges. If loans are available under a Contract, loan provisions are described in the loan endorsement to the Contract.
A loan, whether or not repaid, will have a permanent effect on the Account Value of a Contract because the collateral cannot be allocated to the Subaccounts or a Fixed Account guaranteed interest rate option. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would if no loan were outstanding. If investment results are below that rate, the Account Value will be higher than it would have been if no loan had been outstanding.
TERMINATION
Termination
The Company reserves the right to terminate any Contract at any time during the Accumulation Period if the Surrender Value is less than $500. In that case, the Contract will be involuntarily surrendered and the Company will pay the Owner the amount that would be due the Owner on a surrender.

OTHER INFORMATION AND NOTICES
Reports and Confirmations
At least once each contract year. we will mail reports of the Contracts Account Value and any other information required by law to you. We will not send these reports after the Commencement Date or a full surrender of the Contract, whichever is first.
We will confirm receipt of any Purchase Payments made after the initial Purchase Payment in quarterly statements of account activity.
Householding — Revocation of Consent
Owners at a shared address who have consented to receive only one copy of each prospectus, annual report, or other required document per household (“householding”) may revoke their consent at any time, and may receive separate documents, by contacting the Company at 1-800-789-6771.
Owners who are currently receiving multiple copies of required documents may contact the Company at 1-800-789-6771 for additional information about householding.
Electronic Delivery of Required Documents
Owners who wish to receive prospectuses, SAIs, annual reports, and other required documents only in electronic form must give their consent. Consent may be revoked at any time. Please contact the Company at 1-800-789-6771 for additional information about electronic delivery of documents.
Voting Rights
To the extent required by law, all Portfolio shares held in the Separate Account will be voted by the Company at regular and special shareholder meetings of the respective Portfolios in accordance with instructions received from persons having voting interests in the corresponding Subaccount. During the Accumulation Period, the Company will vote Portfolio shares according to instructions of Owners, unless the Company is permitted to vote shares in its own right.
The number of votes that an Owner may vote will be calculated separately for each Subaccount. The number will be determined by applying the Owner’s percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount.
The Owner’s percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the respective Portfolios.
The Company will vote or abstain from voting shares for which it receives no timely instructions and shares it holds as to which Owners have no beneficial interest (including shares held by the Company as reserves for benefit payments*). The Company will vote or abstain from voting such shares in proportion to the voting instructions it receives from Owners of all Contracts participating in the Subaccount.
Each person or entity having a voting interest in a Subaccount will receive proxy material, reports and other material relating to the appropriate Portfolio. The Portfolios are not required to hold annual or other regular meetings of shareholders.

*	Neither the Owner nor Payee has any interest in the Separate Account during the Benefit Payment Period. Benefit Units are merely a measure of the amount of the payment the Company is obligated to pay on each payment date.

ANNUITY BENEFIT
Annuity Benefit
An Owner may designate the Annuity Commencement Date and may change the date up to 30 days before annuity payments are scheduled to begin. If annuity payments begin, such payments will be in lieu of all other benefits under the Contract.
For non-tax qualified Contracts, unless the Company agrees otherwise, the Annuity Commencement Date cannot be later than the contract anniversary following the eighty-fifth (85th) birthday of the oldest Owner, or five years after the effective date of the Contract, whichever is later. For tax-qualified Contracts, unless the Company agrees otherwise, the Annuity Commencement Date cannot be later than the contract anniversary following the Owner’s seventieth (70th) birthday.
The amount applied to a settlement option to provide annuity payments generally will be the Account Value (less any outstanding loans) as of the end of the Valuation Period immediately preceding the Annuity Commencement Date.
The Owner generally may select any form of settlement option currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus.
If the Owner has not previously made an election as to the form of settlement option, the Company will contact the Owner to ascertain the form of settlement option to be paid. Available options include fixed dollar payments, variable dollar payments, or a combination of variable and fixed dollar payments. If the Owner does not select a settlement option, the Company will apply the Account Value pro rata to a combination variable and fixed dollar payments for the life of the Annuitant with 10 years of payments assured, as described in the Settlement Options section of this prospectus.
DEATH BENEFIT
Death Benefit
A death benefit will be paid under a Contract if an Owner dies during the Accumulation Period. If a surviving spouse becomes the Successor Owner of the Contract, the death benefit will be paid following the death of the Successor Owner if he or she dies during the Accumulation Period. If a death benefit is paid, it will be in lieu of any other benefits under the Contract.
The death benefit will be allocated among the Subaccounts and Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.
Any applicable premium tax or other taxes not previously deducted, and any outstanding loans will be deducted from the death benefit amounts described below.
Death Benefit payments shall be made to the Beneficiary as payee. The Beneficiary will be the person on whose life any Death Benefit payments under a settlement option are based. Any payments that remain after the death of the Beneficiary would be paid to a contingent payee designated in a settlement option election made by the Owner, or if none then to a contingent payee designated by the Beneficiary, or if none then to the estate of the last payee.
Non-tax-qualified contracts also allow a Beneficiary that is a non-natural person to elect instead to have Death Benefit payments made to a payee to whom the Beneficiary is obligated to make corresponding payments of a death benefit. In that case, payments under a life option would be based on the life of the person to whom the Beneficiary is obligated, and any payments that remain after the death of a payee or contingent payee would revert to the Beneficiary.
The death benefit may be paid in a lump sum, or in any form of settlement option then available. The standard forms of settlement options are described in the Settlement Options section of this prospectus. An Owner may elect the form of payment of the death benefit at any time before his or her death. If the Owner does not make an election as to the form of death benefit, the Beneficiary may make an election within one year after the Owner’s death. If no election as to form of settlement option is made, the Company will apply the death benefit pro rata to a combination of variable and fixed dollar payments for a fixed period of four years.
Death Benefit Amount
The determination of the Death Benefit Amount depends on the form of Contract in effect in your state of residence when the Contract was issued. For example, in 2003, the Company sought approval from the various states for a Contract and/or endorsement with revised provisions concerning the determination of the Death Benefit Amount (the “2003 Death Benefit Endorsement”). Please contact the Company if you have questions as to how to determine the Death Benefit Amount under your Contract.
Death Benefit Amount (Version 1)
This Version 1 of the Death Benefit Amount applies to:
1)	all Contracts issued in any state after May 1, 2006; and

2)	all Contracts issued prior to May 1, 2006 but after the 2003 Death Benefit Endorsement was approved in the state where the Contract was issued.
The Death Benefit Amount will equal the greatest of:
1)	the Account Value on the Death Benefit Valuation Date; or

2)	the total purchase payments, reduced proportionally for withdrawals; or

3)	the lesser of (a) the largest Account Value on any Contract anniversary before the Death Benefit Valuation Date and prior to any Owner’s 65th birthday, reduced proportionally for withdrawals taken after such value was reached, or (b) 200% of the total purchase payments, reduced proportionally for withdrawals.
The reduction for withdrawals will be in the same proportion that the Account Value was reduced on the date of the withdrawal.
Death Benefit Amount (Version 2)
This Version 2 of the Death Benefit Amount applies to all Contracts issued in any state before the 2003 Death Benefit Endorsement was approved in the state where the Contract was issued.
The Death Benefit Amount will equal the greatest of:
1)	the Account Value on the Death Benefit Valuation Date; or

2)	the total purchase payments, reduced proportionally for withdrawals; or

3)	the largest Account Value on any Contract Anniversary before the Death Benefit Valuation Date and prior to any owner’s 80th birthday, reduced proportionally for subsequent withdrawals.
The reduction for withdrawals will be in the same proportion that the Account Value was reduced on the date of the withdrawal.
Step Up in Value for Successor Owner
If your spouse becomes the Successor Owner of the Contract, the Account Value of the contract will be increased, as of the date that would have been the Death Benefit Valuation Date, to equal the amount of the death benefit which would have been payable if your spouse had not become the Successor Owner of the Contract. If the Account Value is increased under this provision, the Company will deposit the amount of the increase into the Fixed Accumulation Account Option.

If the death benefit which would have been payable is equal to the Account Value as of the date that would have been the Death Benefit Valuation Date, there will be no change in the Account Value of the Contract.
For purposes of determining the date that would have been the Death Benefit Valuation Date, the election to become Successor Owner will be deemed to be instructions as to the form of death benefit. Therefore, the date that would have been the Death Benefit Valuation Date will be the later of the date we receive Due Proof of Death of the Owner, or the date we receive a Successor Owner election, but never later than one year after the date of death of the Owner.
If your spouse becomes the Successor Owner of the Contract, any Contingent Deferred Sales Charge which would otherwise apply on surrender will be waived, except that if any additional purchase payments are paid by the Successor Owner, Contingent Deferred Sales Charges will apply as described in this Contract, to those additional purchase payments only.
Payment of Benefits
When a Contract is annuitized, or when a death benefit is applied to a settlement option, the Account Value or the death benefit, as the case may be, is surrendered to the Company in exchange for a promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments generally may be calculated and paid: (1) as variable dollar payments; (2) as fixed dollar payments; or (3) as a combination of both. The stream of payments, whether variable dollar or fixed dollar, is an obligation of the Company’s general account. However, only the amount of fixed dollar payments is guaranteed by the Company. The Owner (or Payee) bears the risk that any variable dollar payment may be less than the variable dollar base payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between variable dollar payments and fixed dollar payments are not permitted, but transfers of Benefit Units among Subaccounts are permitted once each 12 months after variable dollar payments have been paid for at least 12 months. The formulas for transferring Benefit Units among Subaccounts during the Benefit Payment Period are set forth in the Statement of Additional Information.
SETTLEMENT OPTIONS
Settlement Options
The Company will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options are described below. Payments under any settlement option may be in monthly, quarterly, semi-annual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated Payee.
The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to Owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform with the change. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed or commuted (i.e., redeemed at present value). Other settlement options may be commuted as described in the Commuted Values section of this prospectus.
The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be lesser in amount as the frequency of payments increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be lesser in amount as the life expectancy of the Annuitant or Beneficiary increases because more payments are expected to be paid.
Income for a Fixed Period: The Company will make periodic payments for a fixed period of 5 to 30 years. (Payment intervals of 1 to 4 years are available for death benefit settlement options only.)

Life Annuity with Payments for a Fixed Period: The Company will make periodic payments for a specified fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.
Joint and One-Half Survivor Annuity: The Company will make periodic payments until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.
Income for a Fixed Period, Not to Exceed Life Expectancy: The Company will make periodic payments for a fixed period equal to the life expectancy of the person on whose life benefit payments are based, as determined under life expectancy tables adopted by the Health Care Financing Administration. If this option is elected, the Contract is irrevocable and has no value that can be assigned, surrendered, loaned, commuted or withdrawn. The first payment will be paid as of the last day of the initial payment interval.
THE CONTRACTS
Each Contract is an agreement between the Company and the Owner. Values, benefits and charges are calculated separately for each Contract. Because the Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate, the availability of certain Contract rights and provisions in a given State may depend on that State’s approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly. The Contracts also may be modified as necessary to meet the requirements for inclusion as an investment option in the Texas Optional Retirement Program or other retirement program.
Right to Cancel
The Owner of a Contract may cancel it before midnight of the tenth day following the date the Owner receives the Contract. For a valid cancellation, the Contract must be returned to the Company, and written notice of cancellation must be given to the Company, or to the agent who sold the Contract, by that deadline. If mailed, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If the Owner cancels the Contract, the Contract will be void and the Company will refund the purchase payment(s) paid for it plus or minus any investment gains or losses under the Contract as of the end of the Valuation Period during which the returned Contract is received by the Company. When required by state or federal law, the Company will return the purchase payments without any investment gain or loss, during all or part of the right to cancel period. In addition, when required by state or federal law, the Company will return the Purchase Payments in full, without deducting any fees or charges, during all or part of the right to cancel period. When required by state law, the right to cancel period may be longer than 10 days. During the right to cancel period specified on the first page of the Contract, the Company reserves the right to allocate all purchase payments to either the Fixed Accumulation Account or a money market Subaccount, at our discretion. If we exercise this right, we will allocate the Account Value as of the end of the right to cancel period to the Fixed Account options and/or to the Subaccounts in the percentages that the Owner instructed.
Persons With Rights Under a Contract
Owner: The Owner is the person with authority to exercise rights and receive benefits under the Contract (e.g., make allocations among investment options, elect a settlement option, designate the Annuitant, Beneficiary and Payee). An Owner must ordinarily be a natural person, or a trust or other legal entity holding a contract for the benefit of a natural person. Ownership of a non-tax-qualified Contract may be transferred, but transfer may have adverse tax consequences. Ownership of a tax-qualified Contract may not be transferred. Unless otherwise elected or required by law, a transfer of Ownership will not automatically cancel a designation of an Annuitant or Beneficiary or any settlement options election previously made.
Joint Owners: There may be joint Owners of a non-tax-qualified Contract. Joint Owners may each exercise transfer rights and make purchase payment allocations independently. All other rights must be exercised by joint action. A surviving joint Owner who is not the spouse of a deceased Owner may not become a Successor Owner, but will be deemed to be the Beneficiary of the death benefit which becomes payable on the death of the first Owner to die, regardless of any Beneficiary designation.

Successor Owner: The surviving spouse of a deceased Owner may become a Successor Owner if the surviving spouse was either the joint Owner or sole surviving Beneficiary under the Contract. In order for a spouse to become a Successor Owner, the Owner must make an election prior to the Owner’s death, or the surviving spouse must make an election within one year of the Owner’s death.
Annuitant: The Annuitant is the person whose life is the measuring life for life contingent annuity benefit payments. The Annuitant must be the same person as the Owner under a tax-qualified Contract. The Owner may designate or change an Annuitant under a non-tax-qualified Contract. Unless otherwise elected or required by law, a change of Annuitant will not automatically cancel a designation of a Beneficiary or any settlement option election previously made.
Beneficiary: The person entitled to receive the death benefit. The Owner may designate or change the Beneficiary, except that a surviving joint Owner will be deemed to be the Beneficiary regardless of any designation. Unless otherwise elected or required by law, a change of Beneficiary will not automatically cancel a designation of any Annuitant or any settlement option election previously made. If no Beneficiary is designated, and there is no surviving joint Owner, the Owner’s estate will be the Beneficiary. The Beneficiary will be the measuring life for life contingent death benefit payments.
Payee: Under a tax-qualified Contract, the Owner-Annuitant is the Payee of annuity benefits. Under a non-tax-qualified Contract, the Owner may designate the Annuitant or the Owner as the Payee of annuity benefits. Irrevocable naming of a Payee other than the Owner can have adverse tax consequences. The Beneficiary is the Payee of the death benefit.
Assignee: Under a tax-qualified Contract, assignment is not permitted. The Owner of a non-tax-qualified Contract may assign most of his/her rights or benefits under a Contract. Assignment of rights or benefits may have adverse tax consequences.

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
The Company is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity policies. The home office of the Company is located at 525 Vine Street, Cincinnati, Ohio 45202.
The Company is a wholly owned subsidiary of Great American Life Insurance Company® which is a wholly owned subsidiary of Great American Financial Resources®, Inc. (“GAFRI”), a publicly traded insurance holding company (NYSE: GFR). GAFRI is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).
The Company may from time to time publish in advertisements, sales literature and reports to Owners the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s, and Fitch. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect A.M. Best Company’s opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Ratings of the Company do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.
The Company and GAA are involved in various kinds of routine litigation which, in management’s judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.
THE SEPARATE ACCOUNT
The Separate Account was established by the Company on November 7, 2001 as an insurance company separate account under the laws of the State of Ohio pursuant to resolution of the Company’s Board of Directors. The Separate Account is registered with the SEC under the 1940 Act as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account.
The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Company’s general account assets or any other separate account maintained by the Company. The assets of the Separate Account will be held for the exclusive benefit of Owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. The obligations under the Contracts are obligations of the Company.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS
Great American Advisors®, Inc. (“GAA”) is the principal underwriter of the contracts. Its business address is 525 Vine Street, 7th Floor, Cincinnati, Ohio 45202. GAA is a wholly-owned subsidiary of Great American Financial Resources, Inc. and an affiliate of the Company.
The Contracts are sold by insurance agents who are also registered representatives of (1) GAA or (2) other broker-dealers that have entered into selling agreements with GAA. GAA and the other broker-dealers are registered under the Securities Exchange Act of 1934, and are members of the National Association of Securities Dealers, Inc. All registered representatives who sell the Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuity contracts.
The Company pays commissions to GAA for promotion and sale of the contracts. GAA retains the commissions for sales made through one of its registered representatives, or pays the commissions to other broker-dealers for sales made through one of their registered representatives. GAA and the other broker-dealers pay their registered representatives from their own funds.
Commissions paid by us are calculated as a percentage of the purchase payments received for a contract or a percentage of the contract value (sometimes called a trail commission). Commissions may also be based on a broker-dealer’s total sales and other performance factors. We may pay additional compensation to broker-dealers for other services not directly related to contract sales. For example, we participate in GAA’s Partner Program, which provides us with activities designed to help in the distribution of our products, including our individual and group annuity contracts. These activities include marketing, educational training and other services. In return for GAA’s assistance in facilitating these activities, we may pay additional compensation to GAA or reimburse GAA for its related expenses.
Commissions paid on the Contracts and payments for other services are not charged directly to you or your Account Value, but are charged indirectly through fees and charges imposed under the Contracts. If these fees and charges are not sufficient to cover the commissions and other payments, any deficiency will be made up from our general assets.
[Information about compensation to GAA will be updated by post-effective amendment.]
Amounts paid by the Company to GAA for 2006, 2005 and 2004 were $                    , $771,921 and $751,767, respectively, which amount includes compensation related to other contracts issued through Annuity Investors Variable Account C.
A Portfolio may compensate the Company or GAA for the distribution and operational services that the Company or GAA provides and the costs that it incurs in providing these services. For example, each business day, we aggregate all purchase, redemption, and transfer requests from Contract owners with respect to a Portfolio and submit one request to the applicable Portfolio. As a result, the Portfolio does not incur the expenses related to processing individual requests from Contract owners. GAA also maintains the distribution network that supports the sale of our variable annuity products that invest in the Portfolios. Payments from a Portfolio to the Company or GAA for these services may be made pursuant to (1) the Portfolio’s Rule 12b-1 plan, in which case the payments are deducted from the Portfolio’s assets or (2) service, administration, sub-transfer or similar agreements between the Company or GAA and the Portfolio’s investment adviser or its affiliate.

FEDERAL TAX MATTERS
This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary depending on the state in which you reside, and is not discussed in this prospectus or in the Statement of Additional Information.
The tax information provided in the prospectus and Statement of Additional Information is not intended or written to be used as legal or tax advice. It is written solely to provide information related to the sale and holding of the Contracts. As a taxpayer, you cannot use it for the purpose of avoiding penalties that may be imposed under the tax laws. You should seek advice on legal or tax questions based on your particular circumstances from an independent attorney or tax advisor.
Tax Deferral on Annuities
Internal Revenue Code (“IRC”) Section 72 governs taxation of annuities in general. The income earned on a Contract is generally not included in income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section 72. These requirements are discussed in the Statement of Additional Information. In addition, tax deferral is not available for a Contract when the Owner is not a natural person unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Account Value, although the plan itself may provide a tax deferral to the participating employee. For a group nonqualified Contract where the Owner has no rights over the separate interests, this rule is applied to each participant who is not a natural person.
Tax-Qualified Retirement Plans
Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), 408 and 408A (individual retirement annuities), and 457(g) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.
The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including individual retirement annuities (“IRAs”), you should seek competent legal and tax advice regarding the suitability of the Contract for the situation involved and the requirements governing the distribution of benefits.
Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to a non-tax-qualified Contract are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to non-tax-qualified Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.
Individual Retirement Annuities
IRC Sections 219 and 408 permit individuals or their employers to contribute to an individual retirement arrangement known as an “Individual Retirement Annuity” or “IRA”. Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until the employee receives distributions from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned on the Contract.

Roth IRAs
IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions of contributions may be made at any time. Tax-free distributions of earnings may be made after five years once the Owner attains age 59 1/2, becomes disabled or dies, or for qualified first-time homebuyer expenses.
Tax-Sheltered Annuities
IRC 403(b) of the Code permits contributions to a “tax-sheltered annuity” or “TSA” for the employees of public schools and certain charitable, religious, educational and scientific organizations described in IRC Section 501(c)(3). TSA contributions and Contract earnings are generally not included in the gross income of the employee until the employee receives distributions from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1/2, separates from service, becomes disabled, incurs a hardship or dies. The Contracts may be modified if necessary to comply with any restrictions under the Texas ORP, or any other retirement plan under which the Contract was purchased.
Texas Optional Retirement Program
The Texas Optional Retirement Program (“ORP”) provides for the purchase of IRC 403(b) Tax-Sheltered Annuities with fixed employer and employee contributions. Section 830.105 of the Texas Government Code provides that amounts attributable to such contributions cannot be distributed until the employee terminates employment from all Texas public institutions of higher education, retires, attains age 70 1/2, or dies. Section 830.205 of the Texas Government Code provides that amounts attributable to employer contributions vest after one year of participation. Accordingly, distributions require written certification from the employer of the employee’s vesting status and, if the employee is living and under age 70 1/2, the employee’s retirement or other termination from employment.
Pension and Profit Sharing Plans
IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may use annuity contracts to fund plan benefits. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the proposed plan documents and the Contract for their specific needs.
Roth TSAs and Roth 401(k)s
Beginning in 2006, IRC Section 402A permits participants in certain TSA programs or 401(k) plans to designate some part or all of their future elective contributions as Roth contributions. Roth contributions to a TSA or 401(k) plan are included in the participant’s taxable income as earned. Distributions are considered to come proportionally from contributions and earnings. Distributions attributable to contributions are tax-free. Distributions attributable to earnings are tax-free only if made after five years once the Owner attains age 59 1/2 or becomes disabled or dies.
Governmental Deferred Compensation Plans
State and local government employers may purchase annuity contracts to fund deferred compensation plans for the benefit of their employees described in IRC Section 457(b).
Nonqualified Deferred Compensation Plans
Employers may invest in annuity contracts in connection with unfunded deferred compensation plans for their employees. Such plans include eligible deferred compensation plans of non-governmental tax-exempt employers described in IRC Section 457(b). They include deferred compensation plans of both governmental and nongovernmental tax-exempt employers that are taxed under IRC Section 457(f) and are subject to Section 409A. They also include nonqualified deferred compensation plans of for-profit employers that are subject to Section 409A. In most cases, these plans are designed so that contributions made for the benefit of the employees generally will not be includable in the employees’ gross income until distributed from the plan. In these situations, the annuity contracts are not plan assets and are subject to the claims of the employer’s general creditors. Benefit payments under the employer plan, whether or not made from the Contract, may be subject to restrictions imposed by the IRC or by the plan.

Summary of Income Tax Rules
The following chart summarizes the basic income tax rules governing tax-qualified and non-tax-qualified Contracts.

	Tax-Qualified Contracts and Employer Plans		Basic Non-Tax-Qualified Contracts
Plan Types	▪	IRC §401 (Pension and Profit Sharing)	IRC §72 only
	▪	IRC §403(b) (Tax-Sheltered Annuities)
	▪	IRC §408 (IRA, SEP, SIMPLE IRA)
	▪	IRC §408A (Roth IRA)
	▪	IRC §402A (Roth TSA or Roth 401(k))
	▪	IRC §457
	▪	IRC §409A (Nonqualified Deferred Compensation)

Who May Purchase a Contract	Natural person, employer, or employer plan. Nonqualified deferred compensation plans will generally lose tax-deferred status of Contract itself.	Anyone. Non-natural person may purchase but will generally lose tax-deferred status.

Taxation of Surrenders	If there is an after-tax “investment in the contract,” a pro rata portion of the amount surrendered is taxable income based on the ratio of “investment in the contract” to Account Value. Usually, 100% of distributions from a qualified plan must be included in taxable income because there were no after-tax contributions and therefore no “investment in the contract.” Qualified distributions from §408A Roth IRA or §402A Roth TSA or Roth 401(k) are completely tax free.

Surrenders from tax-qualified Contracts may be restricted to meet requirements of the Internal Revenue Code or the terms of a retirement plan.	Account Value in excess of “investment in the contract” is included in taxable income. Generally, the “investment in the contract” will equal the sum of all purchase payments less prior non-taxable withdrawals. Surrenders are deemed to come from earnings first, and “investments in the contract” last.

For a Contract purchased as part of an IRC §1035 exchange that includes contributions made before August 14, 1982 (“pre-TEFRA contributions”) partial withdrawals are not taxable until the pre-TEFRA contributions have been returned.

Taxation of Benefit Payments (annuity benefit payments or death benefit payments)	For fixed dollar benefit payments, a percentage of each payment is tax free equal to the ratio of after-tax “investment in the contract” (if any) to the total expected payments, and the balance is included in taxable income. For variable dollar benefit payments, a specific dollar amount of each payment is tax free, as predetermined by a pro rata formula, rather than a percentage of each payment. In either case, once the after-tax “investment in the contract” has been recovered, the full amount of each benefit payment is included in taxable income. Qualified distributions from a §408A Roth IRA or §402A Roth TSA or Roth 401(k) made five years or more after the first contribution may be completely tax free.

Taxation of Lump Sum Death Benefit	Taxed to recipient generally in same manner as full surrender.

Possible Penalty Taxes for Surrenders and Benefit Payments Before Age 59 1/2	Taxable portion of payments made before age 59 1/2 may be subject to 10% penalty tax (or 25% for a SIMPLE IRA during the first two years of participation). Penalty taxes do not apply to payments after the participant’s death, or to §457 plans or §409A nonqualified deferred compensation plans. Other exceptions may apply.	Taxable portion of payments made before age 59 1/2 may be subject to a 10% penalty tax. Penalty taxes do not apply to payments after the Owner’s death. Other exceptions may apply.

Assignment of Contract/Transfer of Ownership	Assignment and transfer of Ownership generally not permitted.	Generally, deferred earnings become taxable to transferor at time of transfer and transferee receives an “investment in the contract” equal to the Account Value at that time. Gift tax consequences are not discussed herein.

Withholding	Eligible rollover distributions from §401, §403(b), and governmental §457 plan Contracts subject to 20% mandatory withholding on taxable portion unless direct rollover. Other §457 plan benefits and nonqualified deferred compensation plan benefits subject to wage withholding. For all other payments, Payee may elect to have taxes withheld or not.	Generally, Payee may elect to have taxes withheld or not.

CALCULATION OF BENEFIT PAYMENTS
Fixed Dollar Payments
Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, applicable premium taxes or any other applicable amounts) by the amount of the payment per $1,000 of value which the Company is currently paying for settlement options of that type. This amount is then reduced by a pro rata portion of the contract maintenance fee. This reduction is equal to the amount of the fee divided by the number of benefit payments to be made over a 12-month period. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.
For Contracts issued after May 1, 2004 in states where the Company has received regulatory approval, the Company generally guarantees minimum benefit payment factors based on annuity 2000 mortality tables for blended lives (60% female/40% male) with interest at 1% per year, compounded annually. For other tax-qualified Contracts the Company uses 1983 annuity mortality tables for blended lives (60% female/40% male) with interest at 2% per year, compounded annually. For other non-tax-qualified Contracts, the Company uses 1983 annuity mortality tables for male and female lives with interest at 2% per year, compounded annually. Where required by state law, the Company uses blended tables for all Contracts. The minimum monthly payments per $1,000 of value for the Company’s standard settlement options are set forth in tables in the Contracts. Upon request, the Company will provide information about minimum monthly payments for ages or fixed periods not shown in the settlement option tables.
Variable Dollar Payments
The variable dollar base payment is the amount it would be if it were a fixed dollar payment calculated at the Company’s minimum guaranteed settlement option factors.
The amount of each variable dollar payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the base payment includes a fixed rate of interest, payments will be less than the base payment if the net investment performance of the applicable Subaccounts is less than that rate of interest. Payments will be more than the base payment if the net investment performance of the applicable Subaccount(s) is greater than that rate of interest.
The amount of each payment is the sum of the payment due for each Subaccount selected. The payment due for a Subaccount equals the shares for that Subaccount, which are the Benefit Units, times their value, which is the Benefit Unit Value for that Subaccount, as of the end of the fifth Valuation Period preceding the due date of the payment.
Each variable dollar payment is reduced by a pro rata portion of the contract maintenance fee. This reduction is equal to the amount of the fee divided by the number of benefit payments to be made over a 12-month period.
The number of Benefit Units for each Subaccount selected is determined by allocating the amount of the variable dollar base payment among the Subaccount(s) selected in the percentages indicated by the Owner (or Payee). The dollar amount allocated to a Subaccount is divided by the Benefit Unit Value for that Subaccount as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Subaccount at each payment interval. The number of Benefit Units for each Subaccount remains fixed during the Benefit Payment Period, except as a result of any transfers among Subaccounts or as provided under the settlement option elected. An explanation of how Benefit Unit Values are calculated is included in the Glossary of Financial Terms of this prospectus.
Commuted Values
After receiving benefits under a Contract for at least 5 years, the person entitled to payments may elect to receive a lump-sum commuted value of the remaining benefit payments. The commuted value is less than the sum of payments not made because those payments include interest. The commuted value at any time is an amount equal to the payments not yet made under the settlement option less interest from the date of each payment not yet made. The interest rate used to calculate the commuted value of payments may not be the same interest rate originally used to establish the payments under the settlement option. The Company will, upon request, provide information on the then current commuted value, if any, of any non-life contingent settlement option elected.

Payments contingent on life may not be commuted. A Beneficiary may not commute payments under a settlement option elected by the Owner.
GLOSSARY OF FINANCIAL TERMS
The following financial terms explain how the variable portion of the Contracts is valued. Read these terms in conjunction with the Definitions section of this prospectus.
Account Value
The value of a Contract during the Accumulation Period is referred to as the “Account Value.” The Account Value at any given time is the sum of (1) the value of the Owner’s interest in the Fixed Account options as of that time; and (2) the value of the Owner’s interest in the Subaccounts as of that time. The value of the Owner’s interest in the Subaccounts at any time is equal to the sum of the number of Accumulation Units for each Subaccount attributable to that Contract multiplied by the Accumulation Unit Value for the applicable Subaccount at the end of that Valuation Period. The Account Value at any time is net of any charges, deductions, withdrawals, surrender, and/or outstanding loans incurred prior to or as of the end of that Valuation Period.
Accumulation Units
Amounts allocated or transferred to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to the Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the amount allocated is received by the Company, or as of the end of the Valuation Period in which the transfer is made.
Accumulation Units will be canceled as of the end of the Valuation Period during which one of the following events giving rise to cancellation occurs:
▪	transfer from a Subaccount

▪	surrender or withdrawal from a Subaccount

▪	payment of a death benefit

▪	application of the amounts in a Subaccount to a settlement option

▪	deduction of the contract maintenance fee

▪	deduction of a transfer fee
Accumulation Unit Value: The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later. The Company establishes distinct Accumulation Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.
After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.
A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Portfolios.
Benefit Unit Value: The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. The Company will establish distinct Benefit Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.
The Benefit Unit Value for a Subaccount at the end of each Valuation Period after the first is the Benefit Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current

Valuation Period, and multiplied by a daily investment factor for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate which is already incorporated in the calculation of variable dollar payments.
Net Investment Factor: The Net Investment Factor for any Subaccount for any Valuation Period is determined by dividing NAV2 by NAV1 and subtracting a factor representing the mortality and expense risk charge and the administration charge (as well as the charges for any optional riders or endorsements) deducted from the Subaccount during that Valuation Period, where:
NAV1 is equal to the Net Asset Value for the Portfolio for the preceding Valuation Period; and
NAV2 is equal to the Net Asset Value for the Portfolio for the current Valuation Period plus the per share amount of any dividend or net capital gain distributions made by the Portfolio during the current Valuation Period, and plus or minus a per share charge or credit if the Company adjusts its tax reserves due to investment operations of the Subaccount or changes in tax law.
In other words, the Net Investment Factor represents the percentage change in the total value of assets invested by the Separate Account in a Portfolio. That percentage is then applied to Accumulation Unit Values and Benefit Unit Values as described in the discussion of those terms in this section of the prospectus.

PERFORMANCE INFORMATION
From time to time, the Company may advertise yields and/or total returns for the Subaccounts. These figures are based on historical information and are not intended to indicate future performance. Performance data and a more detailed description of the methods used to determine yield and total return are included in the Statement of Additional Information.
Yield Data
The “yield” of the money market Subaccount refers to the annualized income generated by an investment in that Subaccount over a specified seven-day period. The “effective yield” of the money market Subaccount is the same as the “yield” except that it assumes reinvestment of the income earned in that Subaccount. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The Company only advertises yields for the money market Subaccount.
Total Return Data
The Company may advertise two types of total return data: “average annual total return” and “cumulative total return.” Average annual total return is presented in both standardized and non-standardized form. “Standardized” total return data reflects the deduction of all charges that apply to all Contracts of that type, except for premium taxes. The contingent deferred sales charge (“CDSC”) reflected in standardized total return is the percentage CDSC that would apply at the end of the period presented assuming the purchase payment was received on the first day of the period presented. “Non-standardized” total return data does not reflect the deduction of CDSCs and contract maintenance fees. Cumulative total return data is currently presented only in non-standardized form.
Total return data that does not reflect the CDSC and other charges will be higher than the total return realized by an investor who incurs the charges. Total return data will be higher for a Contract without any optional features than for a Contract with such features. “Average annual total return” is either hypothetical or actual return data that reflects performance of a Subaccount for a one-year period or for an average of consecutive one-year periods.
If average annual total return data is hypothetical, it reflects performance for a period of time before the Subaccount commenced operations. When a Subaccount has been in operation for one, five and ten years, average annual total return will be presented for these periods, although other periods may be presented as well.
“Cumulative total return” is either hypothetical or actual return data that reflects the performance of a Subaccount from the beginning of the period presented to the end of the period presented. If cumulative total return data is hypothetical, it reflects performance for a period of time before the Subaccount commenced operations.
Other Performance Measures
The Company may include in reports and promotional literature rankings of the Subaccounts, the Separate Account or the Contracts, as published by any service, company, or person who ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, IBC/Donoghue’s Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor’s Indices, Dow Jones Industrial Average, and Morningstar.
The Company may also:
▪	compare the performance of a Subaccount with applicable indices and/or industry averages;
▪	present performance information that reflects the effects of tax-deferred compounding on Subaccount investment returns;
▪	compare investment return on a tax-deferred basis with currently taxable investment return;
▪	illustrate investment returns by graphs, charts, or otherwise

THE REGISTRATION STATEMENT
The Company filed a Registration Statement with the SEC under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as a part of the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the SEC, located at 450 Fifth Street, N.W., Washington, D.C., and may also be accessed at the SEC’s web site http://www.sec.gov. The registration number for the Registration Statement is 333-88300.

STATEMENT OF ADDITIONAL INFORMATION
A Statement of Additional Information containing more details concerning the subjects discussed in this prospectus is available. The following is the table of contents for the Statement of Additional Information:
Copies of the Statement of Additional Information dated May 1, 2007 are available without charge. To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided, and mail to: Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call the Company at 1-800-789-6771, or visit us at our web site www.annuityinvestors.com to request a copy.
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APPENDIX A: CONDENSED FINANCIAL INFORMATION
To be updated by post-effective amendment

APPENDIX B: PORTFOLIOS
To be updated by post-effective amendment

Portfolio / Advisor	Investment Objective / Strategy
AIM Variable Insurance Funds

AIM V.I. Capital Development Fund – Series II Shares Advisor - A I M Advisors, Inc.	The fund’s investment objective is long-term growth of capital. The fund seeks to meet its objective by investing primarily in securities, including common stocks, convertible securities and bonds, of small- and medium-sized companies. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

AIM V.I. Core Equity Fund – Series I Shares (formerly Core Stock Fund) Advisor - A I M Advisors, Inc.	The fund’s investment objective is growth of capital. The fund seeks to meet its objectives by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities including convertible securities, of established companies that have long-term above-average growth in earnings, and growth companies that the portfolio manager believes have the potential for above-average growth in earnings. In complying with this 80% investment requirement, the fund’s investments may include synthetic instruments. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

AIM V.I. Financial Services Fund –Series I Shares Advisor - A I M Advisors, Inc.	The fund seeks capital growth. It is actively managed. The fund invests primarily in equity securities that the Advisor believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies involved in the financial services sector. The fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

AIM V.I. Government Securities Fund – Series II Shares Advisor - A I M Advisors, Inc.	The fund’s investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal. The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities issued, guaranteed or otherwise backed by the U.S. Government. In complying with this 80% investment requirement, the fund’s investments may include investments in synthetic instruments. The fund may invest in securities of all maturities issued or guaranteed by the U.S. Government or its agencies and instrumentalities. The fund may also invest up to 20% of its net assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

AIM V.I. Global Health Care Fund - Series I Shares Advisor — A I M Advisors, Inc.	The fund seeks capital growth. It is actively managed. The fund invests primarily in marketable equity securities, including convertible securities, as well as other investments whose values are based upon the values of equity

Portfolio / Advisor	Investment Objective / Strategy
securities. The fund normally invests at least 80% of its assets in securities of health care industry companies, which are companies that derive at least 50% of revenues or earnings from health care activities or devotes at least 50% of assets to such activities. The fund will normally invest in securities of companies located in at least three different countries, including the United States. However, the fund will invest no more than 50% of its total assets in the securities of issuers in any one country, other than the U.S. The fund may invest up to 20% of its total assets in companies located in developing countries.

AIM V.I. Mid Cap Core Equity Fund – Series II Shares Advisor - A I M Advisors, Inc.	The fund’s investment objective is long-term growth of capital. The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in equity securities, including convertible securities, of mid-capitalization companies. In complying with this 80% investment requirement, the fund’s investments may include investments in synthetic instruments. The fund may invest up to 20% of its assets in equity securities of companies in other market capitalization ranges. The fund may also invest up to 20% of its assets in investment-grade debt securities, U.S. government securities, high quality money market instruments, and, as part of a risk management strategy, cash and cash equivalents, including shares of affiliated to this strategy, the fund generally invests a substantial amount of its assets in cash and cash equivalents. The fund may invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

AIM V.I. Small Cap Equity Fund–Series II Shares Advisor - A I M Advisors, Inc.	The fund’s investment objective is long-term growth of capital. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of small-capitalization companies. In complying with the 80% investment requirement, the fund’s investments may include synthetic instruments. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

AIM V.I. Small Company Growth Fund – Series I Shares (Effective July 3, 2006, will be renamed AIM V.I. Small Cap Growth Fund) Advisor - A I M Advisors, Inc.	The fund seeks long-term capital growth. The fund seeks to meet its objective by investing, normally, at least 80% of its net assets in securities of small-capitalization companies. In complying with this 80% investment requirement, the fund will investment primarily in marketable equity securities, including convertible securities, but its investment may include other securities, such as synthetic instruments. The fund may invest up to 25% of its assets in foreign securities. (Effective July 3, 2006, Small Company Growth Fund will be renamed AIM V.I. Small Cap Growth Fund).

AIM V.I. Utilities Fund — Series II Shares Advisor - A I M Advisors, Inc.	The fund’s investment objective is to seek capital growth and also current income. It is actively managed. The fund invests primarily in equity securities that the Advisor believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The fund normally invests at least 80% of its net assets in the equity securities and equity related instruments of companies engaged in utilities-related industries. The fund may invest up to 25% of its assets in

Portfolio / Advisor	Investment Objective / Strategy
securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

American Century Variable Portfolios, Inc.

American Century VP Large Company Value Fund – Class II Shares Advisor — American Century Investment Management, Inc.	The Fund seeks long-term capital growth. Income is a secondary objective. In selecting stocks for the Fund, its managers look for companies whose stock price may not reflect the companies’ value. The managers attempt to purchase the stocks of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. The Fund invests primarily in larger companies. Under normal market conditions, the Fund will have at least 80% of its assets in equity securities of companies comprising the Russell 1000® Index.

American Century VP Mid Cap Value Fund – Class II Shares Advisor — American Century Investment Management, Inc.	The Fund seeks long-term capital growth. Income is a secondary objective. Its managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up. The Fund will invest at least 80% of its assets in securities of companies whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies. The managers intend to manage the Fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap® Index.

American Century VP Ultra® Fund — Class II Shares Advisor — American Century Investment Management, Inc.	The Fund seeks long-term growth. Its managers look for stocks of large companies they believe will increase in value over time using a growth investment strategy developed by American Century. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

American Century VP VistaSM Fund — Class I Shares Advisor — American Century Investment Management, Inc.	The Fund seeks long-term capital growth. Its managers look for stocks of medium-sized and smaller companies they believe will increase in value over time, using a growth investment strategy developed by American Century. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

Dreyfus Portfolios

Dreyfus Investment Portfolio Technology Growth Portfolio – Initial Shares Advisor — The Dreyfus Corporation	The portfolio seeks capital appreciation. To pursue this goal, the portfolio normally invests at least 80% of its assets in the stocks of growth companies of any size that Dreyfus believes to be leading producers or beneficiaries of technological innovation.

Portfolio / Advisor	Investment Objective / Strategy
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Shares Advisor — The Dreyfus Corporation	The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital growth with current income as a secondary goal. To pursue these goals, the fund under normal circumstances invests at least 80% of its assets in the common stock of companies that, in the opinion of the fund’s management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

Dreyfus Stock Index Fund, Inc. – Service Shares Advisor — The Dreyfus Corporation Index Manager — Mellon Equity Associates (an affiliate of Dreyfus)	The Dreyfus Stock Index Fund seeks to match the total return of the Standard & Poor’s 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500® in proportion to their weighting in the index.

Dreyfus Variable Investment Fund (“VIF”) Appreciation Portfolio – Service Shares Advisor — The Dreyfus Corporation Sub-Advisor — Fayez Sarofim & Co.	The VIF Appreciation Portfolio seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income. To pursue these goals, the portfolio invests at least 80% of its assets in common stocks. The portfolio focuses on “blue chip” companies with total market values of more than $5 billion at the time of purchase including multinational companies.

Dreyfus Variable Investment Fund (“VIF”) Money Market Portfolio Advisor — The Dreyfus Corporation	The VIF Money Market Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. This portfolio invests in a diversified portfolio of high quality short-term debt securities. An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Janus Aspen Series

Janus Aspen Series Balanced Portfolio – Service Shares Advisor — Janus Capital Management LLC	This diversified portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio normally invests 50-60% of its assets in securities selected primarily for their growth potential and 40-50% of its assets in securities selected primarily for their income potential. The Portfolio will normally invest at least 25% of its assets in fixed-income securities.

Janus Aspen Series International Growth Portfolio – Service Shares Advisor — Janus Capital Management LLC	This diversified portfolio seeks long-term growth of capital by normally investing, under normal circumstances, at least 80% of its net assets in securities of issuers from several different countries, excluding the United States. The portfolio may have significant exposure to emerging markets.

Janus Aspen Series Large Cap Growth Portfolio – Service Shares Advisor — Janus Capital Management LLC	This portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital by investing, under normal circumstances, at least 80% of its net assets in common stocks of large-sized companies.

Portfolio / Advisor	Investment Objective / Strategy
Janus Aspen Series Mid Cap Growth Portfolio – Service Shares Advisor — Janus Capital Management LLC	This diversified portfolio seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential, and normally invests at least 80% of its net assets in equity securities of mid -sized companies.

Janus Aspen Series INTECH Risk-Managed Core Portfolio – Service Shares Advisor – Janus Capital Management LLC	This portfolio seeks long-term growth of capital by investing primarily in common stocks from the universe of its benchmark, which is the S&P 500 Index. The portfolio pursues its objective by applying a mathematical process to construct an investment portfolio from the universe of common stocks within its benchmark index.

Neuberger Berman Advisers Management Trust

Neuberger Berman AMT Fasciano Portfolio — Class S Advisor — Neuberger Berman Management Inc. Sub-Advisor — Neuberger Berman, LLC	The Portfolio seeks long-term capital growth. The Portfolio manager also may consider a company’s potential for current income prior to selecting it for the Portfolio. To pursue this goal, the Portfolio invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the Portfolio first invests in them. The Portfolio may continue to hold or add to a position in a stock after the issuer has grown beyond $1.5 billion. These stocks include securities having common stock characteristics, such as securities convertible into common stocks, and rights and warrants to purchase common stocks. The Portfolio Manager currently looks for companies with

• strong business franchises that are likely to sustain long-term rates of earnings growth for a three to five year time horizon, and

• stock prices that the market has undervalued relative to the value of similar companies and that offer excellent potential to appreciate over a three to five year time horizon.

In choosing companies that the Portfolio Manager believes are likely to achieve the Portfolio’s objective, the Portfolio Manager also will consider the company’s overall business qualities. These qualities include the company’s profitability and cash flow, financial condition, insider ownership, and stock valuation. In selecting companies that the Portfolio Manager believes may have greater potential to appreciate in price, the Portfolio Manager will invest the fund in smaller companies that are under followed by major Wall Street brokerage houses and large asset management firms.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

The Portfolio has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

Neuberger Berman AMT Guardian Portfolio — Class S Advisor — Neuberger Berman Management Inc.	The Portfolio seeks long-term growth of capital; current income is a secondary goal. To pursue these goals, the Portfolio invests mainly in common stocks of mid- to large-capitalization companies. The Portfolio seeks to reduce risk by investing across many different industries. The Portfolio Managers employ a

Portfolio / Advisor	Investment Objective / Strategy
Sub-Advisor — Neuberger Berman, LLC	research driven and valuation sensitive approach to stock selection. They seek to identify stocks in well-positioned businesses that they believe are undervalued in the market. They look for solid balance sheets, strong management teams with a track record of success, good cash flow, the prospect for above average earnings growth, and other valuation-related factors.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

The Portfolio has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

Oppenheimer Variable Account Funds

Oppenheimer Balanced Fund/VA – Service Shares Advisor — OppenheimerFunds	The Fund seeks a high total investment return, which includes current income and capital appreciation in the value of its shares.

Oppenheimer Capital Appreciation Fund/VA – Service Shares Advisor — OppenheimerFunds	The Fund seeks capital appreciation by investing in securities of well-known, established companies.

Oppenheimer Global Securities Fund/VA – Service Shares Advisor – OppenheimerFunds Inc.	The Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, “growth-type” companies, cyclical industries, and special situations that are considered to have appreciation possibilities.

Oppenheimer Main Street Fund®/ VA – Service Shares Advisor – OppenheimerFunds	The Fund seeks high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.

Oppenheimer Main Street Small Cap Fund/VA – Service Shares Advisor — OppenheimerFunds Inc.	The Fund seeks capital appreciation.

PIMCO Variable Insurance Trust

PIMCO VIT High Yield Portfolio – Administrative Class Advisor — Pacific Investment Management Company LLC	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio invests at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”) rated below investment grade but rated at least Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality.

PIMCO VIT Real Return Portfolio – Administrative Class Advisor — Pacific Investment Management Company LLC	The Portfolio seeks maximum real return consistent with preservation of real capital and prudent investment management. The Portfolio invests under normal circumstances at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U. S. and non-U. S. governments, their agencies or government-sponsored enterprises and corporations.

PIMCO VIT Total Return Portfolio - Administrative Class Advisor — Pacific Investment	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio invests under normal circumstances at least 65% of its assets in a diversified Portfolio of

Portfolio / Advisor	Investment Objective / Strategy
Management Company LLC	Fixed Income Instruments of varying maturities. The Fund’s average portfolio duration normally varies within a three- to six-year time frame, based on the Advisor’s forecast for interest rates.

Rydex Variable Trust Funds

Rydex Variable Trust Sector Rotation Fund Advisor — Rydex Investments	The Fund seeks long-term capital appreciation. The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks the sixty-two different industries based on several measures of price momentum. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The Fund invests in equity securities, but may also invest in equity derivatives such as futures contracts, options and swap transactions. The Fund may also enter into short sales.

Van Kampen The Universal Institutional Funds, Inc.

Van Kampen UIF Core Plus Fixed Income Portfolio – Class I Adviser — Van Kampen(1)	The investment objective of the Core Plus Fixed Income Portfolio is to seek above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities. The Portfolio invests primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio will ordinarily seek to maintain an average weighted maturity between five and ten years. The Portfolio may invest opportunistically in non-dollar-denominated securities and high yield securities (commonly referred to as “junk bonds”).

Van Kampen UIF U.S. Mid Cap Value Portfolio – Class I Adviser — Van Kampen(1)	The investment objective of the Mid Cap Value Portfolio is to seek above-average total return over a market cycle of three to five years by investing primarily in common stocks and equity securities. The Portfolio invests primarily in common stocks of companies traded on a U.S. securities exchange with capitalizations generally in the range of companies included in the Russell Midcap Value Index. The Adviser seeks attractively valued companies experiencing a change that is believed could have a positive impact on a company’s outlook, such as a change in management, industry dynamics or operational efficiency.

Van Kampen UIF U.S. Real Estate Portfolio – Class I Adviser — Van Kampen(1)	The investment objective of the U.S. Real Estate Portfolio is to seek above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (REITs).

Van Kampen UIF Value Portfolio – Class I Adviser — Van Kampen(1)	The investment objective of the Value Portfolio is to seek above-average total return over a market cycle of three to five years by investing primarily in common stocks and other equity securities. The Portfolio invests primarily in common stocks of companies with capitalizations generally greater than $1 billion. The Portfolio emphasizes a value style of investing seeking well established companies that appear undervalued and currently are not being recognized within the market place. The Portfolio may purchase stocks that do not pay dividends; and it may invest, to a limited extent, in foreign equity securities.

(1)	Morgan Stanley Investment Management Inc., which does business in certain instances using the name “Van Kampen,” serves as the investment advisor to the U.S. Mid Cap Value, Value, Core Plus Fixed Income and U.S. Real Estate Portfolios.

APPENDIX C: TRANSFER RESTRICTIONS
Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers

Neither the Contracts described in this prospectus nor the underlying Portfolios are designed to support active trading strategies that involve frequent movement between or among Subaccounts (sometimes referred to as “market-timing” or “short-term trading”). An Owner who intends to use an active trading strategy should consult his/her registered representative and request information on variable annuity contracts that offer underlying Portfolios designed specifically to support active trading strategies.
The Company discourages (and will take action to deter) short-term trading in the Contracts because the frequent movement between or among Subaccounts may negatively impact other Contract Owners, Annuitants and beneficiaries. Short-term trading can result in:
•	the dilution of Accumulation Unit Values or Portfolio net asset values;

•	Portfolio advisors taking actions that negatively impact performance (keeping a larger portion of the Portfolio assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.
To help protect Contract Owners, Annuitants and beneficiaries from the negative impact of these practices, the Company has implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. There is no guarantee the Company will be able to detect harmful trading practices, or, if it is detected, to prevent recurrence.
U.S. Mail Restrictions
The Company monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a Contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of “transfer events” in a given period. A “transfer event” is any transfer, or combination of transfers, occurring on a given trading day (Valuation Date). For example, if a Contract Owner executes multiple transfers involving 10 underlying Portfolios in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying Portfolios (or one underlying Portfolio if the transfer is made to or from the Fixed Account options) will also count as one transfer event. A transfer event would not include a transfer made pursuant to one of the automatic transfer programs such as Dollar Cost Averaging, Portfolio Rebalancing and Interest Sweep.
As a result of this monitoring process, the Company may restrict the method of communication by which transfer requests will be accepted. In general, the Company will adhere to the following guidelines:

Trading Behavior	The Company’s Response
The Company will mail a letter to the Contract Owner notifying them that:
6 or more transfer events in one Contract year quarter
(1)    they have been identified as engaging in harmful trading practices; and
(2)    if their transfer events exceed 12 in one Contract year, the Owner will be limited to submitting transfer requests via regular first-class U.S. mail (e.g., no overnight, priority or courier delivery allowed).

More than 12 transfer events in one Contract year	The Company will automatically limit the Contract Owner to submitting transfer requests via regular first-class U.S. mail.
On each Contract anniversary, the Company will start the monitoring anew, so that each Contract starts with 0 transfer events the first day of each new Contract year. See, however, the “Other Restrictions” provision below.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by the Company to submit all transfers requests via regular first-class U.S. Mail.

Other Restrictions
The Company reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of the Company’s monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by the Company to constitute harmful trading practices, may be restricted. The Company will consider the following factors:
•	the dollar amount involved in the transfer event

•	the total assets of the Portfolio involved in the transfer event;

•	the number of transfer events completed in the current Contract year quarter; or

•	whether the transfer event is part of a pattern of transfer events designed to take advantage of short-term market fluctuations or market efficiencies.
In addition, the Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders received from insurance company separate accounts that the Portfolios determine not to be in the best interest of their shareholders. The Company will apply such rejections, restrictions or refusals by the Portfolios uniformily and without exception.
The restrictions discussed above are designed to prevent harmful trading practices. Despite such transfer restrictions, there is a risk that such harmful trading practices could still occur. If the Company determines its goal of curtailing harmful trading practices is not being fulfilled, we may amend or replace the procedures described above without prior notice. The Company will consider waiving the procedures described above for unanticipated financial emergencies.
CINLibrary 1710126v.2

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT C
THE COMMODORE HELMSMAN®
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY
SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2007
Annuity Investors Life Insurance Company ® (the “Company,” “we,” “our” and “us”) is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus (“Contract Prospectus”) dated May 1, 2007, for The Commodore Helmsman ® Variable Annuity (the “Contract”). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.
THIS SUPPLEMENTAL PROSPECTUS PROVIDES INFORMATION YOU SHOULD KNOW REGARDING THE DEATH BENEFIT, OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT RIDER, OPTIONAL ENHANCED DEATH BENEFIT RIDER OR OPTIONAL EARNINGS ENHANCEMENT BENEFIT RIDER IF YOU WERE A CONTRACT OWNER PRIOR TO MAY 1, 2003.
The Statement of Additional Information (“SAI”) dated May 1, 2007, contains more information about the Separate Account and the Contracts, including the Subaccounts. We filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call us at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about us, the Separate Account and the Contracts at the SEC’s website: http://www.sec.gov. The registration number for The Commodore Helmsman® is 333-88300.
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus and this Supplemental Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus and this Supplemental Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.
These securities may be sold by a bank or credit union, but are not financial institution products.
▪	The contracts are not FDIC or NCUSIF insured.

▪	The contracts are obligations of the Company and not of the bank or credit union.

▪	The bank or credit union does not guarantee the Company’s obligations under the contracts.

▪	The contracts involve investment risk and may lose value.

1

SECTIONS OF PROSPECTUS REPLACED IN THEIR ENTIRETY
The “What Other Charges And Deductions Apply To The Contract?” subsection of the “OVERVIEW” section of the Prospectus is deleted, and is replaced in its entirety by the following:
What Other Charges And Deductions Apply To The Contract?

Other than the CDSC, we will charge the fees and charges listed below unless we waive the fee or charge as discussed in the Charges and Deductions section of this prospectus:
▪	a transfer fee for certain transfers among investment options;

▪	an annual contract maintenance fee;

▪	a mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts (this charge may never be waived);

▪	an administration charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts;

▪	charges for any optional riders or endorsements you select; and

▪	premium taxes in some states (where taxes apply, they may never be waived).
In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to you. Portfolio expenses for the fiscal year ending December 31, 2006 are included in the Expense Tables of this prospectus and are described in the prospectuses and statements of additional information for the Portfolios.
The “Separate Account Annual Expenses” subsection of the “EXPENSE TABLES” section of the Prospectus is deleted, and is replaced in its entirety by the following:
Separate Account Annual Expenses
(As a percentage of the average value of the your interest in the Subaccounts)

Mortality and Expense Risk Charge	1.25%
Administration Charge	0.15%
Total Separate Account Annual Expenses Without Optional Riders Or Endorsements	1.40%
(Lowest Possible Charges) Optional Guaranteed Minimum Income Benefit Endorsement Charge	0.30%
Optional Enhanced Death Benefit Rider Charge (Issued to Owners Age 70 and Younger)	0.10%
Optional Enhanced Death Benefit Rider Charge (Issued to Owners Over Age 70 and Under Age 79)	0.25%
Optional Earnings Enhancement Benefit Rider Charge	0.30%
Total Separate Account Annual Expenses With All Optional Riders And Endorsements	2.25%
(Highest Possible Charges*)

*Assumes Owner is over Age 70 and therefore has the higher of the Optional Enhanced Death Benefit
   Rider Charges. Only one Death Benefit Rider will be issued with any Contract.
The “Examples” subsection of the “EXPENSE TABLES” section of the prospectus is deleted, and is replaced in its entirety by the following:
TO BE PROVIDED IN POST-EFFECTIVE AMENDMENT FILING
Examples
The first example assumes you invest $10,000 in a Contract with all optional riders and endorsements (the highest possible charges), for the time periods indicated, and that your investment has a 5% return each year. The examples also assume either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years

Maximum
Minimum

(2) If you annuitize your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years

Maximum
Minimum

(3) If you do not surrender your Contract:

	1 year	3 years	5 years	10 years

Maximum
Minimum

The next example assumes you invest $10,000 in a Contract with no optional riders or endorsements (the lowest possible charges), for the time periods indicated, and that your investment has a 5% return each year. The examples also assume either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years

Maximum
Minimum

(2) If you annuitize your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years

Maximum
Minimum

(3) If you do not surrender your Contract:

	1 year	3 years	5 years	10 years

Maximum
Minimum

FINANCIAL INFORMATION
See “APPENDIX A: CONDENSED FINANCIAL INFORMATION” section of this Supplemental Prospectus for additional financial information related to these optional riders if you owned your Contract prior to May 1, 2003.

The “CHARGES AND DEDUCTIONS” section of the Prospectus is deleted, and is replaced in its entirety by the following:
CHARGES AND DEDUCTIONS
There are two types of charges and deductions by us. There are charges assessed to the Contract, which are reflected in the Account Value of the Contract, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the Contingent Deferred Sales Charge, the annual contract maintenance fee, premium taxes (where applicable) and transfer fees. There are also charges assessed pro rata against the Separate Account. These charges are reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Subaccounts. These charges are the mortality and expense risk charge, the administration charge, and the charges for any optional riders or endorsements you select.
Except as described below, we will never charge more to a Contract than the fees and charges described even if our actual expenses exceed the total fees and charges collected. If the fees and charges collected by us exceed the actual expenses it incurs, the excess will be profit to us and will not be returned to you.
We reserve the right to change the amount of the transfer fee in the future, or the number of transfers that can be made without incurring the transfer fee, and/or to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Surrenders section of this prospectus, if in our discretion, we determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals. The maximum amount of these charges and fees is described below.
Contingent Deferred Sales Charge (“CDSC”)

Purpose of Charge	Offset expenses incurred in the sale of the Contracts, including commissions paid and costs of sales literature.

Amount of Charge	Up to 7% of each purchase payment, depending on the number of years elapsed since receipt of the purchase payment.

Number of full years elapsed between date of receipt of purchase payment and date request for surrender received	0	1	2	3	4	5	6	7 or more

CDSC as a percentage of purchase payment surrendered	7%	7%	7%	6%	5%	4%	2%	0%

When Assessed	On partial or full surrenders of purchase payments during the Accumulation Period.

Assessed Against What	Purchase payments only, not earnings. See the Surrenders section of this prospectus for information on order of withdrawal of purchase payments and earnings.

Waivers	▪ Free withdrawal privilege. See the Surrenders section for information.

▪ In our discretion where we incur reduced sales and servicing expenses.

▪ If the Contract is issued with a tax sheltered annuity endorsement:

(i) upon separation from service if Owner has attained age 55 and the Contract has been in force for at least seven years; or (ii) after the Contract has been in force ten years or more.

▪ Long term care waiver rider. See the Surrenders section for information.

▪ If the Social Security Administration determines after the Contract is issued that the Owner is “disabled” as that term is defined in the Social Security Act of 1935, as amended.

▪ If the spouse becomes successor Owner. See the Account Value section for information.

▪ Where required to satisfy state law.

Contract Maintenance Fee
Purpose of Charge Amount of Charge	Offset expenses incurred in issuing the Contracts and in maintaining the Contracts and the Separate Account. $30.00 per year
When Assessed	During the Accumulation Period the charge is deducted on each anniversary of the effective date of the Contract, and at time of full surrender. During the Benefit Payment Period a pro rata portion of the charge is deducted from each benefit payment.

Assessed Against What	Amounts invested in the Subaccounts and Fixed Account options. During the Accumulation Period, the charge is deducted pro rata from the Subaccounts and Fixed Account options in which the Contract has an interest on the date of the charge. During the Benefit Payment Period, a pro rata portion of the annual charge is deducted from each benefit payment.

Waivers	▪ During the Accumulation Period if the Account Value is at least $40,000 on the date the charge is due.

▪ During the Benefit Payment Period if the amount applied to the annuity benefit is at least $40,000.

▪ If the Contract is issued with a tax sheltered annuity endorsement.

▪ In our discretion where we incur reduced sales and servicing expenses.

▪ During the Benefit Payment Period where required to satisfy state law.
Transfer Fee
Purpose of Charge	Offset cost incurred in administering the Contracts.

Amount of Charge	$25 for each transfer in excess of 12 in any contract year. We reserve the right to change the amount of this charge, or the number of transfers which can be made without incurring the charge at any time. The transfer fee will never exceed $30 for each transfer, and the number of transfers that can be made without a charge will never be fewer than 8.

When Assessed	During the Accumulation Period.

Assessed Against What	Deducted from amount transferred.

Waivers	Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio re-balancing programs. Transfers associated with these programs do not count toward the free transfers permitted in a contract year. We reserve the right to eliminate this waiver at any time.

Administration Charge
Purpose of Charge	Offset expenses incurred in administering the Contracts and the Separate Account.

Amount of Charge	Daily charge equal to 0.000411% of the daily Net Asset Value for each Subaccount, which corresponds to an annual effective rate of 0.15%.

When Assessed	During the Accumulation Period and during the Benefit Payment Period if a variable dollar benefit is elected.

Assessed Against What	Amounts invested in the Subaccounts.

Waivers	May be waived or reduced in our discretion where we incur reduced sales and servicing expenses.

Mortality and Expense Risk Charge

Purpose of Charge	Compensation for bearing certain mortality and expense risks under the Contract. Mortality risks arise from our obligation to pay benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by us is the risk that our actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.

Amount of Charge	Daily charge equal to 0.003446% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.25%.
When Assessed	During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected.
Assessed Against What	Amounts invested in the Subaccounts.
Waivers	None.
Optional Guaranteed Minimum Income Benefit Endorsement Charge

Purpose of Charge	Compensation for bearing certain risks under the Contract. These risks arise from our obligation under this Endorsement to allow you to base Annuity Benefit Payments on the GMIB Annuity Benefit Value if they so choose, which may result in a larger Annuity Benefit Payment than that otherwise payable under the Contract.

Amount of Charge	Daily charge equal to 0.000823% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 0.30%.
When Assessed	During the Accumulation Period.
Assessed Against What	Amounts invested in the Subaccounts.
Waivers	None.
Optional Enhanced Death Benefit Rider Charge

Purpose of Charge	Compensation for bearing mortality risks under this Rider. These increased risks arise from our obligation to pay an Enhanced Death Benefit Amount which may exceed the Death Benefit Amount otherwise payable under the Contract.

Amount of Charge	Daily charge equal to 0.000274% of the daily Net Asset Value for each Subaccount if issued to an Owner age 70 or younger, or 0.000686% of the daily Net Asset Value for each Subaccount if issued to an Owner over age 70 but under age 79. These daily charges correspond to an effective annual rate of 0.10% or 0.25%, respectively.
When Assessed	During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected.
Assessed Against What	Amounts invested in the Subaccounts.
Waivers	None.

Optional Earnings Enhancement Benefit Rider Charge

Purpose of Charge	Compensation for bearing certain risks under this Rider. These risks arise from our obligation to pay an increased Death Benefit Amount (or an increased Enhanced Death Benefit Amount, if applicable), when a Death Benefit becomes payable as a result of an Owner’s death.

Amount of Charge	Daily charge equal to 0.000823% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 0.30%.

When Assessed	During the Accumulation Period.

Assessed Against What	Amounts invested in the Subaccounts.

Waivers	None.
Premium Taxes
Certain state and local governments impose premium taxes. These taxes currently range from zero to 5.0% depending upon the jurisdiction. We will deduct any applicable premium taxes from the Account Value either upon death, surrender, annuitization, or at the time purchase payments are made, but no earlier than when we incur a tax liability under state law.
Discretionary Waivers Of Charges
We will look at the following factors to determine if we will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the total amount of purchase payments to be received; and (2) any prior or existing relationship with us. We would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which we are not presently aware, which could result in reduced sales and servicing expenses. In no event will we waive a charge where such waiver would be unfairly discriminatory to any person.
Expenses of the Portfolios
In addition to charges and deductions by us, there are Portfolio management fees and administration expenses which are described in the prospectus and SAI for each Portfolio. The actual Portfolio fees and expenses for the prior calendar year are included in the Expense Tables of this prospectus, unless a Portfolio commenced operations in the current calendar year. In that case, estimated Portfolio expenses are included in the Expense Tables of this prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).
The “Accumulation Units,” “ Stepped-Up Account Value for Successor Owner ,” “Limitation On Allocations to Fixed Account Options,” and “Principal Guarantee Program” subsections of the “ACCUMULATION PERIOD” section of the Prospectus are deleted, and are replaced in their entirety by the following:
Accumulation Units
Amounts allocated or transferred to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to the Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the amount allocated is received by us, or as of the end of the Valuation Period in which the transfer is made.
Accumulation Units will be canceled as of the end of the Valuation Period during which one of the following events giving rise to cancellation occurs:
▪	transfer from a Subaccount

▪	full or partial surrender from a Subaccount

▪	payment of a death benefit

▪	application of the amounts in a Subaccount to a settlement option

▪	deduction of the contract maintenance fee

▪	deduction of a transfer fee

▪	deduction of charges for certain optional riders or endorsements

Stepped-Up Account Value for Successor Owner
If the surviving spouse of a deceased Owner becomes a successor Owner of the Contract, the Account Value will be stepped-up to equal the death benefit which otherwise would have been payable, including any increase in the death benefit which may be due if the Owner elected the Earnings Enhancement Benefit Rider, as of what would have been the Death Benefit Valuation Date. In addition, CDSCs will be waived on the entire stepped-up Account Value as of that date, but will apply to any purchase payments made by the successor Owner after that date.
For purposes of determining what would have been the Death Benefit Valuation Date, the election to become successor Owner will be deemed to be instructions as to the form of death benefit. The election to become successor Owner must be made within one year of the date of the Owner’s death.
Limitation on Allocations to Fixed Account Options
Benefits under the optional Guaranteed Minimum Income Benefit Endorsement, if elected, will be adversely affected if on the last Valuation Date of any calendar quarter after the first Contract Year the Fixed Account Value exceeds thirty percent (30%) of the total Account Value. Please refer to the Optional Guaranteed Minimum Income Benefit Endorsement section of this prospectus for additional information.
Principal Guarantee Program
An Owner may elect to have us allocate a portion of a purchase payment to the Seven Year Guaranteed Interest Rate Option such that, at the end of the seven year guarantee period, that account will grow to an amount equal to the total purchase payment (so long as there are no surrenders or loans from the Contract). We determine the portion of the purchase payment that must be allocated to the Seven Year Guaranteed Interest Rate Option such that, based on the interest rate then in effect, that account will grow to equal the full amount of the purchase payment after seven years. The remainder of the purchase payment will be allocated according to the Owner’s instructions. The minimum purchase payment eligible for the principal guarantee program is $5,000. The principal guarantee program is not available if the Owner has elected the optional Guaranteed Minimum Income Benefit Endorsement.

The “BENEFIT PAYMENT PERIOD” section of the Prospectus is deleted, and is replaced in its entirety by the following:
BENEFIT PAYMENT PERIOD
Annuity Benefit
An Owner may designate the date that annuity payments will begin, and may change the date up to 30 days before annuity payments are scheduled to begin. If annuity payments begin, such payments will be in lieu of all other benefits under the Contract. The first day of the Benefit Payment Period in which annuity payments are made is generally referred to as the “Annuity Commencement Date.” If the Owner has elected the optional Guaranteed Minimum Income Benefit Endorsement (the “GMIB Endorsement”) and chooses to receive the Guaranteed Minimum Income Benefit (“GMIB”), however, this date is referred to as the “GMIB Commencement Date.”
Unless we agree otherwise, the Annuity Commencement Date cannot be later than the contract anniversary following the eighty-fifth (85th) birthday of the oldest Owner, or five years after the effective date of the Contract, whichever is later. The GMIB Commencement Date must be on, or during the thirty (30) calendar day period immediately following, the tenth (10th) or any subsequent Contract anniversary prior to the oldest Owner’s ninety-first (91st) birthday.
The amount applied to a settlement option to provide annuity payments generally will be the Account Value (less any outstanding loans) as of the end of the Valuation Period immediately preceding the Annuity Commencement Date. An Owner who has elected the GMIB Endorsement, however, may choose to receive the GMIB instead. If the Owner chooses the GMIB, annuity payments will be based on the GMIB Annuity Benefit Value, rather than on the Account Value, as of the end of the Valuation Period immediately preceding the GMIB Commencement Date.
You generally may select any form of settlement option currently available. If the Owner chooses to receive the GMIB, however, the only settlement option available is the GMIB Option Life Annuity with Payments for at Least 120 Months. The standard forms of settlement options, including the GMIB Option, are described in the Settlement Options section of this prospectus.
If you have not previously made an election as to the form of settlement option, we will contact the Owner to ascertain the form of settlement option to be paid. Available options include a specific fixed dollar benefit payment, a variable dollar benefit payment, or a combination of a variable and fixed dollar benefit payment. If the Owner does not select a settlement option, we will apply the Account Value pro rata to a combination variable and fixed dollar benefit for the life of the annuitant with 120 monthly payments assured, as described in the Settlement Options section of this prospectus.
Optional Guaranteed Minimum Income Benefit Endorsement
In states where we have received regulatory approval, if you purchase a Contract that is issued before the oldest Owner’s eightieth (80th) birthday, you may elect the optional GMIB Endorsement. This endorsement gives you the option of choosing to have annuity payments based on the GMIB Annuity Benefit Value, instead of the Account Value, as of the end of the Valuation Period immediately preceding the GMIB Commencement Date.
The GMIB Annuity Benefit Base is used to calculate your GMIB Annuity Benefit Value. The GMIB Annuity Benefit Base, at the end of any Valuation Period, is equal to all purchase payments received as of that date:
1)	reduced proportionally for any partial surrenders;

2)	less the annual contract maintenance fee, any transfer fees and any applicable charges due under any optional riders or endorsements to the Contract;

3)	less any applicable CDSC;

4)	less outstanding loans; and

5)	less any purchase payments received in the immediately preceding twelve (12) months.

For purposes of calculating the GMIB Annuity Benefit Base, all adjustments will occur at the time the transaction occurs. The adjustment for partial surrenders will reduce the GMIB Annuity Benefit Base in the same proportion that the Account Value was reduced on the date of the partial surrender. All other adjustments will reduce the GMIB Annuity Benefit Base on a dollar for dollar basis.
The GMIB Annuity Benefit Value, at the end of any Valuation Date, is equal to the GMIB Annuity Base, compounded daily, at an effective annual interest rate (the “GMIB Interest Rate,” as described below), from the Contract Effective Date until the Contract Anniversary immediately following the oldest Owner’s 85th birthday, or the GMIB Commencement Date, whichever is earlier, plus any Purchase Payments received in the immediately preceding twelve (12) months.
The GMIB Interest Rate is equal to an effective annual interest rate of 6% if the oldest Owner is Age 75 or younger on the Contract Effective Date. The GMIB Interest Rate is equal to an effective annual interest rate of 5% if the oldest Owner is over Age 75 but under Age 80 on the Contract Effective Date. After the first Contract year, the GMIB Interest Rate applicable to any Contract will be reduced by 3% if the Fixed Account Value exceeds 30% of the total Account Value on the last Valuation Date of any quarter. This means that if the GMIB Interest Rate otherwise would have been 6%, it will be reduced to 3% for that quarter. If the GMIB Interest Rate otherwise would have been 5%, it will be reduced to 2% for that quarter.
The GMIB Annuity Benefit Value and the GMIB Annuity Benefit Base are used only in connection with the determination of annuity payments, and have no affect on other Contract provisions, riders or endorsements. Neither the GMIB Annuity Benefit Value nor the GMIB Annuity Benefit Base reflects the Account Value. If the Owner chooses to receive the GMIB, the only settlement option available is the GMIB Option Life Annuity with Payments for at Least 120 Months. No variable dollar benefit payment option is available if the Owner elects to receive the GMIB.
The GMIB Endorsement must be elected before the Contract Effective Date. The Owner cannot add or discontinue the GMIB Endorsement after the Contract Effective Date. The additional charge for the GMIB Endorsement is described in the Charges and Deductions section of the prospectus. The GMIB Endorsement will terminate automatically on the earliest of the following:
1)	the date the Contract is fully surrendered;

2)	the Annuity Commencement Date;

3)	the 31st calendar day following the Contract anniversary immediately preceding the oldest Owner’s 91st birthday;

4)	the Death Benefit Valuation Date (or the date that would have been the Death Benefit Valuation Date if a spouse becomes successor Owner);

5)	the date you name a new Owner who is older than the oldest previous Owner; or

6)	the date the Contract is otherwise terminated in accordance with Contract provisions.
Before electing the GMIB endorsement, you should consult a qualified financial advisor. In particular, the election of the GMIB endorsement may not be appropriate for contract Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of ten (10) contract years.
While the GMIB endorsement does provide a guaranteed GMIB Annuity Benefit Value, and therefore may afford some protection against unfavorable market performance, the GMIB endorsement does not in any way guarantee the performance of any underlying portfolio, or any other investment option available under the contract. The GMIB endorsement does not restrict or limit the rights of contract Owners to annuitize the contract based on the Account Value at other times permitted under the contract. The GMIB endorsement does not in any way restrict the right to annuitize the contract using an Account Value that may be higher than the GMIB Annuity Benefit Value. Owners should remember, however, that the GMIB endorsement can not be discontinued once it is elected. This means that the GMIB charge will continue to be assessed even if the investment performance of the contract results in an Account Value that exceeds the GMIB Annuity Benefit Value.
Death Benefit
A death benefit will be paid under a Contract if an Owner dies during the Accumulation Period. If a surviving spouse becomes the successor Owner of the Contract, the death benefit will be paid following the death of the successor Owner if he or she dies during the Accumulation Period. If a death benefit is paid, it will be in lieu of any other benefits under the Contract.
The death benefit will be allocated among the Subaccounts and Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.
Any applicable premium tax or other taxes not previously deducted, and any outstanding loans will be deducted from the death benefit amounts described below.
An Owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of this prospectus. If the Owner does not make an election as to the form of death benefit, the beneficiary may make an election within one year after the Owner’s death. If no election as to form of settlement option is made, we will apply the death benefit to a fixed dollar benefit for a fixed period of 48 months. The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after your death; the day a death benefit is paid in a lump sum may not be more than five years after your date of death.
Death Benefit Amount
The Death Benefit Amount will equal the greatest of:
1)	the Account Value on the Death Benefit Valuation Date; or

2)	the total purchase payments, reduced proportionally for partial surrenders; or

3)	the largest Account Value on any Contract anniversary before the Death Benefit Valuation Date and prior to any Owner’s 80th birthday, reduced proportionally for subsequent partial surrenders.
The reduction for partial surrenders will be in the same proportion that the Account Value was reduced on the date of the partial surrender.
Optional Enhanced Death Benefit Rider
In states where we have received regulatory approval, if you purchase a Contract that is issued before the oldest Owner’s 79th birthday, you may elect the optional Enhanced Death Benefit Rider (“EDB Rider”).
The EDB Rider provides for an Enhanced Death Benefit Amount (“EDB Amount”) when a death benefit becomes payable as a result of the death of any Owner before the Annuity Commencement Date or GMIB Commencement Date, as applicable. The EDB Amount, if it is larger, will be paid instead of the Death Benefit Amount otherwise payable under the Contract. Only one death benefit will be paid under the Contract. If an EDB Amount is paid, it is in lieu of the Death Benefit Amount.
The EDB Amount will be equal to total purchase payments, reduced proportionally for partial surrenders, and increased by any interest, as described below; provided, however, that the EDB Amount shall not exceed 200% of the total purchase payments, reduced proportionally for partial surrenders. Any reduction for partial surrenders will be in the same proportion that the Account Value was reduced on the date of the partial surrender.
If any Owner dies before age 80, interest on purchase payments for determination of an EDB Amount compounds daily, at the effective annual interest rate described below (the “Specified Rate”), to the Death Benefit Valuation Date. If any Owner dies on or after his or her 80th birthday, interest compounds daily, at the Specified Rate, to the Contract Anniversary prior to the 80th birthday of the deceased Owner.
If the Contract is issued before any Owner is age 71, the Specified Rate is 5%. If the Contract is issued after any Owner is age 71 and before any Owner is age 79, the Specified Rate is 4%.
The EDB Rider must be elected before the Contract Effective Date. The Owner cannot add or discontinue the EDB Rider after the Contract Effective Date. The additional charge for the EDB Rider is described in the Charges and Deductions section of this prospectus. The EDB Rider will terminate automatically on the earliest of the following:
1)	the date the Contract is fully surrendered;

2)	the Death Benefit Valuation Date (or the date that would have been the Death Benefit Valuation Date if a spouse becomes successor Owner);

3)	the Annuity Commencement Date, or GMIB Commencement Date, as applicable;

4)	the date you name a new Owner who is older than the oldest previous Owner; or

5)	the date the Contract is otherwise terminated in accordance with Contract provisions.
If the receipt of any benefit under the EDB Rider would cause the Contract to lose its tax-qualified or tax-deferred status, the EDB Rider will be deemed to be void from its inception. In that event, all charges deducted from the Contract for the EDB Rider will be refunded.
Optional Earnings Enhancement Benefit Rider
In states where we have received regulatory approval, if you purchase a Contract that is issued before the oldest Owner’s 75th birthday, you may elect the optional Earnings Enhancement Benefit Rider (the “EEB Rider”).
If a death benefit becomes payable as a result of an Owner’s death while the EEB Rider is in effect, an Earnings Enhancement Benefit Amount (“EEB Amount”) is provided. The Death Benefit Amount (or the Enhanced Death Benefit Amount, if applicable) will be increased by the EEB Amount, if any. No more than one death benefit (whether or not increased by any EEB Amount) is payable under the Contract and the EEB Rider.
If the oldest Owner was age 69 or younger on the Contract Effective Date, the EEB Amount will be the lesser of 40% of Earnings (as defined below) or 40% of purchase payments not already withdrawn. If the oldest Owner was age 70 to 74 on the Contract Effective Date, the EEB Amount will be the lesser of 25% of Earnings or 25% of purchase payments not already withdrawn.
Solely for purposes of calculating the EEB Amount, Earnings are defined as the Account Value as of the Valuation Date immediately preceding the Death Benefit Valuation Date, minus purchase payments not already withdrawn. Partial surrenders taken prior to the Death Benefit Valuation Date will be deemed to have been taken from earnings first, and then from purchase payments, for purposes of calculating the EEB Amount under the EEB Rider.
The EEB Rider must be elected before the Contract Effective Date. The Owner cannot add or discontinue the EEB Rider after the Contract Effective Date. The additional charge for the EEB Rider is described in the Charges and Deductions section of this prospectus. The EEB Rider will terminate automatically on the earliest of the following:
1)	the date the Contract is fully surrendered;

2)	the Death Benefit Valuation Date (or the date that would have been the Death Benefit Valuation Date if a spouse becomes successor Owner);

3)	the Annuity Commencement Date, or GMIB Commencement Date, as applicable;

4)	the date the Owner names a new Owner who is older than the oldest previous Owner; or

5)	the date the Contract is otherwise terminated in accordance with Contract provisions.
If the receipt of any benefit under the EEB Rider would cause the Contract to lose its tax-qualified or tax-deferred status, the EEB Rider will be deemed to be void from its inception. In that event, all charges deducted from the Contract for the EEB Rider will be refunded.
Step Up In Value For Successor Owner
If your spouse becomes the successor Owner of the Contract, the Account Value of the contract will be increased, as of the date that would have been the Death Benefit Valuation Date, to equal the amount of the death benefit, including any increase in the death benefit which may be due if the Owner elected the Earnings Enhancement Benefit Rider, which would have been payable if your spouse had not become the successor Owner of the Contract. If the Account Value is increased under this provision, we will deposit the amount of the increase into the Fixed Accumulation Account Option.
If the death benefit which would have been payable is equal to the Account Value as of the date that would have been the Death Benefit Valuation Date, there will be no change in the Account Value of the Contract.
For purposes of determining the date that would have been the Death Benefit Valuation Date, the election to become successor Owner will be deemed to be instructions as to the form of death benefit. Therefore, the date that would have been the Death Benefit Valuation Date will be the later of the date we receive Due Proof of Death of the Owner, or the date we receive a successor Owner election, but never later than one year after the date of death of the Owner.
If your spouse becomes the successor Owner of the Contract, any CDSC which would otherwise apply on surrender will be waived, except that if any additional purchase payments are paid by the successor Owner, CDSCs will apply as described in this Contract, to those additional purchase payments only.
Payment Of Benefits
When a Contract is annuitized or when a death benefit is applied to a settlement option, the Account Value, the GMIB Annuity Benefit Value, or the death benefit, as the case may be, is surrendered to us in exchange for a promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments generally may be calculated and paid: (1) as a variable dollar benefit; (2) as a fixed dollar benefit; or (3) as a combination of both. GMIB payments, however, may be paid only as a fixed dollar benefit for at least 120 months, and may be based only on the GMIB Option Tables included in the Contract. No variable dollar benefit payment option is available if the Owner elects to receive the GMIB. The stream of payments, whether variable dollar or fixed dollar, is an obligation of our general account. However, only the amount of fixed dollar benefit payments is guaranteed by us. The Owner (or payee) bears the risk that any variable dollar benefit payment may be less than the initial variable dollar benefit payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between a variable dollar benefit and a fixed dollar benefit are not permitted, but transfers of Benefit Units among Subaccounts are permitted once each 12 months after a variable dollar benefit has been paid for at least 12 months. The formulas for transferring Benefit Units among Subaccounts during the Benefit Payment Period are set forth in the SAI.
Settlement Options
We will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options, including the GMIB Option, are described below. Payments under any settlement option may be in monthly, quarterly, semi-annual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. We, in our discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated payee.
We may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to Owners. If we change the minimum amounts, we may change any current or future payment amounts and/or payment intervals to conform to the change. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed or commuted (i.e., redeemed at present value). Other settlement options may be commuted on a basis acceptable to you and us at the time of the commutation request.
The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be lesser in amount as the frequency of payments increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be lesser in amount as the life expectancy of the annuitant or beneficiary increases because more payments are expected to be paid.
Income For A Fixed Period: We will make periodic payments for a fixed period of 5 to 30 years. (Payment intervals of 1-4 years are available for death benefit settlement options only.)
Life Annuity With Payments For A Fixed Period: We will make periodic payments for a specified fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.
Joint And One-Half Survivor Annuity: We will make periodic payments until the death of the primary person on whose life benefit payments are based; thereafter, we will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.
Income For A Fixed Period, Not To Exceed Life Expectancy: We will make periodic payments for a fixed period, not to exceed the life expectancy of the person on whose life benefit payments are based, as determined under life expectancy tables compiled by the Office of the Actuary of the Social Security Administration. If this option is elected, the Contract is irrevocable and has no value that can be assigned, surrendered, loaned, commuted or withdrawn. The first payment will be paid as of the last day of the initial payment interval.
GMIB Option Life Annuity With Payments For At Least 120 Months: We will make periodic payments at the beginning of each payment interval for at least 120 months, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period. This is the only settlement option available if you chooses to base benefit payments on the GMIB Annuity Benefit Value rather than on the Account Value. This option may only be applied to the GMIB Option Tables in the Contract.
Calculation Of Fixed Dollar Benefit Payments
Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, applicable premium taxes or any other applicable amounts) by the amount of the payment per $1,000 of value which we are currently paying for settlement options of that type. This amount is then reduced by a pro rata portion of the contract maintenance fee. This reduction is equal to the amount of the fee divided by the number of benefit payments to be made over a 12-month period. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.
Except with respect to payments made under the terms of the GMIB Endorsement, we guarantee minimum fixed dollar benefit payment factors based on 2000 annuity mortality tables for individuals with interest at 1% per year, compounded annually. For individual tax-qualified Contracts, we use tables for blended lives (60% female/40% male). For individual non-tax-qualified Contracts, we use tables for male and female lives. Where required by state law, the Company uses blended tables for all Contracts. The minimum monthly payments per $1,000 of value for our standard settlement options, including the GMIB Option, are set forth in tables in the Contracts. For payments made under the terms of the GMIB Endorsement, we guarantee minimum fixed dollar benefit payment factors based on 1983 annuity mortality tables for individuals, with a ten year age setback, and with interest at 2 1/2% per year, compounded annually. Upon request, we will provide information about minimum monthly payments for ages or fixed periods not shown in the settlement option tables.
Calculation Of Variable Dollar Benefit Payments
The first variable dollar benefit payment is the amount it would be if it were a fixed dollar benefit payment calculated at our minimum guaranteed settlement option factors, reduced by a pro rata portion of the contract maintenance fee. This reduction is equal to the amount of the fee divided by the number of benefit payments to be made over a 12-month period.
The amount of each subsequent variable dollar benefit payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the first benefit payment includes a 1% rate of interest, subsequent benefit payments will be less than the first payment if the net investment performance of the applicable Subaccounts is less than 1%. Subsequent benefit payments will be more than the first payment if the net investment performance of the applicable Subaccount(s) is greater than 1%.
The amount of each subsequent payment is the sum of the payment due for each Subaccount selected, less a pro rata portion of the contract maintenance fee, as described above. The payment due for a Subaccount equals the shares for that Subaccount, which are the Benefit Units, times their value, which is the Benefit Unit Value for that Subaccount, as of the end of the fifth Valuation Period preceding the due date of the payment.
The number of Benefit Units for each Subaccount selected is determined by allocating the amount of the first variable dollar benefit payment (before deduction of the pro rata portion of the contract maintenance fee) among the Subaccount(s) selected in the percentages indicated by the Owner (or payee). The dollar amount allocated to a Subaccount is divided by the Benefit Unit Value for that Subaccount as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that we will pay for that Subaccount at each payment interval. The number of Benefit Units for each Subaccount remains fixed during the Benefit Payment Period, except as a result of any transfers among Subaccounts or as provided under the settlement option elected. An explanation of how Benefit Unit Values are calculated is included in the Glossary of Financial Terms of this prospectus.

APPENDIX A: CONDENSED FINANCIAL INFORMATION
The “APPENDIX A: CONDENSED FINANCIAL INFORMATION” section of the Prospectus is amended by adding the following:
TO BE PROVIDED IN POST-EFFECTIVE AMENDMENT FILING
The above tables give year-end Accumulation Unit information for each Subaccont from the end of the year of inception to December 31, 2006. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for each Subaccount shown other than the Dreyfus VIF Money Market Portfolio Subaccount was 10.00000 as of August 1, 2002 (the effective date of the Subaccounts) or as of December 1, 2004 (the effective date of the Subaccounts) for AIM V.I. Small Cap Equity Fund, the four American Century Variable Portfolios, the Dreyfus Technology Growth Portfolio, the Janus Aspen Series International Growth Portfolio, the Janus Aspen Series INTECH Risk-Managed Core Portfolio and the Oppenheimer Main Street Fund®. The beginning Accumulation Unit Value for the Dreyfus VIF Money Market Portfolio Subaccount was 1.00000 as of August 1, 2002 (the effective date of the Subaccount).

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT C
THE COMMODORE HELMSMAN®
AND THE COMMODORE MAJESTY®
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES
SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2007
Annuity Investors Life Insurance Company (“the Company,” “we,” “our” and “us”) is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus (“Contract Prospectus”) dated May 1, 2007, for either The Commodore Helmsman®, or The Commodore Majesty® Variable Annuity (the “Contract”). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.
This Supplemental Prospectus provides information you should know before making any decision to allocate purchase payments or transfer amounts to the subaccounts (collectively, the “Closed Subaccounts”) investing in the following Portfolios:
Janus Aspen Series
-Janus Aspen Series Worldwide Growth Portfolio-Service Shares
Old Mutual Insurance Series Fund (formerly PBHG Insurance Series Fund)
-Old Mutual Large Cap Growth Portfolio
-Old Mutual Mid-Cap Portfolio
-Old Mutual Select Value Portfolio
The Janus Aspen Series Worldwide Growth Portfolio Closed Subaccount, the Old Mutual Large Cap Growth Portfolio Closed Subaccount, the Old Mutual Mid-Cap Growth Portfolio Closed Subaccount, and the Old Mutual Select Value Portfolio Closed Subaccount are additional investment options of the Contracts available only to Contract Owners who held Accumulation Units in these Subaccounts on November 30, 2004. Each of these investment options will become unavailable to you once you no longer have money in that Closed Subaccount. Unless the context requires otherwise, all provisions of the Contract Prospectus are applicable to the Closed Subaccounts described in this Supplemental Prospectus.
The Statement of Additional Information (“SAI”) dated May 1, 2007, contains more information about the Separate Account and the Contracts, including the Closed Subaccounts. We filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call us at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC’s website: http:\\www.sec.gov. The registration number for The Commodore Helmsman® is 333-88300; and The Commodore Majesty® is 333-88302.
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

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These securities may be sold by a bank or credit union, but are not financial institution products.
▪	The Contracts are not FDIC or NCUSIF insured

▪	The Contracts are obligations of the Company and not of the bank or credit union

▪	The bank or credit union does not guarantee the Company’s obligations under the Contracts

▪	The Contracts involve investment risk and may lose value

EXPENSE TABLES
TO BE UPDATED IN POST-EFFECTIVE AMENDMENT FILING
The “EXPENSE TABLES” section of the Contract Prospectus is supplemented by adding the following:
Portfolio Annual Expenses (Before Expense Reimbursement)
(As a percentage of Portfolio average net assets)

	Management	12b-1	Other	Total Annual
Portfolio	Fees	Fees	Expenses	Expenses(1)
Janus Aspen Series Worldwide Growth Portfolio-Service Shares (2)
Old Mutual Large Cap Growth Portfolio (3)
Old Mutual Mid-Cap Portfolio (3)
Old Mutual Select Value Portfolio (3)

(1)	Data for each Portfolio are for its fiscal year ended December 31, 2005. Actual expenses in future years may be higher or lower. Portfolios may have agreements with their advisors to cap or waive fees, and/or to reduce or waive expenses or to reimburse expenses. The specific terms of such waivers, reductions, or reimbursements are discussed in the Portfolio prospectuses. The net fees and expenses for Portfolios with such agreements are as follows:

Total Net
	Management		Other	Waiver or	Annual
Portfolios With Expense Waiver/Reimbursement	Fees	12b-1 Fees	Expenses	Reimbursement	Expenses
Old Mutual Large Cap Growth Portfolio (3) (5)
Old Mutual Mid-Cap Portfolio (3) (5)
Old Mutual Select Value Portfolio (3) (5)

(2)	Effective February 1, 2006, the Portfolio’s investment advisory fee rate changed from a fixed rate to a rate that adjusts upward or downward based upon the Portfolio’s performance relative to its benchmark index. This change will not impact the investment advisory fee shown until February of 2007 when the performance adjustment takes effect.

(3)	The Old Mutual portfolios were formerly known by the following names: Liberty Ridge Large Cap Growth Portfolio, Liberty Ridge Mid-Cap Portfolio, Liberty Ridge Select Value Portfolio, and Liberty Ridge Technology & Communications Portfolio. The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Portfolios.

(4)	The Fund’s investment adviser has implemented a breakpoint schedule for the Fund’s management fees. The management fees charged to the Funds will decline as a Fund’s assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Discovery and Opportunity Funds are as follows: 0.75% for assets from $0 to $499 million; 0.70% for assets from $500 million to $999 million; 0.65% for assets from $1 billion to $2.99 billion; 0.625% for assets from $3 billion to $4.99 billion; and 0.60% for assets $5 billion and higher. “Other expenses” may include expenses payable to affiliates of Wells Fargo & Company. “Other expenses” for the Discovery and Opportunity Funds are based on estimates for the current fiscal year.

(5)	The Total Net Annual Expenses are the expenses an investor in the applicable Old Mutual Portfolio should expect to pay for the fiscal year ending December 31, 2006 as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed the applicable percentage as follows: 0.96% for the Large Cap Growth Portfolio, 0.99% for the Mid-Cap Portfolio, 0.94% for the Select Value Portfolio, and 0.85% for the Columbus Circle Technology & Communications Portfolio. Old Mutual Capital may be entitled to reimbursement of any fees waived pursuant to this arrangement in any fiscal year in which the Portfolio’s total assets are greater than $75 million and its total annual fund operating expenses are less than the applicable percentage. Old Mutual Capital has agreed to not seek reimbursement for fees waived by the Portfolio’s former adviser.

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FINANCIAL INFORMATION
Condensed Financial Information
Appendix A to this Supplemental Prospectus provides condensed financial information for the Commodore Helmsman® and the Commodore Majesty® variable annuities with respect to each Closed Subaccount. This information includes the following information:
•	year-end accumulation unit value for each Closed Subaccount from the end of the year of inception through December 31, 2006

•	number of accumulation units outstanding as of the end of each period.
Financial Statements
The financial statements and reports of the independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.

THE PORTFOLIOS
The Separate Account currently offers each of the Closed Subaccounts only to the Contract Onwers who held Accumulation Units in such Closed Subaccount on the date it was closed to new investors (as indicated on the first page of this Supplemental Prospectus). Each Closed Subaccount invests in the corresponding Portfolio listed below, which has its own investment objectives, policies and practices. The current Portfolio prospectuses, which accompany this Supplemental Prospectus, contain additional information concerning the investment objectives and policies of the Portfolios, the investment advisory services and administrative services of the Portfolios, and the charges of the Portfolios.
You should read the Portfolio prospectuses and this Supplemental Prospectus carefully before making any decision concerning allocating additional purchase payments or transferring amounts to any of these Closed Subaccounts or the Subaccounts.
There is no assurance that any Portfolio will achieve its stated objectives. The SEC does not supervise the management or the investment policies and/or practices and/or of any Portfolio.
All dividends and capital gains distributed by the Portfolios are reinvested in the Separate Account and reflected in Accumulation Unit Value. Portfolio dividends and net capital gains are not distributed to Owners.
The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of the Portfolios will be the same or similar to the investment performance of any publicly available mutual fund.

Portfolio	Adviser and Type of Fund
Janus Aspen Series
Janus Aspen Series Worldwide Growth Portfolio – Service Shares	Janus Capital Management LLC [ • ]
Old Mutual Insurance Series Fund
Old Mutual Large Cap Growth Portfolio	Old Mutual Capital, Inc. [ • ]
Old Mutual Mid-Cap Portfolio	Old Mutual Capital, Inc. [ • ]
Old Mutual Select Value Portfolio	Old Mutual Capital, Inc. [ • ]

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Expenses of the Portfolios
In addition to charges and deductions by us, there are Portfolio management fees and administration expenses. These fees and expenses are described in the prospectuses and statements of additional information for the Portfolios. The actual portfolio fees and expenses for the prior calendar year are included in the Expense Tables section of this Supplemental Prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).
Investment Options-Allocations
You can allocate purchase payments in whole percentages to any of the currently available Subaccounts described in the Contract Prospectus or to any of the Fixed Account options. You may allocate purchase payments to the Janis Aspen Series Worldwide Growth Portfolio Subaccount, the Old Mutual Large Cap Growth Portfolio Subaccount, the Old Mutual Mid Cap Portfolio Subaccount and the Old Mutual Select Value Portfolio Subaccount only if you had Accumulation Units in that Closed Subaccount as of November 30, 2004. Each of these investment options will become unavailable to you once you no longer have money in that Closed Subaccount. Interests in the Closed Subaccounts described in this Supplemental Prospectus are securities registered with the Securities and Exchange Commission. The Owner bears the risk of investment gain or loss on amounts allocated to these Closed Subaccounts or any other Subaccounts.
Substitutions of Portolios
As described in the Contract Prospectus, we may substitute a new Portfolio or similar investment option for any Portfolio in which a Subaccount invests. We would make a substitution to ensure the underlying Portfolio continues to be a suitable investment, consistent with the protection of investors. A substitution may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in a Portfolio’s investment objectives or restrictions, a change in the availability of the Portfolio for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from Contract Owners.

4

APPENDIX A: CONDENSED FINANCIAL INFORMATION
Appendix A to this Supplemental Prospectus provides year-end Accumulation Unit Information for the Commodore Helmsman® and Commodore the Majesty® variable annuities with respect to each Closed Subaccount from the end of the year of inception through December 31, 2006. It should be read in conjunction with the Separate Account financial statements, including the notes to those statements. The beginning Accumulation Unit Value for each Closed Subaccount shown was 10.00000 as of August 1, 2002 (the effective date of the Closed Subaccounts).
The Commodore Helmsman® (Current Contract)
TO BE PROVIDED IN POST-EFFECTIVE AMENDMENT FILING
The Commodore Helmsman® (Contract with Death Benefit Rider No Longer Available*)
* See The Commodore Helmsman® Supplemental Prospectus dated May 1, 2007 regarding the Cancelled Death Benefit Rider for more information.
TO BE PROVIDED IN POST-EFFECTIVE AMENDMENT FILING
The Commodore Majesty® (Current Contract)
TO BE PROVIDED IN POST-EFFECTIVE AMENDMENT FILING
The Commodore Majesty® (Contract with Death Benefit Rider No Longer Available*)
* See The Commodore Majesty® Supplemental Prospectus dated May 1, 2007 regarding the Cancelled Death Benefit Rider for more information.
TO BE PROVIDED IN POST-EFFECTIVE AMENDMENT FILING

5

APPENDIX B: PORTFOLIOS

Portfolio / Adviser	Investment Objective / Strategy

Janus Aspen Series
Janus Aspen Series Worldwide Growth Portfolio – Service Shares Advisor — Janus Capital Management LLC	This diversified portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks of companies of any size located throughout the world. The portfolio may have significant exposure to emerging markets.

Old Mutual Insurance Series Fund (formerly PBHG Insurance Series Fund)

Old Mutual Large Cap Growth Portfolio Adviser — Old Mutual Capital, Inc.	The Portfolio seeks to provide investors with long-term growth of capital. Under normal market conditions, the Portfolio invests at least 80% of its assets in growth securities, such as common stocks of large capitalization companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 1000® Growth Index at the time of the Portfolio’s investment. The growth securities in the Portfolio are primarily common stocks that the Adviser believes have above average growth rates and company quality defined by profitable business models, good cash flow characteristics, transparent financial stability and good management.

Old Mutual Mid-Cap Portfolio Adviser — Old Mutual Capital, Inc.	The Portfolio seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk. Under normal market conditions, the Portfolio invests at least 80% of its assets in equity securities, such as common stocks, issued by companies with market capitalization within the range of the S & P MidCap 400 Index at the time of the Portfolio’s investment. The equity securities in the Portfolio are primarily common stocks that the Adviser believes have sustainable long-term growth prospects but are currently trading at modest valuations given certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. The Portfolio generally has a lower price-to-earnings ratio than the average company in the S&P MidCap 400 Index and its sector weightings are generally within 10% of the Index’s sector weightings.

Old Mutual Select Value Portfolio Adviser — Old Mutual Capital, Inc.	The Portfolio seeks to provide investors long-term growth of capital and income. Current income is a secondary objective. Under normal market conditions, the Portfolio invests at least 65% of its assets in value securities, such as common stocks, of no more than 30 companies with large market capitalizations. These companies generally have market capitalizations similar to the companies in the S&P 500 Index at the time of the Portfolio’s investment. The securities in the Portfolio are primarily common stocks that the Adviser believes are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. The Adviser expects to focus on those value securities whose market capitalizations are over $10 billion at the time of purchase.

6

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT C
THE COMMODORE HELMSMAN ®
AND THE COMMODORE MAJESTY ®
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES
Supplemental Prospectus dated May 1, 2007
Annuity Investors Life Insurance Company® (“the Company,” “we,” “our” and “us”) is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus (“Contract Prospectus”) dated May 1, 2007, for either The Commodore Helmsman® or The Commodore Majesty® Variable Annuity (the “Contract”). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.
THIS SUPPLEMENTAL PROSPECTUS PROVIDES INFORMATION YOU SHOULD KNOW REGARDING THE FOLLOWING FIXED ACCOUNT OPTION: THREE-YEAR GUARANTEED INTEREST RATE OPTION. AS OF MAY 1, 2007, FOR CONTRACTS WITH A GUARANTEED INTEREST RATE OF THREE PERCENT, YOU WILL NOT BE ABLE TO ALLOCATE PURCHASE PAYMENTS OR TRANSFER AMOUNTS TO THE THREE-YEAR GUARANTEED INTEREST RATE OPTION. FOR CONTRACTS WITH A GUARANTEED INTEREST RATE OF LESS THAN THREE PERCENT, YOU WILL BE ABLE TO ALLOCATE PURCHASE PAYMENTS OR TRANSFER AMOUNTS TO THE THREE-YEAR GUARANTEED INTEREST RATE OPTION. UNLESS THE CONTEXT REQUIRES OTHERWISE, ALL PROVISIONS OF THE CONTRACT PROSPECTUS ARE APPLICABLE TO THE THREE-YEAR GUARANTEED INTEREST RATE OPTION DESCRIBED IN THIS SUPPLEMENTAL PROSPECTUS.
The Statement of Additional Information (“SAI”) dated May 1, 2007, contains more information about the Separate Account and the Contracts. We filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call us at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC’s website: http:\\www.sec.gov. The registration number for The Commodore Helmsman® is 333-88300; and The Commodore Majesty® is 333-88302.
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

These securities may be sold by a bank or credit union, but are not financial institution products.
▪	The Contracts are not FDIC or NCUSIF insured

▪	The Contracts are obligations of the Company and not of the bank or credit union

▪	The bank or credit union does not guarantee the Company’s obligations under the Contracts

▪	The Contracts involve investment risk and may lose value

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT C
THE COMMODORE MAJESTY® AND THE COMMODORE HELMSMAN®
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES
STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2007
This Statement of Additional Information supplements the current prospectuses for either The Commodore Majesty ® or The Commodore Helmsman ® Variable Annuity Contracts (collectively, the “Contracts”) offered by Annuity Investors Life Insurance Company ® through Annuity Investors ® Variable Account C (“Separate Account”). This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in the current prospectuses for the Contracts are incorporated in this Statement of Additional Information and have the same meaning as in the prospectuses.
A copy of either of the prospectuses dated May 1, 2007, as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company, Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call us at 1-800-789-6771, or visit us at our website www.annuityinvestors.com to request a copy.

2

ANNUITY INVESTORS LIFE INSURANCE COMPANY
General Information and History
Annuity Investors Life Insurance® Company (the “Company,” “we,” “us,” or “our”) is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. We are principally engaged in the sale of fixed and variable annuity policies.
We are a wholly owned subsidiary of Great American Life Insurance Company®, which is a wholly owned subsidiary of Great American Financial Resources®, Inc., a publicly traded insurance holding company (“GAFRI”) (NYSE: GFR). GAFRI is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).
State Regulations
We are subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, or to meet the requirements for inclusion as an investment option in certain retirement programs, the Contracts will be modified accordingly.

SERVICES
Safekeeping of Separate Account Assets
We hold title to assets of the Separate Account. The Separate Account assets are segregated from our general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts. We hold title to assets invested in the Fixed Account options together with our other general account assets.
Records and Reports
We will maintain all records and accounts relating to the Fixed Account options and the Separate Account. As presently required by the provisions of the Investment Company Act of 1940, as amended (“1940 Act”), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract semiannually either at the owner’s last known address or, if requested by the owner, electronically.
Experts
The financial statements of the Separate Account at December 31, 2006 and for the periods then ended, and of the Company at December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, appearing in this Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 1900 Scripps Center, 312 Walnut Street, Cincinnati, Ohio 45202.

3

DISTRIBUTION OF THE CONTRACTS
The offering of the Contracts is expected to be continuous. Although the we do not anticipate discontinuing the offering of the Contracts, we reserve the right to discontinue offering any one or more of the Contracts.
The approximate commissions received and retained by Great American Advisors®, Inc. (“GAA”) for sale of the Contracts for the period from August 1, 2002 (inception date of Separate Account) to December 31, 2003 and for each of the last two fiscal years are as follows:
TO BE PROVIDED IN POST-EFFECTIVE AMENDMENT FILING

Contract and	Year End		Year End		Year Ended
Registration No.	12/31/2006		12/31/2005		12/31/2004
	Received	Retained	Received	Retained	Received	Retained
The Commodore Helmsman® 333-88300			$649,190	$45,270	$661,576	$32,466
The Commodore Majesty® 333-88302			$122,730	$14,006	$90,191	$12,048

CALCULATION OF PERFORMANCE INFORMATION
Money Market Subaccount Standardized Yield Calculation
In accordance with rules and regulations adopted by the Securities and Exchange Commission, we compute the Money Market Subaccount’s current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio, or on its portfolio securities. This current annualized yield is calculated according to the following formula:
YIELD = (BASE PERIOD RETURN/7)*365
     Where:

BASE PERIOD RETURN =	The percentage (or net) change in the Accumulation Unit Value for the Money Market Subaccount (“AUV”) over a 7-day period determined as follows:
AUV at end of 7-day period — AUV at beginning of 7-day period
AUV at beginning of 7-day period
Because the Net Asset Value of the Money Market Portfolio rarely deviates from 1.000000 per unit, the change in the Accumulation Unit Value for the Money Market Subaccount (numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7-day period less mortality and expense risk charges deducted from the Subaccount over the 7-day period. Because of the deductions for mortality and expense risk charges, the yield for the

4

Money Market Subaccount of the Separate Account will be lower than the yield for the Money Market Portfolio or any comparable substitute-funding vehicle.
The Securities and Exchange Commission also permits us to disclose the effective yield of the Money Market Subaccount for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:
EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] - 1
The yields and effective yields for the Money Market Subaccount for the 7-day period ended December 31, 2006, are as follows:
TO BE PROVIDED IN POST-EFFECTIVE AMENDMENT FILING

Contract and	Total Separate
Registration No.	Account Charges	Yield	Effective Yield
The Commodore Helmsman® 333-88300

The Commodore Majesty ® 333-88302
The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. The Money Market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the Money Market Portfolio or substitute funding vehicle, and operating expenses. You may obtain current 7-day yield information for the Money Market Subaccount by calling our Administrative Office toll free at 1-800-789-6771.
In addition, the yield figures do not reflect the effect of any taxes, Contingent Deferred Sales Charges or contract maintenance fees that may be applicable on surrender under any Contract.
Average Annual Total Return Calculation
We may from time to time disclose average annual total returns for one or more of the Subaccounts for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one-, five- and ten-year periods (or for such period of time as the underlying Subaccount has been available in the Separate Account) that would increase the initial amount invested to the ending redeemable value, according to the following formula:
P (1+T)n = ERV
Where:

P	=	a hypothetical initial payment of $1,000

T	=	average annual total return

n	=	number of years

ERV	=	ending redeemable value, at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

5

Average annual total return may be presented in either standardized or non-standardized form. Average annual total return data may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Subaccount commenced operations. The SEC considers hypothetical performance to be non-standardized. The ERV for standardized data reflects the deduction of all recurring fees, such as contract maintenance fees, contingent deferred sales charges, administration charges and mortality and expense risk charges, which are charged to all Contracts of that type. The ERV for non-standardized data reflects the deduction of mortality and expense risk charges and administration charges, but not contract maintenance fees or contingent deferred sales charges. Non-standardized performance data will be advertised only if the requisite standardized performance data is also disclosed.
Cumulative Total Return Calculation
We may from time to time disclose cumulative total return for various periods of time. Cumulative total return reflects the performance of a Subaccount over the entire period presented. Cumulative total return may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Subaccount commenced operations. Cumulative total return is calculated using the following formula:
CTR = (ERV/P) - 1
Where:

CTR	=	the cumulative total return net of Subaccount recurring charges, other than the contract maintenance fee, for the period

ERV	=	ending redeemable value at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

P	=	a hypothetical initial payment of $1,000
Although cumulative total return can be presented in either standardized or non-standardized form, we currently advertise only non-standardized cumulative total return, which assumes a contingent deferred sales charge of 0%, and no contract maintenance fee. The contingent deferred sales charge is not reflected because the Contracts are designed as a long-term investment. If reflected, the contingent deferred sales charge would decrease the return shown. Non-standardized cumulative total return can only be advertised if standardized average annual total return is also disclosed.
Because the Separate Account will not commence operations until the effective date of this Registration Statement, no standardized performance data is available at the time of this filing. No non-standardized performance data will be presented until the requisite standardized performance data is available.
TO BE PROVIDED IN POST-EFFECTIVE AMENDMENT FILING

6

Standardized Average Annual Total Return Data
(Data reflects deduction of all recurring charges including contingent deferred sales charges and contract (or certificate) maintenance fees.

The Commodore Majesty®
S.E.C. File No.
333-88302
	Contracts with		Contracts with all
	No Endorsements		Endorsements
	(Lowest Possible		(Highest Possible
	Charges)[1]		Charges)[2]
		From		From
		Inception		Inception
All Periods ending 12/31/2006	1 Year	Date[3]	1 Year	Date[3]
AIM V.I. Capital Development Fund-Series II
AIM V.I. Core Equity Fund-Series I Shares
AIM V.I. Financial Services Fund-Series I Shares
AIM V.I. Government Securities Fund-Series II Shares
AIM V.I. Global Health Care Fund-Series I Shares
AIM V.I. Mid Cap Core Equity Fund-Series II
AIM V.I. Small Cap Equity Fund-Series II Shares[4]
AIM V.I. Small Company Growth Fund-Series I Shares (will be renamed AIM V.I. Small Cap Growth Fund July 3, 2006)
AIM V.I. Utilities Fund-Series II Shares
American Century VP Large Company Value Fund-Class II Shares[4]
American Century VP Mid Cap Value Fund-Class II Shares[4]
American Century VP Ultra® Fund-Class II Shares[4]
American Century VP VistaSM Fund -Class I Shares[4]
Dreyfus IP Technology Growth Portfolio-Initial Shares[4]
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares
Dreyfus Stock Index Fund, Inc.-Service Shares
Dreyfus VIF -Appreciation Portfolio-Service Shares
Dreyfus VIF -Money Market
Janus Aspen Series Balanced Portfolio-Service Shares
Janus Aspen Series International Growth Portfolio-Services Shares[4]
Janus Aspen Series Large Cap Growth Portfolio-Service Shares
Janus Aspen Series Mid Cap Growth Portfolio-Services Shares
Janus Aspen Series INTECH Risk-Managed Core Portfolio-Service Shares[4]
Janus Aspen Series Worldwide Growth Portfolio-Service Shares
Neuberger Berman AMT Fasciano Portfolio-Class S
Neuberger Berman AMT Guardian Portfolio-Class S
Oppenheimer Balanced Fund/VA-Service Shares
Oppenheimer Capital Appreciation Fund/VA-Service Shares
Oppenheimer Global Securities Fund/VA-Service Shares
Oppenheimer Main Street Fund®/VA-Service Shares
Oppenheimer Main Street Small Cap VA-Service Shares
Old Mutual Large Cap Growth (formerly Liberty Ridge Large Cap Growth) Portfolio
Old Mutual Mid-Cap (formerly Liberty Ridge Mid-Cap) Portfolio
Old Mutual Select Value (formerly Liberty Ridge Select Value) Portfolio
Old Mutual Columbus Circle Technology & Communications (formerly Liberty Ridge Technology & Communications) Portfolio
PIMCO VIT High Yield Portfolio-Administrative Class
PIMCO VIT Real Return Portfolio-Administrative Class
PIMCO VIT Total Return Portfolio-Administrative Class
Rydex VT Sector Rotation Fund
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I
Van Kampen UIF U.S. Real Estate Portfolio-Class I
Van Kampen UIF Value Portfolio-Class I
Wells Fargo Advantage Discovery Fund
Wells Fargo Advantage Opportunity Fund

7

1/	Annual mortality and expense risk charge of 1.50% and annual administrative charge of 0.15% of daily net asset value.

2/	Annual mortality and expense risk charge of 2.45% and annual administrative charges of 0.15% of daily net asset value.

3/	From Separate Account Commencement date (8/01/02) to 12/03/06 unless otherwise noted.

4/	From inception date of the Subaccount (12/01/04) to 12/31/06.

8

Standardized Average Annual Total Return Data
(Data reflects deduction of all recurring charges including contingent deferred sales charges and contract (or certificate) maintenance fees — data is the same for all Standard Contracts)

The Commodore Helmsman®
S.E.C. File No.
333-88300
	Contracts		Contracts
	No Endorsements		Endorsements
	(Lowest Possible		(Highest Possible
	Charges)[1]		Charges)[2]
		From		From
		Inception		Inception
All Periods ending 12/31/2006	1 Year	Date[3]	1 Year	Date[3]
AIM V.I. Capital Development Fund-Series II
AIM V.I. Core Equity Fund-Series I Shares
AIM V.I. Financial Services Fund-Series I Shares
AIM V.I. Government Securities Fund-Series II Shares
AIM V.I. Global Health Care Fund-Series I Shares
AIM V.I. Mid Cap Core Equity Fund-Series II
AIM V.I. Small Cap Equity Fund-Series II Shares[4]
AIM V.I. Small Company Growth Fund-Series I Shares (will be renamed AIM V.I. Small Cap Growth Fund July 3, 2006)
AIM V.I. Utilities Fund-Series II Shares
American Century VP Large Company Value Fund-Class II Shares[4]
American Century VP Mid Cap Value Fund-Class II Shares[4]
American Century VP Ultra® Fund-Class II Shares[4]
American Century VP VistaSM Fund -Class I Shares[4]
Dreyfus IP Technology Growth Portfolio-Initial Shares[4]
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares
Dreyfus Stock Index Fund, Inc.-Service Shares
Dreyfus VIF -Appreciation Portfolio-Service Shares
Dreyfus VIF -Money Market
Janus Aspen Series International Growth Portfolio-Services Shares[4]
Janus Aspen Series Large Cap Growth Portfolio-Service Shares
Janus Aspen Series Mid Cap Growth Portfolio-Services Shares
Janus Aspen Series INTECH Risk-Managed Core Portfolio-Service Shares[4]
Janus Aspen Series Worldwide Growth Portfolio-Service Shares
Neuberger Berman AMT Fasciano Portfolio-Class S
Neuberger Berman AMT Guardian Portfolio-Class S
Oppenheimer Balanced Fund/VA-Service Shares
Oppenheimer Capital Appreciation Fund/VA-Service Shares
Oppenheimer Global Securities Fund/VA-Service Shares
Oppenheimer Main Street Fund®/VA-Service Shares
Oppenheimer Main Street Small Cap VA-Service Shares
Old Mutual Large Cap Growth (formerly Liberty Ridge Large Cap Growth) Portfolio
Old Mutual Mid-Cap (formerly Liberty Ridge Mid-Cap) Portfolio
Old Mutual Select Value (formerly Liberty Ridge Select Value) Portfolio
Old Mutual Columbus Circle Technology & Communications (formerly Liberty Ridge Technology & Communications) Portfolio
PIMCO VIT High Yield Portfolio-Administrative Class
PIMCO VIT Real Return Portfolio-Administrative Class
PIMCO VIT Total Return Portfolio-Administrative Class
Rydex VT Sector Rotation Fund
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I
Van Kampen UIF U.S. Real Estate Portfolio-Class I
Van Kampen UIF Value Portfolio-Class I
Wells Fargo Advantage Discovery Fund
Wells Fargo Advantage Opportunity Fund

1/	Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/	Annual mortality and expense risk charge of 2.10% and annual administrative charges of 0.15% of daily net asset value.

3/	From Separate Account commencement date (8/01/02) to 12/03/06 unless otherwise noted.

4/	From inception date of the Subaccount (12/01/04) to 12/31/06.

9

Non Standardized Average Annual Total Return Data
(Data reflects deduction of mortality and expense risk charges, but not contingent deferred sales charges or contract (or certificate) maintenance fees — data is the same for all Standard Contracts)

The Commodore Majesty®
S.E.C. File No.
333-88302
	Contracts		Contracts
	No Endorsements		Endorsements
	(Lowest Possible		(Highest Possible
	Charges)[1]		Charges)[2]
		From		From
		Inception		Inception
All Periods ending 12/31/2006	1 Year	Date[3]	1 Year	Date[3]
AIM V.I. Capital Development Fund-Series II
AIM V.I. Core Equity Fund-Series I Shares
AIM V.I. Financial Services Fund-Series I Shares
AIM V.I. Government Securities Fund-Series II Shares
AIM V.I. Global Health Care Fund-Series I Shares
AIM V.I. Mid Cap Core Equity Fund-Series II
AIM V.I. Small Cap Equity Fund-Series II Shares[4]
AIM V.I. Small Company Growth Fund-Series I Shares (will be renamed AIM V.I. Small Cap Growth Fund July 3, 2006)
AIM V.I. Utilities Fund-Series II Shares
American Century VP Large Company Value Fund-Class II Shares[4]
American Century VP Mid Cap Value Fund-Class II Shares[4]
American Century VP Ultra® Fund-Class II Shares[4]
American Century VP VistaSM Fund -Class I Shares[4]
Dreyfus IP Technology Growth Portfolio-Initial Shares[4]
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares
Dreyfus Stock Index Fund, Inc.-Service Shares
Dreyfus VIF -Appreciation Portfolio-Service Shares
Dreyfus VIF -Money Market
Janus Aspen Series International Growth Portfolio-Services Shares[4]
Janus Aspen Series Large Cap Growth Portfolio-Service Shares
Janus Aspen Series Mid Cap Growth Portfolio-Services Shares
Janus Aspen Series INTECH Risk-Managed Core Portfolio-Service Shares[4]
Janus Aspen Series Worldwide Growth Portfolio-Service Shares
Neuberger Berman AMT Fasciano Portfolio-Class S
Neuberger Berman AMT Guardian Portfolio-Class S
Oppenheimer Balanced Fund/VA-Service Shares
Oppenheimer Capital Appreciation Fund/VA-Service Shares
Oppenheimer Global Securities Fund/VA-Service Shares
Oppenheimer Main Street Fund®/VA-Service Shares
Oppenheimer Main Street Small Cap VA-Service Shares
Old Mutual Large Cap Growth (formerly Liberty Ridge Large Cap Growth) Portfolio
Old Mutual Mid-Cap (formerly Liberty Ridge Mid-Cap) Portfolio
Old Mutual Select Value (formerly Liberty Ridge Select Value) Portfolio
Old Mutual Columbus Circle Technology & Communications (formerly Liberty Ridge Technology & Communications) Portfolio
PIMCO VIT High Yield Portfolio-Administrative Class
PIMCO VIT Real Return Portfolio-Administrative Class
PIMCO VIT Total Return Portfolio-Administrative Class
Rydex VT Sector Rotation Fund
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I
Van Kampen UIF U.S. Real Estate Portfolio-Class I
Van Kampen UIF Value Portfolio-Class I
Wells Fargo Advantage Discovery Fund
Wells Fargo Advantage Opportunity Fund

10

1/	Annual mortality and expense risk charge of 1.50% and annual administrative charge of 0.15% of daily net asset value.

2/	Annual mortality and expense risk charge of 2.45% and annual administrative charges of 0.15% of daily net asset value.

3/	From Separate Account commencement date (8/01/02) to 12/03/06 unless otherwise noted.

4/	From inception date of the Subaccount (12/01/04) to 12/31/06.

11

Non Standardized
Average Annual Total Return Data
(Data reflects deduction of all mortality and expense risk charges, but not contingent deferred sales charges and contract (or certificate) maintenance fees — data is the same for all Standard Contracts)

The Commodore Helmsman®
S.E.C. File No.
333-88300
	Contracts		Contracts
	No Endorsements		Endorsements
	(Lowest Possible		(Highest Possible
	Charges)[1]		Charges)[2]
		From		From
		Inception		Inception
All Periods ending 12/31/2006	1 Year	Date[3]	1 Year	Date[3]
AIM V.I. Capital Development Fund-Series II
AIM V.I. Core Equity Fund-Series I Shares
AIM V.I. Financial Services Fund-Series I Shares
AIM V.I. Government Securities Fund-Series II Shares
AIM V.I. Global Health Care Fund-Series I Shares
AIM V.I. Mid Cap Core Equity Fund-Series II
AIM V.I. Small Cap Equity Fund-Series II Shares[4]
AIM V.I. Small Company Growth Fund-Series I Shares (will be renamed AIM V.I. Small Cap Growth Fund July 3, 2006)
AIM V.I. Utilities Fund-Series II Shares
American Century VP Large Company Value Fund-Class II Shares[4]
American Century VP Mid Cap Value Fund-Class II Shares[4]
American Century VP Ultra® Fund-Class II Shares[4]
American Century VP VistaSM Fund -Class I Shares[4]
Dreyfus IP Technology Growth Portfolio-Initial Shares[4]
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares
Dreyfus Stock Index Fund, Inc.-Service Shares
Dreyfus VIF -Appreciation Portfolio-Service Shares
Dreyfus VIF -Money Market
Janus Aspen Series International Growth Portfolio-Services Shares[4]
Janus Aspen Series Large Cap Growth Portfolio-Service Shares
Janus Aspen Series Mid Cap Growth Portfolio-Services Shares
Janus Aspen Series INTECH Risk-Managed Core Portfolio-Service Shares[4]
Janus Aspen Series Worldwide Growth Portfolio-Service Shares
Neuberger Berman AMT Fasciano Portfolio-Class S
Neuberger Berman AMT Guardian Portfolio-Class S
Oppenheimer Balanced Fund/VA-Service Shares
Oppenheimer Capital Appreciation Fund/VA-Service Shares
Oppenheimer Global Securities Fund/VA-Service Shares
Oppenheimer Main Street Fund®/VA-Service Shares
Oppenheimer Main Street Small Cap VA-Service Shares
Old Mutual Large Cap Growth (formerly Liberty Ridge Large Cap Growth) Portfolio
Old Mutual Mid-Cap (formerly Liberty Ridge Mid-Cap) Portfolio
Old Mutual Select Value (formerly Liberty Ridge Select Value) Portfolio
Old Mutual Columbus Circle Technology & Communications (formerly Liberty Ridge Technology & Communications) Portfolio
PIMCO VIT High Yield Portfolio-Administrative Class
PIMCO VIT Real Return Portfolio-Administrative Class
PIMCO VIT Total Return Portfolio-Administrative Class
Rydex VT Sector Rotation Fund
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I
Van Kampen UIF U.S. Real Estate Portfolio-Class I
Van Kampen UIF Value Portfolio-Class I
Wells Fargo Advantage Discovery Fund
Wells Fargo Advantage Opportunity Fund

1/	Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/	Annual mortality and expense risk charge of 2.10% and annual administrative charges of 0.15% of daily net asset value.

3/	From Separate Account commencement date (8/01/02) to 12/03/06 unless otherwise noted.

4/	From inception date of the Subaccount (12/01/04) to 12/31/06.

12

Other Performance Measures
Any of the Contracts may be compared in advertising materials to certificates of deposit (“CDs”) or other investments issued by banks or other depository institutions. Variable annuities differ from bank investments in several respects. For example, variable annuities may offer higher potential returns than CDs. However, unless you have elected to invest in only the fixed account options, we do not guarantee your return. Also, none of your investments under the Contract, whether allocated to the fixed account options or to a Subaccount, are FDIC-insured.
Advertising materials for any of the Contracts may, from time to time, address retirement needs and investing for retirement, the usefulness of a tax-qualified retirement plan, saving for college, or other investment goals. Advertising materials for any of the Contracts may discuss, generally, the advantages of investing in a variable annuity and the Contracts’ particular features and their desirability and may compare Contract features with those of other issuers. Advertising materials may also include a discussion of the balancing of risk and return in connection with the selection of investment options under the Contracts and investment alternatives generally, as well as a discussion of the risks and attributes associated with the investment options under the Contracts. A description of the tax advantages associated with the Contracts, including the effects of tax-deferral under a variable annuity, or under a retirement plan generally, may be included as well. Advertising materials for any of the Contracts may quote or reprint financial or business publications and periodicals, including model portfolios or allocations as they relate to current economic and political conditions, management and composition of the underlying Portfolios, investment philosophy, investment techniques, and desirability of owning the Contract and other products and services offered by us or GAA.
We or GAA may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include: information about current economic, market and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and alternative investment strategies and plans.
Ibbotson Associates of Chicago, Illinois (“Ibbotson”), provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on Consumer Price Index), and combinations of various capital markets based on the returns of different indices.
Advertising materials for any of the Contracts may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risk associated with the security types in any capital market may or may not correspond directly to those of the Subaccounts and the Portfolios. Advertising materials may also compare performance to that of other compilations or indices that may be developed and made available in the future.
In addition, advertising materials may quote various measures of volatility and benchmark correlation for the Subaccounts and the respective Portfolios and compare these volatility measures and correlation with those of other separate accounts and their underlying funds. Measures of volatility seek to compare a Subaccount’s, or its underlying Portfolio’s, historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

13

BENEFIT UNITS — TRANSFER FORMULAS
Transfers of a Contract owner’s Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas:
     The number of Benefit Units to be transferred from a given Subaccount is BU1 (trans).
     The number of the Contract Owner’s Benefit Units remaining in such Subaccount (after the transfer)
= UNIT1 — BU1 (trans)
The number of Benefit Units transferred to the new Subaccount is BU2 (trans).
BU2 (trans) = BU1 (trans) * BUV1/BUV2.
The number of the Contract Owner’s Benefit Units in the new Subaccount (after the transfer)
= UNIT2 + BU2 (trans).
Subsequent variable dollar benefit payments will be based on the number of the Contract Owner’s Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment’s due date.
Where:
BU1 (trans) is the number of the Contract Owner’s Benefit Units transferred from a given Subaccount.
BU2 (trans) is the number of the Contract Owner’s Benefit Units transferred into the new Subaccount.
BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.
BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.
UNIT1 is the number of the Contract owner’s Benefit Units in the Subaccount from which the transfer is being made, before the transfer.
UNIT2 is the number of the Contract owner’s Benefit Units in the Subaccount to which the transfer is being made, before the transfer.

FEDERAL TAX MATTERS
The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. This discussion is general and is not intended as tax advice. Federal income tax laws or the interpretation of those laws by the Internal Revenue Service may change at any time.
Taxation of Separate Account Income
We are taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (“IRC”). Since the Separate Account is not a separate entity from us , and since its operations form a part of our operation, the Separate Account will not be taxed separately as a “Regulated Investment Company” under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, we believe that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.

14

Accordingly, we do not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, we do not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in our being taxed on income or gains attributable to the Separate Account, then we may impose a charge against the Separate Account (with respect to some or all Contracts) to reflect such taxes.
In certain circumstances, owners of individual variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner’s gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.
In Revenue Ruling 2003-91, the Internal Revenue Service provided guidance on the subject of investor control. This Revenue Ruling describes a safe harbor under which the owners of variable annuity contracts will not be considered the owners of the assets of the separate accounts used to support the contracts. The analysis section of the ruling states in part:
[The Contract owner] may not select or direct a particular investment to be made by either the Separate Account or the Sub-accounts. Holder may not sell, purchase, or exchange assets held in the Separate Account or the Sub-accounts. All investment decisions concerning the Separate Account or the Sub-accounts are made by [the Insurance Company] or [the Sub-account Investment] Advisor in their sole and absolute discretion.
The investment strategies of the Sub-accounts currently available are sufficiently broad to prevent the [Contract owner] from making particular investment decisions through investment in a Sub-account. Only [the Insurance Company] may add or substitute Sub-accounts or investment strategies in the future. No arrangement, plan, contract, or agreement exists between [the Contract owner] and [the Insurance Company] or between [the Contract owner] and [the Sub-Account Investment] Advisor regarding the specific investments or investment objective of the Sub-accounts. In addition, [the Contract owner] may not communicate directly or indirectly with [the Sub-account Investment] Advisor or with any of [the Insurance Company’s] investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by Separate Account or in a Sub-account.
Investment in the Sub-accounts is available solely through the purchase of a Contract, thus, Sub-accounts are not publicly available. The ability to allocate premiums and transfer funds among Sub-accounts alone does not indicate that [the Contract owner] has control over either Separate Account or Sub-account assets sufficient to be treated as the owner of those assets for federal income tax purposes.
The ownership rights under the Contracts are intended to be within this safe harbor rule and are similar to, but different in certain respects from, those described by the Internal Revenue Service in other rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more Subaccount options than what was contemplated in the rulings. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, we do not know what additional standards may be set forth, if any, in future regulations or rulings that the Treasury Department might issue. We therefore reserve the right to modify the Contracts as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.
Tax Deferral on Non-tax qualified Contracts
Section 817(h) of the Code requires that with respect to non-tax qualified Contracts, the investments of the Portfolios be “adequately diversified” in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Portfolios’ assets may be invested. Failure of a Portfolio to meet the diversification requirements would result in loss of tax deferred status to owners of non-tax qualified Contracts.

15

FINANCIAL STATEMENTS
The audited financial statements of the Separate Account at December 31, 2006 and for the years ended December 31, 2006 and 2005, and the Company’s audited financial statements at December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, are included herein. Our financial statements included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

16

FINANCIAL STATEMENTS
TO BE PROVIDED IN POST-EFFECTIVE AMENDMENT FILING

17

PART C	Helmsman (02/07)
Other Information
Information in Part C will be updated by post-effective amendment.

Note:	This Part C contains information related to The Commodore Helmsman Variable Contract (File No. 333-88300), and Annuity Investors Variable Account C.
Item 24 Financial Statements and Exhibits
(a)	Financial Statements
     All required Financial Statements are included in Part A or B of this Registration Statement.
(b)	Exhibits
(1)	Resolution of the Board of Directors of Annuity Investors Life Insurance Company® authorizing establishment of Annuity Investors® Variable Account C. 6/

(2)	Not Applicable.

(3)	(a) Distribution Agreement between Annuity Investors Life Insurance Company® and Great American Advisors®, Inc. 6/
(b) Form of Selling Agreement between Annuity Investors Life Insurance Company®, Great American Advisors®, Inc. and another Broker-Dealer. 6/.
(4)	Individual and Group Contract Forms, Endorsements and Riders.
(a) Form of Qualified Individual Flexible Premium Deferred Variable Annuity Contract. 6/
(b) Form of Non-Qualified Individual Flexible Premium Deferred Variable Annuity Contract. 6/
(c) Form of Guaranteed Minimum Income Benefit Endorsement to Non-Qualified Individual Contract. 6/
(d) Form of Guaranteed Minimum Income Benefit Endorsement to Qualified Individual Contract. 6/
(e) Form of Enhanced Death Benefit Rider to Individual Contract. 6/
(f) Form of Earnings Enhancement Benefit Rider to Individual Contract. 6/
(g) Form of Loan Endorsement to Individual Contract. 6/
(h) Form of Tax Sheltered Annuity Endorsement to Individual Contract. 6/

1

(i) Form of Qualified Pension Profit Sharing and Annuity Plan Endorsement to Individual Contract. 6/
(j) Form of Employer Plan Endorsement to Individual Contract. 6/
(k) Form of Individual Retirement Annuity Endorsement to Individual Contract. 6/
(l) Form of Texas Optional Retirement Program Endorsement to Individual Contract. 6/
(m) Form of Long-Term Care Waiver Rider to Individual Contract. 6/
(n) Form of SIMPLE IRA Endorsement to Individual Contract. 6/
(o) Form of Roth IRA Endorsement to Qualified Individual Contract. 6/
(p) Form of Governmental Section 457 Plan Endorsement to Qualified Individual Contract. 6/
(q) Form of Unisex Endorsement to Non-Qualified Individual Contract. 6/
(r) Form of Unisex Endorsement to Qualified Individual Contract. 6/
(s) Revised Form of Qualified Individual Flexible Premium Deferred Variable Annuity. 9/
(t) Revised Form of Non-Qualified Individual Flexible Premium Deferred Variable Annuity. 9/
(u) Form of Loan Restriction Endorsement to Individual Contract. 13/
(v) Form of Guaranteed Lifetime Withdrawal Benefit Rider. 16/
(w) Form of Guaranteed Minimum Withdrawal Benefit Rider. 16/
(5)	Applications.
(a) Form of Application for Individual Flexible Premium Deferred Annuity Contract — Order Ticket used in lieu thereof .6/
(6)	(a) Articles of Incorporation of Annuity Investors Life Insurance Company®. 2/
(b)	Amendment to Articles of Incorporation adopted April 9, 1996 and approved by Secretary of State of Ohio on July 11, 1996. 3/

(c)	Amendment to Articles of Incorporation adopted August 9, 1996 and approved by Secretary of State of Ohio on December 3, 1996. 3/

(d)	Code of Regulations of Annuity Investors Life Insurance Company®. 5/

(7)	Not Applicable.

(8)	Other Material Contracts.
(a)	Service Agreement between Annuity Investors Life Insurance Company and American Annuity Group, Inc. (n/k/a Great American Financial Resources, Inc.) 3/

(b)	Agreement between AAG Securities Inc. (n/k/a Great American Advisors®, Inc. and AAG Insurance Agency, Inc.)3/

(c)	Investment Services Agreement between Annuity Investors Life Insurance Company® and American Annuity Group, Inc. (n/k/a Great American Financial Resources, Inc.) 3/

(d)	Participation Agreement dated April 4, 2001, among Annuity Investors Life Insurance Company®, AIM Advisors, Inc., and AIM Variable Insurance Funds. 6/

(e)	Amendment effective July 1, 2002, to Participation Agreement dated April 4, 2001, among Annuity Investors Life Insurance Company®, AIM Advisors, Inc., and AIM Variable Insurance Funds. 6/

(f)	Administrative Services Agreement dated April 4, 2001, between Annuity Investors Life Insurance Company® and AIM Advisors, Inc. 6/

(g)	Agreement with Respect to Trademarks and Fund Names dated April 4, 2001, between Annuity Investors Life Insurance Company®, Great American Advisors, Inc., AIM Management Group, Inc. and AIM Variable Insurance Funds. 6/

(h)	Distribution Services Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company and AIM Distributors. 6/

(i)	Letter Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company® and Dreyfus Service Corporation. 6/

(j)	Amended and Restated Letter Agreement dated April 24th, 1997 by and among The Dreyfus Corporation and Annuity Investors Life Insurance Company®. 3/

(k)	Amendment dated July 1, 2002, to the Amended and Restated Letter Agreement dated April 24th, 1997 by and among The Dreyfus Corporation and Annuity Investors Life Insurance Company®. 6/

(l)	Fund Participation Agreement dated November 21, 1995 among ANNUITY INVESTORS LIFE INSURANCE COMPANY® And DREYFUS LIFE AND

ANNUITY INDEX FUND, INC. (d/b/a DREYFUS STOCK INDEX FUND). 3/

(m)	Amendment dated July 1, 2002, to Fund Participation Agreement dated November 21, 1995 among ANNUITY INVESTORS LIFE INSURANCE COMPANY® and DREYFUS LIFE AND ANNUITY INDEX FUND, INC. (d/b/a DREYFUS STOCK INDEX FUND). 6/

(n)	Fund Participation Agreement dated November 21, 1995 among ANNUITY INVESTORS LIFE INSURANCE COMPANY® and THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. 3/

(o)	Amendment dated July 1, 2002, to Fund Participation Agreement dated November 21, 1995 among ANNUITY INVESTORS LIFE INSURANCE COMPANY® and THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. 6/

(p)	Fund Participation Agreement dated November 21, 1995 among ANNUITY INVESTORS LIFE INSURANCE COMPANY® and DREYFUS VARIABLE INVESTMENT FUND. 3/

(q)	Amendment dated July 1 2002, to Fund Participation Agreement dated November 21, 1995 among ANNUITY INVESTORS LIFE INSURANCE COMPANY® and DREYFUS VARIABLE INVESTMENT FUND. 6/

(r)	Participation Agreement dated May 30, 1997, among Annuity Investors Life Insurance Company®, INVESCO Variable Investment Funds, Inc., and INVESCO Funds Group, Inc. 3/

(s)	Amendment effective May 1, 2001, to Participation Agreement dated May 30, 1997, among Annuity Investors Life Insurance Company®, INVESCO Variable Investment Funds, Inc., and INVESCO Funds Group, Inc. 6/

(t)	Amendment effective July 1, 2002, to Participation Agreement dated May 30, 1997, among Annuity Investors Life Insurance Company®, INVESCO Variable Investment Funds, Inc., and INVESCO Funds Group, Inc. 6/

(u)	Letter Agreement effective June 6, 1997, between Annuity Investors Life Insurance Company® and INVESCO Funds Group, Inc. 4/

(v)	Amendment dated July 1, 2002, to Letter Agreement effective June 6, 1997, between Annuity Investors Life Insurance Company® and INVESCO Funds Group, Inc. 6/

(w)	Fund Participation Agreement (Service Shares) dated March 1, 2001, between Janus Aspen Series and Annuity Investors Life Insurance Company®. 6/

(x)	Amendment dated July 1, 2002, to Fund Participation Agreement (Service Shares) dated March 1, 2001, between Janus Aspen Series and Annuity Investors Life Insurance Company®. 6/

(y)	Distribution and Shareholder Services Agreement (Service Shares) dated May 1, 2001, between Annuity Investors Life Insurance Company® and Janus Distributors, Inc. 6/

(z)	Fund Participation Agreement dated July 1, 2002, among NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST, NEUBERGER BERMAN MANAGEMENT INC., and ANNUITY INVESTORS LIFE INSURANCE COMPANY®. 6/

(aa)	Letter Agreement dated July 1, 2002, between Neuberger Berman Management Inc. and Annuity Investors Life Insurance Company®. 6/

(bb)	Participation Agreement dated July 1, 2002, among Annuity Investors Life Insurance Company, Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. 6/

(cc)	Letter Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company® and Oppenheimer Funds, Inc. 6/

(dd)	Fund Participation Agreement dated May 1, 1997, among the PBHG INSURANCE SERIES FUND, PILGRIM BAXTER & ASSOCIATES, LTD., and ANNUITY INVESTORS LIFE INSURANCE COMPANY®. 3/

(ee)	Amendment Number 1 dated as of May 1, 2001, to Fund Participation Agreement dated May 1, 1997, among the PBHG INSURANCE SERIES FUND, PILGRIM BAXTER & ASSOCIATES, LTD., and ANNUITY INVESTORS LIFE INSURANCE COMPANY®. 6/

(ff)	Amendment Number 2 dated as of July 1, 2001, to Fund Participation Agreement dated May 1, 1997, among the PBHG INSURANCE SERIES FUND, PILGRIM BAXTER & ASSOCIATES, LTD., and ANNUITY INVESTORS LIFE INSURANCE COMPANY®. 6/

(gg)	Letter Agreement dated July 1, 2002, between Pilgrim Baxter & Associates, Ltd., Great American Life Insurance Company of New York and Annuity Investors Life Insurance Company®. 6/

(hh)	Letter Agreement dated July 1, 2002, between Pilgrim Baxter & Associates, Ltd., Great American Life Insurance Company of New York and Annuity Investors Life Insurance Company®. 6/

(ii)	Services Agreement dated July 1, 2002, between Pacific Investment Management Company LLC and Annuity Investors Life Insurance Company®. 6/

(jj)	Services Agreement dated July 1, 2002, between PIMCO Variable Insurance Trust and Annuity Investors Life Insurance Company®. 6/

(kk)	Participation Agreement dated July 1, 2002, among Annuity Investors Life Insurance Company®, RYDEX VARIABLE TRUST, and RYDEX DISTRIBUTORS, INC. 6/

(ll)	Investor Services Agreement dated July 1, 2002, between Rydex Distributors, Inc. and Annuity Investors Life Insurance Company®. 6/

(mm)	Letter of Agreement between Annuity Investors Life Insurance Company® and Wells Fargo Funds Distributor, LLC and in some cases Wells Fargo Funds Management, LLC on behalf of the Wells Fargo Fund Family. 11/

(nn)	Participation Agreement dated May 1, 1997 among Annuity Investors Life Insurance Company®, Morgan Stanley Universal Funds, Inc. (n/k/a The Universal Institutional Funds, Inc.), Morgan Stanley Asset Management Inc. (n/k/a Morgan Stanley Investment Management Inc.), and Miller Anderson & Sherrerd, LLP (n/k/a Morgan Stanley Investments LP). 3/

(oo)	Amendment dated July 1, 2002, to Participation Agreement dated May 1, 1997 among Annuity Investors Life Insurance Company®, Morgan Stanley Universal Funds, Inc. (n/k/a The Universal Institutional Funds, Inc.), Morgan Stanley Asset Management Inc. (n/k/a Morgan Stanley Investment Management Inc.), and Miller Anderson & Sherrerd, LLP (n/k/a Morgan Stanley Investments LP). 6/

(pp)	Letter Agreement dated July 1, 2002, among Annuity Investors Life Insurance Company®, Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP. 6/

(qq)	Amendment to Fund Participation Agreement dated December 8, 2003 by and among PBHG Insurance Series Fund, Pilgrim Baxter & Associates, Ltd. and Annuity Investors Life Insurance Company®. 10/

(rr)	Amendment dated October 31, 2001 to Participation Agreement by and between Annuity Investors Life Insurance Company®, INVESCO Funds Group, Inc. and INVESCO Variable Investment Funds, Inc. 10/

(ss)	Amendment to Amended and Restated Fund Participation Agreement effective as of January 26, 2004 by and between Annuity Investors Life Insurance Company®, INVESCO Funds Group, Inc. and INVESCO Variable Investment Funds, Inc. 10/

(tt)	Amendment to Amended and Restated Fund Participation Agreement effective as of December 29, 2003 between Merrill Lynch Variable Series Funds, Inc. and Annuity Investors Life Insurance Company®. 10/

(uu)	Amendment dated April 30, 2004 to Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc., Annuity Investors Life Insurance Company®, and Great American Advisors®, and Great American Advisors®, Inc. 13/

(vv)	Amendment dated December 1, 2004 to Participation Agreement by and between Annuity Investors Life Insurance Company®, PIMCO Variable Insurance Trust and PIMCO Fund Distributors LLC. 13/

(ww)	Shareholder Services Agreement dated November 10, 2004 by and between Annuity Investors Life Insurance Company® and American Century Investment Services, Inc. 13/

(xx)	Second Amendment dated December 1, 2004 to Agreement by and between the Dreyfus Corporation and Annuity Investors Life Insurance Company.® 13/

(yy)	Participation Agreement between Annuity Investors Life Insurance Company® and the Oppenheimer Variable Account Funds. 11/

(zz)	Participation Agreement among Wells Fargo Variable Trust, Wells Fargo Funds Distributor, LLC, and Annuity Investors Life Insurance Company dated December 21, 2005. 14/

(aaa)	Amendment effective as of May 1, 2005 among Annuity Investors Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors, LLC to Participation Agreement. 14/

(bbb)	Amendment to Fund Participation Agreement as of December 1, 2005 between Janus Aspen Series and Annuity Investors Life Insurance Company.15/
(9)	Opinion and Consent of Counsel. 6/

(10)	Consent of Independent Registered Public Accounting Firm.
     (Consent will be filed by post-effective amendment.)
(11)	Not Applicable.

(12)	Not Applicable.

(99)	Powers of Attorney. 17/

1/ Filed with and incorporated by reference to Form N-4 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-     88300, 1940 Act File No. 811-21095, on May 15, 2002.

2/ Incorporated by reference to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on December 23, 1996.
3/ Incorporated by reference to Pre-Effective Amendment No. 1, filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on June 3, 1997.
4/ Incorporated by reference to Post-Effective Amendment No. 2 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on April 29, 1998.
5/ Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955, 1940 Act File No. 811-08017, on November 17, 1998.
6/ Filed with and incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88300, 1940 Act File No. 811-21095, on July 25, 2002.
7/ Filed with and incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88300, 1940 Act File No. 811-21095, on February 28, 2003.
8/ Incorporated by reference to Post Effective Amendment No. 12 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on April 30, 2003.
9/ Filed with and incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88300, 1940 Act File No. 811-21095, on February 27, 2004.
10/ Filed with and incorporated by reference to Post-Effective Amendment No. 4 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88300, 1940 Act File No. 811-21095, on April 30, 2004.
11/ Incorporated by reference to Post-Effective Amendment No. 10 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 033-65409, 1940 Act File No. 811-07299, on or about April 27, 2005.
12/ Filed with and incorporated by reference to Post-Effective Amendment No. 6 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88300, 1940 Act File No. 811-21095, on or about April 29, 2005.
13/ Filed with and incorporated by reference to Post-Effective Amendment No. 7 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88300, 1940 Act File No. 811-21095, on or about May 3, 2005.

14/ Incorporated by reference to Post-Effective Amendment No. 18 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File
     No. 333-19725, 1940 Act File     No. 811-08017, on April 28, 2006.
15/ Incorporated by reference to Post-Effective Amendment No. 18 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File
     No. 333-19725, 1940 Act File     No. 811-08017, on April 28, 2006.
16/ Incorporated by reference to Post-Effective Amendment No. 19 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File
     No. 333-19725, 1940 Act File     No. 811-08017, on March 2, 2007.
17/Filed herewith.

Item 25. Directors and Officers of Annuity Investors Life Insurance Company®

	Principal Business	Positions and Offices With the
Name	Address	Company

Stephen Craig Lindner	(1)	Director

Christopher P. Miliano	(1)	Director

Mark Francis Muething	(1)	Director and Executive Vice President, General Counsel & Secretary

Michael J. Prager	(1)	Director

Charles R. Scheper	(1)	Director and President & Chief Executive Officer

Richard L. Magoteaux	(1)	Executive Vice President, Chief Financial Officer-Operations & Treasurer

Mathew Dutkiewicz	(1)	Senior Vice President

Adrienne Kessling	(1)	Senior Vice President-Operations

Catherine A. Crume	(1)	Vice President

John P. Gruber	(1)	Vice President

James L. Henderson	(1)	Vice President

John O’Shaughnessy	(1)	Vice President & Actuary

Gary L. Peters	(1)	Vice President-Variable Annuity Sales

Dale Herr	(1)	Assistant Vice President & Actuary

D. Quentin Reynolds	(1)	Assistant Vice President

Rebecca J. Schriml	(1)	Assistant Vice President

Richard Sutton	(1)	Assistant Vice President & Chief Actuary

Robert D. Davis	(1)	Assistant Vice President

William C. Ellis	(1)	Assistant Treasurer

Thomas E. Mischell	(1)	Assistant Treasurer

(1)	250 East Fifth St., Cincinnati OH 45202
Item 26. Persons Controlled by or Under Common Control with the Depositor and Registrant.
The Depositor, Annuity Investors Life Insurance Company® is a wholly-owned subsidiary of Great American® Life Insurance Company, which is a wholly-owned subsidiary of Great American Financial Resources®, Inc. (f/k/a American Annuity Group, SM Inc.)

Annuity Investors ® Variable Account C is a segregated asset account of Annuity Investors Life Insurance Company.®
The following chart indicates the persons controlled by or under common control with the Company:
(Chart will be filed by post-effective amendment.)

Item 27. Number of Contract Owners and Certificate Owners
As of March 31, 2007, there were                      Individual Contract Owners of which                      contracts were qualified and                      contracts were non-qualified.
As of March 31, 2007, there were                      Participants (Certificate Owners) in                      Group Contracts.
Item 28. Indemnification
The Code of Regulations of Annuity Investors Life Insurance Company provides in Article V as follows:
The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was a director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.
Insofar as indemnification for liability arising under the Securities Act of 1933 (“1933 Act”) may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
The directors and officers of Annuity Investors Life Insurance Company are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term “loss” means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term “Wrongful Acts” means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $20,000,000 for the policy year ending                     . The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.

Item 29. Principal Underwriter
(a)	Great American Advisors®, Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 (“1940 Act”). It is also the underwriter and distributor of Annuity Investors®Variable Account C.
Great American Advisors®, Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors® Variable Account A, Annuity Investors® Variable Account B, and Annuity Investors® Variable Account C.
(b) Directors and Officers of Great American Advisors®, Inc.

Name and Principal Business Address	Position with Great American Advisors®, Inc.

James Lee Henderson (1)	President — Chief Compliance Officer
James T. McVey (1)	Chief Operating Officer and Senior Vice President
Mark Francis Muething (1)	Vice President, Secretary and Director
Peter J. Nerone (1)	Vice President
Paul Ohlin (1)	Treasurer
Fred J. Runk (1)	Assistant Treasurer

(1)	525 Vine Street, 7th Floor, Cincinnati, Ohio 45202.
(c)	Required information is included in, and incorporated by reference to, Part B of this Registration Statement.
Item 30. Location of Accounts and Records
All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained at the Administrative Office.
Item 31. Management Services
Not Applicable.
Item 32. Undertakings
(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the Contracts may be accepted.
(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of

Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
(c) Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.
(d) The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Port-Effective Amendment to its Registration Statement and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on the 21st of February, 2007

ANNUITY INVESTORS® VARIABLE ACCOUNT C (Registrant)
By:	/s/ Charles R. Scheper
Charles R. Scheper*
President, Chief Executive Officer and Director Annuity Investors Life Insurance Company®

ANNUITY INVESTORS LIFE INSURANCE COMPANY® (Depositor)
By:	/s/ Charles R. Scheper
Charles R. Scheper*
President, Chief Executive Officer and Director

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Charles R. Scheper	Chief Executive Officer and Director	February 21, 2007
Charles R. Scheper*

/s/ Richard L. Magoteaux	Treasurer	February 21, 2007
Richard L. Magoteaux*

/s/ Stephen Craig Lindner	Director	February 21, 2007
Stephen Craig Lindner*

/s/ Christopher Miliano	Director	February 21, 2007
Christopher Miliano*

/s/ Mark Francis Muething	Director	February 21, 2007
Mark Francis Muething*

/s/ Michael J. Prager	Director	February 21, 2007
Michael J. Prager*

/s/ John P. Gruber		February 21, 2007
*John P. Gruber, as Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

99.	Powers of Attorney